STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $4,871,145)                                                   $4,627,259
  Cash                                                               259,032
  Receivable for investments sold                                    296,145
  Interest receivable                                                 98,381
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 6)                                       29,476
  Prepaid expenses                                                     6,474
                                                                  ----------
    Total assets                                                   5,316,767
LIABILITIES
  Payable for investments purchased                     $198,030
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 6)                           26,571
  Accrued accounting, custody and transfer agent fees      6,854
  Accrued trustees' fees and expenses (Note 2)               462
  Accrued expenses and other liabilities                  14,337
                                                         -------
    Total liabilities                                                246,254
                                                                  ----------
NET ASSETS                                                        $5,070,513
                                                                  ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $5,368,520
  Accumulated net realized loss                                     (162,301)
  Undistributed net investment income                                105,314
  Net unrealized depreciation                                       (241,020)
                                                                  ----------
TOTAL NET ASSETS                                                  $5,070,513
                                                                  ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                            292,047
                                                                  ==========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                 $    17.36
                                                                  ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                  $ 306,665
                                                                   ---------
EXPENSES
  Investment advisory fee (Note 2)                       $ 16,940
  Accounting, custody, and transfer agent fees             43,869
  Legal and audit services                                 14,421
  Registration fees                                         3,008
  Insurance expense                                         1,785
  Trustees' fees and expenses (Note 2)                        944
  Miscellaneous                                             4,536
                                                         --------
    Total expenses                                         85,503

Deduct:
  Waiver of investment advisory fee (Note 2)              (16,940)
  Reimbursement of Fund operating expenses (Note 2)       (58,399)
                                                         --------
    Total expense deductions                              (75,339)
                                                         --------
      Net expenses                                                    10,164
                                                                   ---------
        Net investment income                                        296,501
                                                                   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                      162,586
    Foreign currency transactions and forward foreign
     currency exchange contracts                          (39,962)
                                                         --------
      Net realized gain                                              122,624
  Change in unrealized appreciation (depreciation)
    Investment securities                                (382,142)
    Foreign currency and forward foreign currency
     exchange contracts                                    38,531
                                                         --------
      Change in net unrealized appreciation
       (depreciation)                                               (343,611)
                                                                   ---------
    Net realized and unrealized loss                                (220,987)
                                                                   ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  75,514
                                                                   =========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           FOR THE PERIOD FROM
                                                                             MARCH 26, 2001
                                                         SIX MONTHS ENDED   (COMMENCEMENT OF
                                                          JUNE 30, 2002      OPERATIONS) TO
                                                           (UNAUDITED)      DECEMBER 31, 2001
                                                         ----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $   296,501        $    792,938
  Net realized gain (loss)                                     122,624            (284,630)
  Change in net unrealized appreciation (depreciation)        (343,611)            131,706
                                                           -----------        ------------
  Net increase in net assets from investment operations         75,514             640,014
                                                           -----------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                  (197,925)           (819,404)
  Return of capital                                                 --             (22,262)
                                                           -----------        ------------
  Total distributions to shareholders                         (197,925)           (841,666)
                                                           -----------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           7,474,000          15,171,895
  Value of shares issued to shareholders in payment of
    distributions declared                                     194,182             679,287
  Cost of shares redeemed                                   (6,177,651)        (11,947,137)
                                                           -----------        ------------
  Net increase in net assets from Fund share
    transactions                                             1,490,531           3,904,045
                                                           -----------        ------------
TOTAL INCREASE IN NET ASSETS                                 1,368,120           3,702,393
NET ASSETS
  At beginning of period                                     3,702,393                  --
                                                           -----------        ------------
  At end of period (including undistributed net
    investment income of $105,314 and $6,738)              $ 5,070,513        $  3,702,393
                                                           ===========        ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         SIX MONTHS
                                                            ENDED            FOR THE PERIOD
                                                          JUNE 30,           MARCH 26, 2001
                                                            2002      (COMMENCEMENT OF OPERATIONS)
                                                         (UNAUDITED)      TO DECEMBER 31, 2001
                                                         -----------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $17.67                $20.00
                                                           ------                ------
FROM INVESTMENT OPERATIONS:
  Net investment income*                                     0.80(1)               1.58(1)
  Net realized and unrealized gain (loss) on
    investments                                             (0.56)                 0.10
                                                           ------                ------
Total from investment operations                             0.24                  1.68
                                                           ------                ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                (0.55)                (3.90)
  From tax return of capital                                   --                 (0.11)
                                                           ------                ------
Total distributions to shareholders                         (0.55)                (4.01)
                                                           ------                ------
NET ASSET VALUE, END OF PERIOD                             $17.36                $17.67
                                                           ======                ======
TOTAL RETURN+++                                              1.31%++               8.94%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                    0.30%+                0.30%+
  Net Investment Income (to average daily net assets)*       8.77%+               10.33%+
  Portfolio Turnover                                          272%++                505%++
  Net Assets, End of Period (000's omitted)                $5,071                $3,702

-----------------
* For the period indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee and reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share                            $ 0.60(1)             $ 1.34(1)
Ratios (to average daily net assets):
  Expenses                                                   2.52%+                1.82%+
  Net investment income                                      6.55%+                8.81%+

(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waiver.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                              PAR        VALUE
SECURITY                        RATE           MATURITY                                                      VALUE     (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 91.3%
CORPORATE -- 7.8%
FINANCIAL -- 7.8%
Pemex Master Trust 144A          8.625%       02/01/2022         USD                                          200,000  $  195,500
Telefonos de Mexico SA           8.250%       01/26/2006                                                      195,000     197,925
                                                                                                                       ----------
Total Corporate (Cost $413,127)                                                                                           393,425
                                                                                                                       ----------
SOVEREIGN BONDS -- 78.2%
Banco Nacional de
  Dedenvolvimento Economico
  e Social(a)                   17.246%       06/16/2008                                                      220,000     159,500
Banque Centrale de Tunisie       7.375%       04/25/2012                                                       50,000      48,250
Dominican Republic 144A          9.500%       09/27/2006                                                       50,000      52,625
Government of Jamaica           10.625%       06/20/2017                                                      115,000     121,900
Kingdom of Morocco(a)            2.750%       01/05/2009                                                       55,000      48,675
Ministry Finance of Russia       3.000%       05/14/2003                                                      135,000     130,612
Ministry Finance of Russia       3.000%       05/14/2008                                                      185,000     125,337
Ministry Finance of Russia       3.000%       05/14/2011                                                      170,000      96,475
Petroliam Nasional Berhad
  144A                           7.750%       08/15/2015                                                      140,000     146,789
Petronas Capital Ltd. 144A       7.875%       05/22/2022                                                      105,000     105,122
Republic of Brazil(a)            8.000%       04/15/2014                                                      277,067     174,899
Republic of Brazil               8.875%       04/15/2024                                                      130,000      63,375
Republic of Brazil              10.125%       05/15/2027                                                      235,000     124,550
Republic of Brazil              11.250%       07/26/2007                                                      115,000      77,050
Republic of Brazil Series
  E(a)                           3.063%       04/15/2006                                                      140,800     111,936
Republic of Bulgaria 144A        8.250%       01/15/2015                                                      110,000     109,175
Republic of Bulgaria Series
  A(a)                           2.813%       07/28/2024                                                       55,000      49,225
Republic of Chile                7.125%       01/11/2012                                                       50,000      50,885
Republic of Colombia             9.750%       04/23/2009                                                      160,000     155,600
Republic of Colombia            11.750%       02/25/2020                                                       60,000      58,710
Republic of Ecuador 144A        12.000%       11/15/2012                                                       20,000      14,100
Republic of Ecuador 144A Step
  Up Notes                       5.000%       08/15/2030                                                      140,000      70,700
Republic of El Salvador 144A     8.250%       04/10/2032                                                       50,000      47,750
Republic of Panama               8.875%       09/30/2027                                                       50,000      44,000
Republic of Panama               9.625%       02/08/2011                                                       30,000      29,100
Republic of Peru FLIRB(a)        4.000%       03/07/2017                                                       40,000      26,400
Republic of Philippines          8.375%       03/12/2009                                                       50,000      49,875
Republic of Philippines          9.375%       01/18/2017                                                      100,000     102,500
Republic of Philippines         10.625%       03/16/2025                                                       50,000      51,675
Republic of South Africa         7.375%       04/25/2012                                                       55,000      54,450
Republic of South Africa         9.125%       05/19/2009                                                       45,000      50,400
Republic of Uruguay              7.625%       01/20/2012                                                       20,000      11,400
Republic of Venezuela(a)         2.875%       12/18/2007                                                      130,950      98,212
Russian Federation               5.000%       03/31/2030                                                      790,000     549,050
Russian Federation              12.750%       06/24/2028                                                      120,000     144,600
Ukraine Government Senior
  Notes                         11.000%       03/15/2007                                                       93,450      94,385
United Mexican States            8.300%       08/15/2031                                                       60,000      58,350
United Mexican States            8.375%       01/14/2011                                                      110,000     114,125

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                              PAR        VALUE
SECURITY                        RATE           MATURITY                                                      VALUE     (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (CONTINUED)
United Mexican States            9.875%       02/01/2010         USD                                           90,000  $  101,115
United Mexican States Series
  A                              6.250%       12/31/2019                                                      250,000     236,563
                                                                                                                       ----------
Total Sovereign Bonds (Cost $4,187,216)                                                                                 3,959,440
                                                                                                                       ----------
U.S. TREASURY OBLIGATIONS -- 0.5%
TREASURY NOTES -- 0.5%
U.S. Treasury Note               5.750%       08/15/2010                                                       25,000      26,742
                                                                                                                       ----------
Total U.S. Treasury Obligations (Cost $26,399)                                                                             26,742
                                                                                                                       ----------
FOREIGN DENOMINATED -- 4.8%
JAPAN -- 3.2%
Republic of Algeria(a)           0.938%       03/04/2010         JPY                                       23,594,014     164,518
                                                                                                                       ----------
MEXICO -- 1.6%
Mexican Fixed Rate Bonds        10.500%       07/14/2011         MXN                                          809,900      83,134
                                                                                                                       ----------
Total Foreign Denominated (Cost $244,403)                                                                                 247,652
                                                                                                                       ----------
TOTAL BONDS AND NOTES (COST $4,871,145)                                                                                 4,627,259
                                                                                                                       ----------

TOTAL INVESTMENTS -- 91.3% (COST
 $4,871,145)                              $   4,627,259
OTHER ASSETS, LESS LIABILITIES -- 8.7%          443,254
                                          -------------
NET ASSETS -- 100.0%                      $   5,070,513
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
FLIRB - Front Loaded Interest Reduction Bond
JPY - Japanese Yen
MXN - Mexican Peso
Step Up - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2002.
Maturity date disclosed is the ultimate maturity.
USD - United States Dollar

(a)  Variable Rate Security; rate indicated is as of 6/30/02.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PERCENTAGE
TOP TEN COUNTRIES BY ISSUER                                   OF NET ASSETS
---------------------------------------------------------------------------

Russia                                                                 20.6%
Mexico                                                                 15.6%
Brazil                                                                 14.0%
Malaysia                                                                5.0%
United States of America                                                4.4%
Colombia                                                                4.2%
Philippines                                                             4.0%
Algeria                                                                 3.2%
Bulgaria                                                                3.1%
Jamaica                                                                 2.4%

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Opportunistic Emerging Markets Debt Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The objective of the Fund is to generate a high total return through a combination of capital appreciation and income, by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by governments, companies and banks of emerging markets, as well as preferred stocks, warrants and tax-exempt bonds.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies

                     STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     D. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses and amortization and/or accretion of premiums and discounts on certain securities.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     G. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.50% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.30% of the Fund's average daily net assets for the six months ended June 30, 2002. Pursuant to this agreement, for the six months ended June 30, 2002, Standish Mellon voluntarily did not impose $16,940 of its investment advisory fee and reimbursed the Fund for $58,399 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2002 were as follows:

                                                                   PURCHASES      SALES
                                                                  -----------  -----------
         U.S. Government Securities                               $   491,704  $   462,120
                                                                  ===========  ===========
         Investments (non-U.S.Government Securities)              $17,161,913  $15,566,480
                                                                  ===========  ===========

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                        FOR THE PERIOD
                                                                                        MARCH 26, 2001
                                                                  SIX MONTHS ENDED     (COMMENCEMENT OF
                                                                   JUNE 30, 2002          OPERATIONS)
                                                                    (UNAUDITED)      TO DECEMBER 31, 2001
                                                                  ----------------  -----------------------
         Shares sold                                                   404,910               759,542
         Shares issued to shareholders in payment of
           distributions declared                                       10,822                37,207
         Shares redeemed                                              (333,257)             (587,177)
                                                                     ---------             ---------
         Net increase                                                   82,475               209,572
                                                                     =========             =========

      At June 30, 2002, four shareholders held of record approximately 34%, 21%, 19% and 11% of the total outstanding shares of the Fund.

      All of the Fund's shares represent investments by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

      On March 26, 2001, the Fund commenced operations by issuing 411,402 shares for an initial contribution of securities in kind, with a market value of $8,228,047.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $4,874,614
                                                                       =========
         Gross unrealized appreciation                                    42,090
         Gross unrealized depreciation                                  (289,445)
                                                                       ---------
         Net unrealized depreciation                                   $(247,355)
                                                                       =========

(6)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund entered into no such transactions during the six months ended June 30, 2002.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2002, the Fund held the following forward foreign currency or cross currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                   LOCAL PRINCIPAL    CONTRACT        MARKET        AGGREGATE     UNREALIZED
         CONTRACTS TO RECEIVE                          AMOUNT        VALUE DATE        VALUE       FACE AMOUNT    GAIN/(LOSS)
         ---------------------------------------------------------------------------------------------------------------------
         Euro                                            274,155     07/16/2002    $     271,384  $   260,681    $      10,703
         Mexican Peso                                    900,500     07/24/2002           89,752       93,782           (4,030)
                                                                                   -------------  -------------  -------------
         TOTAL                                                                     $     361,136  $   354,463    $       6,673
                                                                                   =============  =============  =============

                                                   LOCAL PRINCIPAL    CONTRACT        MARKET        AGGREGATE     UNREALIZED
         CONTRACTS TO DELIVER                          AMOUNT        VALUE DATE        VALUE       FACE AMOUNT    GAIN/(LOSS)
         ---------------------------------------------------------------------------------------------------------------------
         Czech Republic Koruna                         8,252,864     07/16/2002    $     277,560  $   257,897    $     (19,663)
         Euro                                              2,959     07/16/2002            2,929        2,784             (145)
         Japanese Yen                                  8,880,000     09/18/2002           74,469       71,736           (2,733)
         Mexican Peso                                  1,809,048     07/24/2002          180,305      192,903           12,598
                                                                                   -------------  -------------  -------------
         TOTAL                                                                     $     535,263  $   525,320    $      (9,943)
                                                                                   =============  =============  =============

      FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                                      MARKET                                                   MARKET
         CONTRACTS TO DELIVER                          VALUE                  IN EXCHANGE FOR                   VALUE
         ----------------------------------------------------------------------------------------------------------------
         Euro                                      $     271,385           Czech Republic Koruna            $     277,560
                                                   -------------                                            -------------
         TOTAL                                     $     271,385                                            $     277,560
                                                   =============                                            =============

                                                    CONTRACT   UNREALIZED
         CONTRACTS TO DELIVER                      VALUE DATE     GAIN
         -----------------------------------------------------------------
         Euro                                      07/16/2002  $     6,175
                                                               -----------
         TOTAL                                                 $     6,175
                                                               ===========

     FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      The Fund entered into no such transactions during the six months ended June 30, 2002.

(7)  DELAYED DELIVERY TRANSACTIONS:

      The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

      The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      The Fund entered into no such transactions during the six months ended June 30, 2002.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of June 30, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              22          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision
Waltham, MA 02154                                                     Resources, Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               22               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         22               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               22               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               22               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 22               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               22               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           22               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               22               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           22               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         22               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          22               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Financial Center,                                                 Mellon Financial
Boston MA 02111                                                       Corp.
8/17/60

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $50,218,900)                                                    $48,740,406
  Cash                                                                  815,877
  Receivable for investments sold                                     2,378,194
  Interest and dividends receivable                                   1,066,572
  Prepaid expenses                                                        9,456
                                                                    -----------
    Total assets                                                     53,010,505
LIABILITIES
  Payable for investments purchased                      $1,352,421
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 6)                             64,743
  Accrued accounting, custody and transfer agent fees        6,750
  Accrued trustees' fees and expenses (Note 2)                 387
  Accrued expenses and other liabilities                    14,897
                                                         ---------
    Total liabilities                                                 1,439,198
                                                                    -----------
NET ASSETS                                                          $51,571,307
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $71,902,183
  Accumulated net realized loss                                     (19,207,252)
  Undistributed net investment income                                   413,973
  Net unrealized depreciation                                        (1,537,597)
                                                                    -----------
TOTAL NET ASSETS                                                    $51,571,307
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             3,291,144
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $     15.67
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                    $ 1,894,931
  Dividend income                                                        116,123
                                                                     -----------
    Total investment income                                            2,011,054
EXPENSES
  Investment advisory fee (Note 2)                       $   92,280
  Accounting, custody, and transfer agent fees               41,111
  Legal and audit services                                   17,905
  Insurance expense                                           5,044
  Registration fees                                           3,659
  Trustees' fees and expenses (Note 2)                        3,061
  Miscellaneous                                               5,124
                                                         ----------
    Total expenses                                          168,184
                                                         ----------

Deduct:
  Waiver of investment advisory fee (Note 2)                (92,280)
  Reimbursement of Fund operating expenses (Note 2)         (52,839)
                                                         ----------
    Total expense deductions                               (145,119)
                                                         ----------
      Net expenses                                                        23,065
                                                                     -----------
        Net investment income                                          1,987,989
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                     (1,162,520)
    Foreign currency transactions and forward foreign
      currency exchange contracts                           (74,611)
                                                         ----------
      Net realized loss                                               (1,237,131)
  Change in unrealized appreciation (depreciation)
    Investment securities                                (1,120,202)
    Foreign currency and forward foreign currency
      exchange contracts                                    (61,490)
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                (1,181,692)
                                                                     -----------
    Net realized and unrealized loss                                  (2,418,823)
                                                                     -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $  (430,834)
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           FOR THE PERIOD FROM
                                                                              APRIL 2, 2001
                                                         SIX MONTHS ENDED   (COMMENCEMENT OF
                                                          JUNE 30, 2002      OPERATIONS) TO
                                                           (UNAUDITED)      DECEMBER 31, 2001
                                                         ----------------  -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,987,989        $  11,270,395
  Net realized loss                                         (1,237,131)         (17,426,096)
  Change in net unrealized appreciation (depreciation)      (1,181,692)            (355,905)
                                                           -----------        -------------
  Net decrease in net assets from investment operations       (430,834)          (6,511,606)
                                                           -----------        -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                (1,574,016)         (11,928,182)
  Return of capital                                                 --             (299,702)
                                                           -----------        -------------
  Total distributions to shareholders                       (1,574,016)         (12,227,884)
                                                           -----------        -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                          14,592,775          227,918,170
  Value of shares issued to shareholders in payment of
    distributions declared                                   1,555,370            9,595,084
  Cost of shares redeemed                                   (8,765,230)        (172,580,522)
                                                           -----------        -------------
  Net increase in net assets from Fund share
    transactions                                             7,382,915           64,932,732
                                                           -----------        -------------
TOTAL INCREASE IN NET ASSETS                                 5,378,065           46,193,242
NET ASSETS
  At beginning of period                                    46,193,242                   --
                                                           -----------        -------------
  At end of period (including undistributed net
    investment income of $413,973 and $0)                  $51,571,307        $  46,193,242
                                                           ===========        =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          SIX MONTHS           FOR THE PERIOD
                                                             ENDED             APRIL 2, 2001
                                                         JUNE 30, 2002  (COMMENCEMENT OF OPERATIONS)
                                                          (UNAUDITED)       TO DECEMBER 31, 2001
                                                         -------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 16.36               $ 20.00
                                                            -------               -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                                       0.70(1)               1.34(1)
  Net realized and unrealized loss on investments             (0.79)                (1.93)
                                                            -------               -------
Total from investment operations                              (0.09)                (0.59)
                                                            -------               -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  (0.60)                (2.98)
  From tax return of capital                                     --                 (0.07)
                                                            -------               -------
Total distributions to shareholders                           (0.60)                (3.05)
                                                            -------               -------
NET ASSET VALUE, END OF PERIOD                              $ 15.67               $ 16.36
                                                            =======               =======
TOTAL RETURN+++                                               (0.62)%++             (2.91)%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                      0.10%+                0.10%+
  Net Investment Income (to average daily net assets)*         8.62%+                9.46%+
  Portfolio Turnover                                             67%++                191%++
  Net Assets, End of Period (000's omitted)                 $51,571               $46,193

-----------------
* For the period indicated, the investment adviser voluntarily agreed not to impose any of its investment advisory fee and reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share                             $  0.65(1)            $  1.28(1)
Ratios (to average daily net assets):
  Expenses                                                     0.73%+                0.54%+
  Net investment income                                        7.99%+                9.02%+

(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                              PAR        VALUE
SECURITY                        RATE           MATURITY                                                      VALUE     (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 87.2%
CONVERTIBLE CORPORATE BONDS -- 2.5%
Davita, Inc.                     7.000%       05/15/2009         USD                                         400,000  $   395,863
Echostar DBS Corp.               4.875%       01/01/2007                                                     200,000      144,000
Healthsouth Corp.                3.250%       04/01/2003                                                     200,000      196,000
Omnicare, Inc.                   5.000%       12/01/2007                                                     275,000      259,095
Royal Caribbean Cruises Step
  Up Notes(a)                    0.000%       05/18/2021                                                     225,000       91,687
Tenet Healthcare Corp.           6.000%       12/01/2005                                                     208,000      205,920
                                                                                                                      -----------
Total Convertible Corporate Bonds (Cost $1,312,411)                                                                     1,292,565
                                                                                                                      -----------
CORPORATE -- 73.5%
BANKING -- 2.5%
GS Escrow Corp. 144A Senior
  Notes                          7.000%       08/01/2003                                                     325,000      335,962
GS Escrow Corp. 144A Senior
  Notes                          7.125%       08/01/2005                                                     895,000      950,137
                                                                                                                      -----------
                                                                                                                        1,286,099
                                                                                                                      -----------
BASIC INDUSTRY -- 10.5%
AK Steel Corp. 144A              7.750%       06/15/2012                                                     225,000      223,875
Burns Philp & Capital
  Property Ltd. 144A Senior
  Sub Notes                      9.750%       07/15/2012                                                     350,000      346,500
Crompton Corp. Senior Notes      8.500%       03/15/2005                                                      75,000       77,544
CSC Holdings, Inc.               8.125%       08/15/2009                                                     300,000      243,000
CSC Holdings, Inc.               7.875%       12/15/2007                                                     400,000      324,000
CSC Holdings, Inc. Senior
  Notes                          7.625%       04/01/2011                                                     500,000      400,000
CSC Holdings, Inc. Senior
  Notes                          8.125%       07/15/2009                                                     450,000      364,500
Earle M. Jorgensen Co. 144A      9.750%       06/01/2012                                                     100,000       99,000
Equistar Chemical               10.125%       09/01/2008                                                     125,000      119,375
Great Lakes Dredge & Dock Co.   11.250%       08/15/2008                                                     425,000      446,250
Huntsman International LLC
  144A Senior Notes              9.875%       03/01/2009                                                     250,000      250,000
IMC Global, Inc.                10.875%       06/01/2008                                                     625,000      671,875
Johnsondiversey, Inc. 144A
  Senior Sub Notes               9.625%       05/15/2012                                                     150,000      156,000
Kansas City Southern 144A
  Senior Notes                   7.500%       06/15/2009                                                     275,000      275,000
Pinnacle Partners 144A Senior
  Notes                          8.830%       08/15/2004                                                     375,000      368,557
Pioneer Natural Resources Co.
  Senior Notes                   8.250%       08/15/2007                                                     125,000      126,875
Russell Corp. 144A Senior
  Notes                          9.250%       05/01/2010                                                     125,000      128,437
Steel Dynamics, Inc. 144A
  Senior Notes                   9.500%       03/15/2009                                                     575,000      609,500
Witco Corp.                      6.125%       02/01/2006                                                     175,000      165,001
                                                                                                                      -----------
                                                                                                                        5,395,289
                                                                                                                      -----------
CAPITAL GOODS -- 6.1%
Alliant Techsystems, Inc.        8.500%       05/15/2011                                                     325,000      331,500
Allied Waste Industries 144A
  Notes                         10.000%       08/01/2009                                                     175,000      172,812
Allied Waste Industries
  Series B                       7.375%       01/01/2004                                                     985,000      955,450
Allied Waste Industries
  Series B                       8.500%       12/01/2008                                                     600,000      589,500
American Standard, Inc.          7.375%       02/01/2008                                                     120,000      121,200
NVR Inc. Senior Notes            8.000%       06/01/2005                                                     600,000      606,000
Stone Container Corp. 144A
  Senior Notes                   8.375%       07/01/2012                                                     375,000      376,875
                                                                                                                      -----------
                                                                                                                        3,153,337
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                              PAR        VALUE
SECURITY                        RATE           MATURITY                                                      VALUE     (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS -- 2.8%
Block Communciations, Inc.
  144A Senior Sub Notes          9.250%       04/15/2009         USD                                         700,000  $   696,500
Entercom Communications Corp.    7.625%       03/01/2014                                                      50,000       49,250
Exodus Communications,
  Inc.{*}                       11.625%       07/15/2010                                                     375,000       63,750
Qwest Capital Funding            6.875%       07/15/2028                                                     175,000       86,625
Salem Communications Corp.
  Senior Sub Notes               9.500%       10/01/2007                                                     400,000      420,000
Worldcom, Inc.                   8.250%       05/15/2031                                                     675,000      108,000
                                                                                                                      -----------
                                                                                                                        1,424,125
                                                                                                                      -----------
CONSUMER CYCLICAL -- 24.6%
American Media Operations       10.250%       05/01/2009                                                     125,000      131,250
Ameristar Casinos, Inc.         10.750%       02/15/2009                                                     840,000      898,800
Anchor Gaming Co.                9.875%       10/15/2008                                                     525,000      620,584
Argosy Gaming Co.               10.750%       06/01/2009                                                     995,000    1,072,112
AT&T Corp.-Liberty Media
  Group                          7.875%       07/15/2009                                                     200,000      198,440
Charter Communications
  Holdings LLC Senior Notes     10.750%       10/01/2009                                                     250,000      172,500
Charter Communications
  Holdings LLC Senior Step Up
  Notes(a)                       0.000%       01/15/2010                                                     300,000      135,000
Chumash Casino & Resort 144A
  Senior Notes                   9.000%       07/15/2010                                                     750,000      757,500
D.R. Horton, Inc.               10.500%       04/01/2005                                                     350,000      374,500
D.R. Horton, Inc. 144A Senior
  Notes                          8.500%       04/15/2012                                                     325,000      329,875
Echostar DBS Corp. 144A
  Senior Notes                   9.125%       01/15/2009                                                     725,000      674,250
Entravision Communications
  Corp. 144A Senior Sub Notes    8.125%       03/15/2009                                                     100,000      100,000
Extended Stay America, Inc.
  Senior Sub Notes               9.875%       06/15/2011                                                     350,000      360,500
Hilton Hotels                    7.000%       07/15/2004                                                     100,000      100,130
Hollywood Casino Corp.          11.250%       05/01/2007                                                     275,000      296,312
Horseshoe Gaming Holdings        8.625%       05/15/2009                                                      50,000       50,750
Host Marriott LP Senior Notes    8.375%       02/15/2006                                                     650,000      637,000
Isle of Capri Casinos            8.750%       04/15/2009                                                     520,000      522,600
John Q Hamons Hotels, Inc.
  144A                           8.875%       05/15/2012                                                     225,000      221,625
Kaufman & Broad Home Corp.
  Senior Notes                   7.750%       10/15/2004                                                     125,000      127,500
Lamar Media Corp.                8.625%       09/15/2007                                                     338,000      343,070
Lear Corp.                       7.960%       05/15/2005                                                     575,000      585,062
Mohegan Tribal Gaming
  Authority Senior Notes         8.375%       07/01/2011                                                     100,000      102,000
Mohegan Tribal Gaming
  Authority Senior Sub Notes     8.000%       04/01/2012                                                     175,000      175,000
Mohegan Tribal Gaming
  Authority Senior Sub Notes     8.125%       01/01/2006                                                   1,100,000    1,122,000
Panavision, Inc. Step Up Sub
  Notes(a)                       9.625%       02/01/2006                                                     530,000      212,000
Premier Parks, Inc.              9.750%       06/15/2007                                                     100,000      103,000
Regal Cinemas, Inc. 144A         9.375%       02/01/2012                                                     425,000      442,000
Scotts Company                   8.625%       01/15/2009                                                     380,000      391,400
Six Flags, Inc. Senior Notes     9.500%       02/01/2009                                                     350,000      355,250
Speedway Motorsports             8.500%       08/15/2007                                                     425,000      437,750
Station Casinos, Inc.            8.375%       02/15/2008                                                      65,000       66,462
Station Casinos, Inc.            9.750%       04/15/2007                                                     150,000      156,375
TCI Communications, Inc.
  Senior Notes                   6.875%       02/15/2006                                                     115,000      108,963
Univision Communications,
  Inc.                           7.850%       07/15/2011                                                     300,000      314,559
                                                                                                                      -----------
                                                                                                                       12,696,119
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                              PAR        VALUE
SECURITY                        RATE           MATURITY                                                      VALUE     (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICAL -- 13.9%
Amerisourcebergen Corp.
  Senior Notes                   8.125%       09/01/2008         USD                                         330,000  $   339,900
Chattem, Inc.                    8.875%       04/01/2008                                                     330,000      334,950
Conmed Corp. Notes               9.000%       03/15/2008                                                     540,000      557,550
Constellation Brands, Inc.
  Series B                       8.125%       01/15/2012                                                     100,000      103,500
Elizabeth Arden, Inc.           11.750%       02/01/2011                                                     125,000      127,500
Extendicare Health Services
  144A Senior Notes              9.500%       07/01/2010                                                     125,000      125,938
HCA - The Healthcare Co.         8.750%       09/01/2010                                                     500,000      559,490
HCA - The Healthcare Co.
  Senior Notes                   7.875%       02/01/2011                                                     950,000    1,010,906
Healthsouth Corp. 144A           7.625%       06/01/2012                                                     250,000      246,268
Healthsouth Corp. Senior
  Notes                          8.375%       10/01/2011                                                     575,000      600,875
Ingles Markets, Inc.             8.875%       12/01/2011                                                     300,000      298,500
Marsh Supermarket, Inc.
  Series B                       8.875%       08/01/2007                                                     675,000      680,063
Pathmark Stores                  8.750%       02/01/2012                                                     300,000      304,500
Stater Brothers Holdings
  Senior Notes                  10.750%       08/15/2006                                                     650,000      671,125
Tricon Global Restaurant,
  Inc. Senior Notes              7.450%       05/15/2005                                                     110,000      111,650
Tricon Global Restaurant,
  Inc. Senior Notes              7.650%       05/15/2008                                                     990,000    1,004,850
Tricon Global Restaurant,
  Inc. Senior Notes              8.875%       04/15/2011                                                     100,000      106,000
                                                                                                                      -----------
                                                                                                                        7,183,565
                                                                                                                      -----------
ENERGY -- 8.0%
Amerigas Partners Senior
  Notes                          8.875%       05/20/2011                                                     500,000      520,000
Calpine Corp. Senior Notes       8.500%       02/15/2011                                                     475,000      320,625
Chesapeake Energy Corp.          8.375%       11/01/2008                                                     700,000      696,500
CMS Energy Corp. Senior Notes    8.500%       04/15/2011                                                     710,000      539,600
El Paso Energy Partners          8.500%       06/01/2011                                                     310,000      306,900
Lyondell Chemical Co. Series
  A                              9.625%       05/01/2007                                                     255,000      243,525
Pioneer Natural Resources Co.    7.500%       04/15/2012                                                      75,000       74,625
Pogo Producing Co. 144A          8.250%       04/15/2011                                                      75,000       75,000
Swift Energy Co. Senior Sub
  Notes                          9.375%       05/01/2012                                                     100,000       95,000
Vintage Petroleum, Inc.
  Senior Sub Notes               7.875%       05/15/2011                                                     275,000      250,250
Waste Management, Inc. Senior
  Notes                          7.375%       08/01/2010                                                     475,000      493,456
Western Resources, Inc. 144A     7.875%       05/01/2007                                                     150,000      151,687
XTO Energy, Inc. Senior Notes    7.500%       04/15/2012                                                     345,000      350,175
                                                                                                                      -----------
                                                                                                                        4,117,343
                                                                                                                      -----------
FINANCIAL -- 2.5%
Crescent Real Estate Equity
  REIT                           7.000%       09/15/2002                                                      65,000       64,838
Crescent Real Estate Equity
  REIT 144A Senior Notes         9.250%       04/15/2009                                                     400,000      413,846
Felcor Lodging LP REIT           9.500%       09/15/2008                                                     250,000      251,250
La Quinta Corp. REIT             7.820%       09/10/2026                                                     190,000      190,000
MeriStar Hospitality Corp.
  144A Senior Notes REIT        10.500%       06/15/2009                                                     350,000      355,250
                                                                                                                      -----------
                                                                                                                        1,275,184
                                                                                                                      -----------
HEALTH CARE -- 0.6%
Columbia/HCA Healthcare          8.360%       04/15/2024                                                     275,000      293,034
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                              PAR        VALUE
SECURITY                        RATE           MATURITY                                                      VALUE     (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
PUBLIC UTILITY -- 1.3%
AES Corp. Senior Notes           8.875%       02/15/2011         USD                                       1,010,000  $   611,050
AES Corp. Senior Notes           9.375%       09/15/2010                                                     125,000       81,250
                                                                                                                      -----------
                                                                                                                          692,300
                                                                                                                      -----------
TECHNOLOGY -- 0.7%
L-3 Communcations Corp. 144A
  Senior Sub Notes               7.625%       06/15/2012                                                     360,000      361,800
                                                                                                                      -----------
Total Corporate (Cost $38,860,144)                                                                                     37,878,195
                                                                                                                      -----------
YANKEE BONDS -- 7.6%
Biovail Corp. Senior Sub
  Notes                          7.875%       04/01/2010                                                     205,000      199,461
British Sky Broadcasting         8.200%       07/15/2009                                                     210,000      206,472
British Sky Broadcasting         6.875%       02/23/2009                                                     625,000      598,313
Carnival Corp.                   6.150%       04/15/2008                                                      75,000       75,068
Colt Telecom Group PLC Senior
  Step Up Notes(a)              12.000%       12/15/2006                                                     415,000      224,100
Corus Entertainment, Inc.
  144A Senior Sub Notes          8.750%       03/01/2012                                                     550,000      561,000
GT Group Telecom, Inc. Senior
  Step Up Notes(a){*}            0.000%       02/01/2010                                                     900,000        4,500
Quebecor Media, Inc. Senior
  Notes                         11.125%       07/15/2011                                                     340,000      336,600
Royal Caribbean Cruises          7.000%       10/15/2007                                                      65,000       57,200
Royal Caribbean Cruises          7.500%       10/15/2027                                                     485,000      354,050
Royal Caribbean Cruises
  Senior Notes                   7.250%       08/15/2006                                                     275,000      254,375
Royal Caribbean Cruises
  Senior Notes                   8.125%       07/28/2004                                                     475,000      456,000
Royal Caribbean Cruises
  Senior Notes                   8.750%       02/02/2011                                                      50,000       47,000
Tembec Industries, Inc.          8.500%       02/01/2011                                                     250,000      257,500
Tyco International Group SA      4.950%       08/01/2003                                                     250,000      216,875
Tyco International Group SA      6.375%       10/15/2011                                                     125,000       96,250
                                                                                                                      -----------
Total Yankee Bonds (Cost $4,553,353)                                                                                    3,944,764
                                                                                                                      -----------
NON-AGENCY -- 0.5%
PASS THRU SECURITIES -- 0.5%
GMAC Commercial Mortgage
  Securities, Inc. 1996-C1 F
  Non-ERISA                      7.860%       11/15/2006                                                     250,000      248,203
                                                                                                                      -----------
Total Non-Agency (Cost $248,907)                                                                                          248,203
                                                                                                                      -----------
FOREIGN DENOMINATED -- 3.1%
EURO -- 3.1%
Kamps AG 144A Senior Notes       8.500%       02/15/2009         EUR                                         645,000      687,135
Messer Greisheim Holdings AG
  Senior Notes                  10.375%       06/01/2011                                                     375,000      401,355
Sanitec International SA 144A
  Senior Notes                   9.000%       05/15/2012                                                     165,000      170,056
Tyco International Group SA      4.375%       11/19/2004                                                     200,000      152,614
Tyco International Group SA      5.500%       11/19/2008                                                     280,000      197,011
                                                                                                                      -----------
                                                                                                                        1,608,171
                                                                                                                      -----------
Total Foreign Denominated (Cost $1,399,507)                                                                             1,608,171
                                                                                                                      -----------
TOTAL BONDS AND NOTES (COST $46,374,322)                                                                               44,971,898
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  VALUE
SECURITY                                                             SHARES     (NOTE 1A)
------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 7.3%
CONVERTIBLE PREFERRED STOCKS -- 3.6%
Equity Office Properties Trust 5.25% CVT Pfd
  REIT                                                                 17,000  $   769,250
Ford Motor Co. Capital Trust II 6.50% CVT Pfd                           2,400      135,000
General Motors Corp. Series B 5.25% CVT Pfd                             4,750      124,782
Six Flags, Inc. 7.25% CVT Pfd                                          35,900      804,878
                                                                               -----------
Total Convertible Preferred Stocks (Cost $1,882,432)                             1,833,910
                                                                               -----------
NON-CONVERTIBLE PREFERRED STOCKS -- 3.7%
Golden State Bancorp 9.125% Pfd                                        74,050    1,933,446
                                                                               -----------
Total Non-Convertible Preferred Stocks (Cost $1,902,709)                         1,933,446
                                                                               -----------
TOTAL PREFERRED STOCKS (COST $3,785,141)                                         3,767,356
                                                                               -----------
WARRANTS -- 0.0%
COMMUNICATIONS -- 0.0%
GT Group Telecom, Inc., 02/01/2010*                                     1,900            0
McLeod USA, Inc., 04/16/2007*{*}                                        3,291        1,152
                                                                               -----------
                                                                                     1,152
                                                                               -----------
TOTAL WARRANTS (COST $59,437)                                                        1,152
                                                                               -----------

TOTAL INVESTMENTS -- 94.5% (COST
 $50,218,900)                             $  48,740,406
OTHER ASSETS, LESS LIABILITIES -- 5.5%        2,830,901
                                          -------------
NET ASSETS -- 100.0%                      $  51,571,307
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT - Convertible
EUR - Euro
REIT - Real Estate Investment Trust
USD - United States Dollar

(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
{*}  Defaulted security.
*    Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Opportunistic High Yield Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The objective of the Fund is to maximize total return, consistent with preserving principal, primarily through the generation of current income and, to a lesser extent, capital appreciation by investing, under normal circumstances, at least 80% of net assets in below investment grade fixed income securities.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     D. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, post-October losses, foreign currency, and amortization and/or accretion of premiums and discounts on certain securities.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     F. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.10% of the Fund's average daily net assets for the six months ended June 30, 2002. Pursuant to this agreement, for the six months ended June 30, 2002, Standish Mellon voluntarily did not impose $92,280 of its investment advisory fee and reimbursed the Fund for $52,839 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2002 were $35,683,037 and $29,466,470, respectively. For the six months ended June 30, 2002, the Fund did not purchase or sell any long-term U.S. government securities.

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                        FOR THE PERIOD
                                                                                         APRIL 2, 2001
                                                                  SIX MONTHS ENDED     (COMMENCEMENT OF
                                                                   JUNE 30, 2002          OPERATIONS)
                                                                    (UNAUDITED)      TO DECEMBER 31, 2001
                                                                  ----------------  -----------------------
         Shares sold                                                     910,065              11,513,171
         Shares issued to shareholders in payment of
           distributions declared                                         96,494                 552,677
         Shares redeemed                                                (539,673)             (9,241,590)
                                                                    ------------       -----------------
         Net increase                                                    466,886               2,824,258
                                                                    ============       =================

      At June 30, 2002, five shareholders held of record approximately 19%, 18%, 13%, 12% and 10% of the total outstanding shares of the Fund. All of the Fund's shares represent investments by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

      On April 2, 2001, the Fund commenced operations by issuing 8,279,361 shares for an initial contribution of securities in kind, with a market value of $165,587,226.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $50,306,968
                                                                       ===========
         Gross unrealized appreciation                                     981,792
         Gross unrealized depreciation                                  (2,548,354)
                                                                       -----------
         Net unrealized depreciation                                   $(1,566,562)
                                                                       ===========

(6)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The Fund trades the following instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund entered into no such transactions during the six months ended June 30, 2002.

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2002, the Fund held the following forward foreign currency or cross currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                   LOCAL PRINCIPAL    CONTRACT        MARKET      AGGREGATE   UNREALIZED
         CONTRACTS TO DELIVER                          AMOUNT        VALUE DATE       VALUE      FACE AMOUNT     LOSS

         ---------------------------------------------------------------------------------------------------------------
         Euro                                          1,383,500     09/18/2002     $1,365,297   $1,300,554    $(64,743)
                                                                                                               --------

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH OPPORTUNISTIC HIGH YIELD FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      The Fund entered into no such transactions during the six months ended June 30, 2002.

(7)  DELAYED DELIVERY TRANSACTIONS:

      The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

      The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      The Fund entered into no such transactions during the six months ended June 30, 2002.

(8)  CONCENTRATION OF RISK:

      The Fund invests in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the value of high yield securities tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of June 30, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              22          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               22               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         22               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               22               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               22               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 22               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               22               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           22               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               22               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           22               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         22               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          22               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Financial Center,                                                 Mellon Financial
Boston MA 02111                                                       Corp.
8/17/60

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH GLOBAL FIXED INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Global Fixed Income Portfolio
    ("Portfolio"), at value (Note 1A)                               $334,366,160
  Prepaid expenses                                                        13,926
                                                                    ------------
    Total assets                                                     334,380,086
                                                                    ------------
LIABILITIES
  Payable for Fund shares redeemed                       $1,272,194
  Accrued accounting, custody and transfer agent fees        4,899
  Accrued trustees' fees and expenses (Note 2)                 469
  Accrued expenses and other liabilities                     8,429
                                                         ---------
    Total liabilities                                                  1,285,991
                                                                    ------------
NET ASSETS                                                          $333,094,095
                                                                    ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $367,335,661
  Accumulated net realized loss                                      (42,581,958)
  Undistributed net investment income                                  5,683,708
  Net unrealized appreciation                                          2,656,684
                                                                    ------------
TOTAL NET ASSETS                                                    $333,094,095
                                                                    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                             17,917,046
                                                                    ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $      18.59
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH GLOBAL FIXED INCOME FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio (net of
    foreign withholding taxes of $2,830)                              $ 8,761,370
  Dividend income allocated from Portfolio                                129,160
  Expenses allocated from Portfolio                                      (925,578)
                                                                      -----------
    Net investment income allocated from Portfolio                      7,964,952
EXPENSES
  Accounting, custody, and transfer agent fees           $    21,995
  Legal and audit services                                    15,771
  Registration fees                                           10,811
  Insurance expense                                            1,210
  Trustees' fees and expenses (Note 2)                           992
  Miscellaneous                                                8,838
                                                         -----------
    Total expenses                                                         59,617
                                                                      -----------
        Net investment income                                           7,905,335
                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                      (5,487,872)
    Financial futures contracts                             (724,203)
    Written options transactions                             909,323
    Foreign currency transactions and forward foreign
      currency exchange contracts                         (7,389,621)
                                                         -----------
      Net realized loss                                               (12,692,373)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                 24,432,193
    Financial futures contracts                             (788,851)
    Written options                                          477,147
    Foreign currency and forward foreign currency
      exchange contracts                                 (11,286,630)
                                                         -----------
      Change in net unrealized appreciation
        (depreciation)                                                 12,833,859
                                                                      -----------
    Net realized and unrealized gain on investments                       141,486
                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 8,046,821
                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH GLOBAL FIXED INCOME FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                           JUNE 30, 2002      YEAR ENDED
                                                            (UNAUDITED)    DECEMBER 31, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $  7,905,335      $ 16,657,295
  Net realized gain (loss)                                  (12,692,373)        9,360,411
  Change in net unrealized appreciation (depreciation)       12,833,859        (9,282,595)
                                                           ------------      ------------
  Net increase in net assets from investment operations       8,046,821        16,735,111
                                                           ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                 (5,186,455)      (17,825,073)
                                                           ------------      ------------
  Total distributions to shareholders                        (5,186,455)      (17,825,073)
                                                           ------------      ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           15,350,398        24,643,991
  Value of shares issued to shareholders in payment of
    distributions declared                                    3,839,481        13,348,879
  Cost of shares redeemed                                   (48,313,962)      (51,284,215)
                                                           ------------      ------------
  Net decrease in net assets from Fund share
    transactions                                            (29,124,083)      (13,291,345)
                                                           ------------      ------------
TOTAL DECREASE IN NET ASSETS                                (26,263,717)      (14,381,307)
NET ASSETS
  At beginning of period                                    359,357,812       373,739,119
                                                           ------------      ------------
  At end of period (including undistributed net
    investment income of $5,683,708 and $2,964,828)        $333,094,095      $359,357,812
                                                           ============      ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH GLOBAL FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                       YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2002  ----------------------------------------------------------
                                           (UNAUDITED)    2001(a)       2000        1999        1998        1997
                                          -------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $  18.45      $  18.53    $  18.76    $  20.28    $  20.39    $  20.09
                                            --------      --------    --------    --------    --------    --------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.42(1)       0.84(1)     1.06(1)     1.26(1)     1.28(1)     1.34(1)
  Net realized and unrealized gain
    (loss) on investments                         --         (0.01)(2)    0.71       (1.38)       0.12        0.96
                                            --------      --------    --------    --------    --------    --------
Total from investment operations                0.42          0.83        1.77       (0.12)       1.40        2.30
                                            --------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.28)        (0.91)      (2.00)      (1.40)      (1.21)      (1.98)
  From net realized gain on investments           --            --          --          --       (0.30)      (0.02)
                                            --------      --------    --------    --------    --------    --------
Total distributions to shareholders            (0.28)        (0.91)      (2.00)      (1.40)      (1.51)      (2.00)
                                            --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD              $  18.59      $  18.45    $  18.53    $  18.76    $  20.28    $  20.39
                                            ========      ========    ========    ========    ========    ========
TOTAL RETURN                                    2.32%++       4.51%       9.79%      (0.64)%      6.98%      11.68%+++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.57%+        0.56%       0.56%       0.54%       0.56%       0.65%
  Net Investment Income (to average
    daily net assets)*                          4.64%+        4.46%       5.59%       6.31%       6.18%       6.42%
  Net Assets, End of Period (000's
    omitted)                                $333,094      $359,358    $373,739    $379,246    $458,526    $255,762

-----------------
* For the period indicated, the investment adviser voluntarily agreed to reimburse the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share                  N/A           N/A         N/A         N/A         N/A    $   1.33(1)
Ratios (to average daily net assets):
  Expenses                                       N/A           N/A         N/A         N/A         N/A        0.66%
  Net investment income                          N/A           N/A         N/A         N/A         N/A        6.41%

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.007, to increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 4.50% to 4.46%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
(2) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH GLOBAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Global Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund invests all of its investable assets in an interest of Standish Global Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. and non-U.S. dollar denominated fixed income securities of U.S. and foreign governments and companies located in the U.S. and various countries, including emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. DISTRIBUTIONS TO SHAREHOLDERS

      Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Distributions to shareholders are recorded on ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, amortization and/or accretion of premiums and discounts on certain securities, capital loss carryforwards, losses deferred due to wash sales.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                       STANDISH GLOBAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2002, aggregated $20,400,622 and $58,208,664 respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   JUNE 30, 2002         YEAR ENDED
                                                                    (UNAUDITED)      DECEMBER 31, 2001
                                                                  ----------------  --------------------

         Shares sold                                                    848,176           1,312,024
         Shares issued to shareholders in payment of
           distributions declared                                       212,596             715,283
         Shares redeemed                                             (2,619,202)         (2,721,859)
                                                                    -----------         -----------
         Net decrease                                                (1,558,430)           (694,552)
                                                                    ===========         ===========

      At June 30, 2002, three shareholders held of record approximately 29%, 17% and 14% of the total outstanding shares of the Fund, respectively.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR         VALUE
SECURITY                                  RATE     MATURITY                                                VALUE      (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 71.8%
CONVERTIBLE CORPORATE BONDS -- 0.1%
Royal Caribbean Cruises Step Up
  Notes(a)                                 0.000% 05/18/2021  USD                                           200,000  $     81,500
Tenet Healthcare Corp.                     6.000% 12/01/2005                                                285,000       282,150
                                                                                                                     ------------
Total Convertible Corporate Bonds (Cost $365,520)                                                                         363,650
                                                                                                                     ------------
CORPORATE -- 10.5%
BANKING -- 0.5%
GS Escrow Corp. 144A Senior Notes          7.125% 08/01/2005                                              1,730,000     1,836,578
                                                                                                                     ------------
BASIC INDUSTRY -- 1.2%
Crompton Corp. Senior Notes                8.500% 03/15/2005                                                500,000       516,962
CSC Holdings, Inc.                         7.875% 12/15/2007                                                475,000       384,750
CSC Holdings, Inc. Senior Notes            7.625% 04/01/2011                                                175,000       140,000
Johnsondiversey, Inc. 144A Senior Sub
  Notes                                    9.625% 05/15/2012                                              1,100,000     1,144,000
Pinnacle Partners 144A Senior Notes        8.830% 08/15/2004                                              1,850,000     1,818,217
                                                                                                                     ------------
                                                                                                                        4,003,929
                                                                                                                     ------------
CAPITAL GOODS -- 1.1%
Allied Waste Industries Series B           7.375% 01/01/2004                                                525,000       509,250
American Standard, Inc.                    7.375% 02/01/2008                                                425,000       429,250
Northrop Grumman Corp.                     7.000% 03/01/2006                                              1,175,000     1,237,777
Raytheon Corp.                             6.500% 07/15/2005                                              1,230,000     1,292,571
Stone Container Corp. 144A Senior Notes    8.375% 07/01/2012                                                300,000       301,500
                                                                                                                     ------------
                                                                                                                        3,770,348
                                                                                                                     ------------
COMMUNICATIONS -- 0.6%
AOL Time Warner, Inc.                      6.875% 05/01/2012                                              1,220,000     1,110,444
Comcast Cable Communication Senior
  Notes NCL                                6.750% 01/30/2011                                                875,000       769,912
                                                                                                                     ------------
                                                                                                                        1,880,356
                                                                                                                     ------------
CONSUMER -- 0.7%
Beckman Coulter, Inc.                      7.100% 03/04/2003                                              1,325,000     1,359,836
Kroger Co.                                 6.800% 04/01/2011                                              1,025,000     1,060,174
                                                                                                                     ------------
                                                                                                                        2,420,010
                                                                                                                     ------------
CONSUMER CYCLICAL -- 2.3%
Anchor Gaming Co.                          9.875% 10/15/2008                                                800,000       945,652
Argosy Gaming Co.                         10.750% 06/01/2009                                                175,000       188,562
Cox Communications, Inc.                   7.750% 08/15/2006                                              1,500,000     1,432,500
Cox Communications, Inc.                   7.750% 11/01/2010                                                550,000       517,220
ERAC USA Finance Company 144A              7.350% 06/15/2008                                              1,325,000     1,409,430
Harrahs Operating Co, Inc.                 7.125% 06/01/2007                                                775,000       816,261
Mohegan Tribal Gaming Authority Senior
  Notes                                    8.375% 07/01/2011                                                650,000       663,000
Pulte Homes, Inc.                          7.000% 12/15/2003                                                825,000       848,823
TCI Communications, Inc. Senior Notes      6.875% 02/15/2006                                                875,000       829,062
                                                                                                                     ------------
                                                                                                                        7,650,510
                                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR         VALUE
SECURITY                                  RATE     MATURITY                                                VALUE      (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICAL -- 1.3%
Aramark Services, Inc.                     6.750% 08/01/2004  USD                                         2,000,000  $  2,064,756
Healthsouth Corp. 144A                     7.625% 06/01/2012                                                975,000       960,446
Stater Brothers Holdings Senior Notes     10.750% 08/15/2006                                                675,000       696,937
Tricon Global Restaurant, Inc. Senior
  Notes                                    8.875% 04/15/2011                                                600,000       636,000
                                                                                                                     ------------
                                                                                                                        4,358,139
                                                                                                                     ------------
ELECTRIC -- 1.0%
Cleveland Electric Co./Toledo Edison       7.670% 07/01/2004                                              1,550,000     1,641,786
Niagara Mohawk Power                       7.375% 07/01/2003                                                907,317       940,819
Niagara Mohawk Power Senior Notes          7.750% 10/01/2008                                                775,000       854,467
                                                                                                                     ------------
                                                                                                                        3,437,072
                                                                                                                     ------------
ENERGY -- 1.7%
Amerada Hess Corp.                         5.900% 08/15/2006                                              1,270,000     1,315,314
Valero Energy Corp.                        6.875% 04/15/2012                                              1,000,000     1,027,284
WMX Technologies                           6.375% 12/01/2003                                              3,400,000     3,450,721
                                                                                                                     ------------
                                                                                                                        5,793,319
                                                                                                                     ------------
TECHNOLOGY -- 0.1%
L-3 Communcations Corp. 144A Senior Sub
  Notes                                    7.625% 06/15/2012                                                230,000       231,150
                                                                                                                     ------------
Total Corporate (Cost $35,220,416)                                                                                     35,381,411
                                                                                                                     ------------
YANKEE BONDS -- 3.4%
Abitibi-Consolidated, Inc.                 8.300% 08/01/2005                                                810,000       831,578
Banque Centrale de Tunisie                 7.375% 04/25/2012                                                775,000       747,875
British Sky Broadcasting                   8.200% 07/15/2009                                                500,000       491,600
Carnival Corp.                             6.150% 04/15/2008                                              1,350,000     1,351,215
Dominican Republic 144A                    9.500% 09/27/2006                                                335,000       352,587
Domtar, Inc.                               7.875% 10/15/2011                                                825,000       896,308
Inco Ltd.                                  7.750% 05/15/2012                                                425,000       447,938
Merita Bank FLIRB 144A                     7.500% 12/29/2049                                                775,000       835,367
Ministry Finance of Russia                 3.000% 05/14/2008                                              1,975,000     1,338,062
Petroleos Mexicanos                        8.850% 09/15/2007                                                900,000       960,750
Petronas Capital Ltd. 144A                 7.875% 05/22/2022                                                850,000       850,989
Royal Caribbean Cruises                    8.250% 04/01/2005                                                875,000       831,250
Russian Federation                         5.000% 03/31/2030                                              1,465,000     1,018,175
Ukraine Government                        10.000% 03/15/2007                                                356,000       347,504
                                                                                                                     ------------
Total Yankee Bonds (Cost $11,183,801)                                                                                  11,301,198
                                                                                                                     ------------
U.S. GOVERNMENT AGENCY -- 3.0%
PASS THRU SECURITIES -- 3.0%
FHLMC                                      6.875% 01/15/2005                                              9,200,000     9,975,560
                                                                                                                     ------------
Total U.S. Government Agency (Cost $9,812,051)                                                                          9,975,560
                                                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR         VALUE
SECURITY                                  RATE     MATURITY                                                VALUE      (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 5.4%
TREASURY BONDS -- 4.8%
U.S. Treasury Bond                         5.375% 02/15/2031  USD                                         6,880,000  $  6,736,965
U.S. Treasury Bond+                        6.250% 05/15/2030                                              8,680,000     9,402,523
                                                                                                                     ------------
                                                                                                                       16,139,488
                                                                                                                     ------------
TREASURY NOTES -- 0.6%
U.S. Treasury Note                         4.625% 05/15/2006                                                750,000       772,500
U.S. Treasury Note                         5.750% 08/15/2010                                              1,245,000     1,331,752
                                                                                                                     ------------
                                                                                                                        2,104,252
                                                                                                                     ------------
Total U.S. Treasury Obligations (Cost $17,878,637)                                                                     18,243,740
                                                                                                                     ------------
FOREIGN DENOMINATED -- 49.4%
DENMARK -- 2.5%
Denmark Realkredit                         8.000% 10/01/2026  DKK                                               642            91
Denmark Realkredit                         5.000% 10/01/2019                                             65,888,599     8,362,304
                                                                                                                     ------------
                                                                                                                        8,362,395
                                                                                                                     ------------
EURO -- 34.8%
Ahold Finance USA, Inc.                    6.375% 06/08/2005  EUR                                           360,000       367,998
Bank of Ireland Holdings(b)                7.400% 12/29/2049                                                970,000     1,028,222
Bayer AG                                   5.375% 04/10/2007                                                700,000       699,250
Bundes Obligation Series 136               5.000% 08/19/2005                                              7,010,000     7,091,406
Bundes Obligation Series 139               4.000% 02/16/2007                                             23,710,000    23,010,230
Bundes Obligation Series 94                7.500% 11/11/2004                                             10,050,000    10,713,488
Buoni del Tesoro Poliennali                4.500% 03/01/2007                                              5,925,000     5,852,886
Coca-Cola HBC Finance Plc                  5.250% 06/27/2006                                                720,000       716,050
Daimlerchrysler International Finance      6.125% 03/21/2006                                                685,000       694,862
Deutschland Republic                       4.750% 07/04/2028                                              9,097,000     8,311,947
Deutschland Republic                       5.000% 07/04/2011                                              1,195,000     1,192,535
Deutschland Republic                       5.250% 01/04/2011                                              8,930,000     9,052,287
Deutschland Republic                       6.250% 01/04/2030                                              6,970,000     7,848,040
El Paso Corp.                              5.750% 03/14/2006                                                375,000       347,995
FBG Treasury BV                            5.750% 03/17/2005                                                700,000       707,546
Ford Motor Credit Co.                      6.000% 02/14/2005                                                530,000       525,887
French Treasury Note                       5.000% 01/12/2006                                              3,950,000     3,975,719
General Motors Acceptance Corp.            6.000% 10/16/2006                                              1,030,000     1,030,018
HBOS PLC(b)                                6.050% 11/23/2049                                              1,825,000     1,807,255
Honeywell Holding BV                       5.250% 12/20/2006                                                700,000       690,178
International Lease Finance Corp.          4.125% 07/12/2004                                              1,800,000     1,756,178
Italian Government                         4.750% 07/01/2005                                              5,735,000     5,758,974
Italian Government                         7.750% 11/01/2006                                              2,940,000     3,281,229
Kamps AG 144A Senior Notes                 8.500% 02/15/2009                                                550,000       585,929
Koninklijke KPN NV                         4.750% 11/05/2008                                              1,110,000       963,609
Lear Corp. Senior Notes                    8.125% 04/01/2008                                              1,010,000       990,901
MBNA Corp. Series 6                        4.375% 08/19/2004                                              1,100,000     1,091,190
Messer Greisheim Holdings AG Senior
  Notes                                   10.375% 06/01/2011                                              1,025,000     1,097,037
Morgan Stanley Dean Witter                 5.750% 04/01/2009                                                520,000       510,270
National Westminister Bank(b)              6.625% 10/29/2049                                                675,000       695,933

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR         VALUE
SECURITY                                  RATE     MATURITY                                                VALUE      (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
EURO (CONTINUED)
Netherland Government Notes                5.500% 07/15/2010  EUR                                         4,595,000  $  4,713,478
NGG Finance Plc                            5.250% 08/23/2006                                                740,000       732,976
Nordbanken(b)                              6.000% 12/13/2010                                                690,000       706,839
Parker-Hannifin Corp.                      6.250% 11/21/2005                                                690,000       700,939
Philip Morris                              5.625% 06/24/2008                                                735,000       735,669
Sainsbury Plc                              5.625% 07/11/2008                                                705,000       709,287
Sogerim                                    7.000% 04/20/2011                                                685,000       696,485
Svenska Handelsbanken(b)                   5.500% 03/07/2011                                                700,000       704,891
TPSA Eurofinance BV                        6.625% 03/01/2006                                                540,000       496,289
TXU Europe Funding Ltd.                    7.000% 11/30/2005                                                875,000       904,952
Tyco International Group SA                4.375% 11/19/2004                                              1,040,000       793,593
Tyco International Group SA                6.125% 04/04/2007                                                940,000       675,008
United Mexican States                      7.500% 03/08/2010                                                 10,000         9,761
UPM-Kymmene Corp. Senior Notes             6.125% 01/23/2012                                                745,000       749,000
                                                                                                                     ------------
                                                                                                                      115,724,216
                                                                                                                     ------------
JAPAN -- 10.3%
Development Bank of Japan                  1.750% 06/21/2010  JPY                                       997,000,000     8,739,232
Ford Motor Credit Co.                      1.200% 02/07/2005                                            436,000,000     3,536,242
GE Financial Assurance                     1.600% 06/20/2011                                            638,000,000     5,195,904
McDonald's Corp.                           2.000% 03/09/2010                                            151,000,000     1,328,699
Pfizer, Inc.                               0.800% 03/18/2008                                            608,000,000     5,134,312
Procter & Gamble Co.                       2.000% 06/21/2010                                             57,000,000       500,532
Province of Ontario                        1.875% 01/25/2010                                            306,000,000     2,729,461
Quebec Province                            1.600% 05/09/2013                                            881,000,000     7,408,655
                                                                                                                     ------------
                                                                                                                       34,573,037
                                                                                                                     ------------
MEXICO -- 0.2%
Mexican Fixed Rate Bonds                  10.500% 07/14/2011  MXN                                         7,440,000       763,697
                                                                                                                     ------------
SINGAPORE -- 1.5%
Singapore Government                       5.625% 07/01/2008  SGD                                         7,680,000     4,962,829
                                                                                                                     ------------
UNITED KINGDOM -- 0.1%
Inco Ltd.                                 15.750% 07/15/2006  GBP                                           200,000       384,370
                                                                                                                     ------------
Total Foreign Denominated (Cost $154,161,816)                                                                         164,770,544
                                                                                                                     ------------
TOTAL BONDS AND NOTES (COST $228,622,241)                                                                             240,036,103
                                                                                                                     ------------

                                                                                                         SHARES
                                                                                                       -----------

                                                                                                         SHARES
                                                                                                       -----------

PREFERRED STOCKS -- 0.9%
CONVERTIBLE PREFERRED STOCKS -- 0.1%
Ford Motor Co. Capital Trust II 6.50% CVT Pfd                                                                2,500       140,625
General Motors Corp. Series B 5.25% CVT Pfd                                                                  6,250       164,188
                                                                                                                    ------------
Total Convertible Preferred Stocks (Cost $281,250)                                                                       304,813
                                                                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       VALUE
SECURITY                                                                                                 SHARES      (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE PREFERRED STOCKS -- 0.9%
Golden State Bancorp 9.125% Pfd                                                                            109,000  $  2,845,990
                                                                                                                    ------------
Total Non-Convertible Preferred Stocks (Cost $2,820,375)                                                               2,845,990
                                                                                                                    ------------
TOTAL PREFERRED STOCKS (COST $3,101,625)                                                                               3,150,803
                                                                                                                    ------------

                                                                                                        CONTRACT
                                                                                                          SIZE
                                                                                                       -----------
PURCHASED OPTIONS -- 0.6%
12 Month LIBOR Call, Strike Price 4.07,
  09/25/2002 (USD)                                                                                          73,250       107,466
6 Month 30 Yr PYR IRS Put, 6.43%, 12/09/2002
  (USD)                                                                                                      9,350        18,860
6 Month 30 Yr PYR IRS Put, 6.45%, 01/09/2003
  (USD)                                                                                                      9,350        21,940
JPY Put/USD Call, Strike Price 130.00,
  05/13/2004 (USD)                                                                                       6,985,000        62,160
JPY Put/USD Call, Strike Price 135.00,
  03/12/2003 (USD)                                                                                       6,690,000        12,377
JPY Put/USD Call, Strike Price 138.00,
  08/06/2002 (USD)                                                                                       9,760,000           976
USD Put/AUD Call, Strike Price 0.52,
  03/06/2003 (USD)                                                                                       6,640,000       423,167
USD Put/AUD Call, Strike Price 0.56,
  12/02/2002 (USD)                                                                                      10,380,000       214,036
USD Put/EUR Call, Strike Price 0.92,
  10/31/2002 (USD)                                                                                       7,080,000       502,255
USD Put/EUR Call, Strike Price 0.95,
  09/06/2002 (USD)                                                                                       3,380,000       149,058
USD Put/EUR Call, Strike Price 0.98,
  07/25/2002 (USD)                                                                                       4,850,000        94,090
USD Put/NZD Call, Strike Price 0.48,
  10/31/2002 (USD)                                                                                       7,080,000       222,170
UST 5.38% Call, Strike Price 107.95,
  10/31/2002 (USD)                                                                                          35,750         6,982
                                                                                                                    ------------
TOTAL PURCHASED OPTIONS (COST $1,373,151)                                                                              1,835,537
                                                                                                                    ------------

                                                                                                            PAR
                                          RATE     MATURITY                                                VALUE
                                         -------  ----------                                            -----------
SHORT-TERM INVESTMENTS -- 5.2%
U.S. GOVERNMENT AGENCY -- 0.2%
FNMA Discount Note=/=                      2.077% 11/04/2002  USD                                           750,000       748,650
                                                                                                                     ------------
REPURCHASE AGREEMENTS -- 5.0%
Tri-party repurchase agreement dated 06/28/02 with Salomon Smith Barney, Inc. and Investors Bank and
Trust Company, due 07/01/02, with a maturity value of $16,728,352 and an effective yield of 1.01%, collateralized by a U.S. Government Obligation with a rate of 14.00%, a maturity date of 11/15/11 and
an aggregated market value of $17,070,396.                                                                             16,726,944
                                                                                                                     ------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,471,588)                                                                        17,475,594
                                                                                                                     ------------

TOTAL INVESTMENTS -- 78.5% (COST
 $250,568,605)                            $ 262,498,037
OTHER ASSETS, LESS LIABILITIES -- 21.5%      71,868,279
                                          -------------
NET ASSETS -- 100.0%                      $ 334,366,316
                                          =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
DKK - Danish Krone
EUR - Euro
FHLMC - Federal Home Loan Mortgage Corporation
FLIRB - Front Loaded Interest Reduction Bond
FNMA - Federal National Mortgage Association
GBP - Great British Pound
JPY - Japanese Yen
MXN - Mexican Peso
SGD - Singapore Dollar
USD - United States Dollar

(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b)  Variable Rate Security; rate indicated is as of 6/30/02.
+    Denotes all or part of security pledged as collateral.
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERCENTAGE
                                                                OF NET
INDUSTRY SECTOR                                                 ASSETS
------------------------------------------------------------------------

Foreign Government                                              32.4%
Financial                                                       21.9%
U.S. Government                                                  5.4%
Consumer Noncyclical                                             4.4%
Consumer Cyclical                                                3.6%
Basic Industry                                                   2.8%
Energy                                                           2.4%
Capital Goods                                                    2.0%
Communications                                                   1.3%
Electric                                                         1.0%
Banking                                                          1.0%
Transportation                                                   0.3%
                                                                -----
                                                                78.5%

                                                              PERCENTAGE
                                                                OF NET
TOP TEN COUNTRIES BY ISSUER                                     ASSETS
------------------------------------------------------------------------

United States of America                                        32.9%
Germany                                                         20.8%
Italy                                                            4.7%
Canada                                                           3.7%
Japan                                                            2.6%
Denmark                                                          2.5%
United Kingdom                                                   2.0%
Netherlands                                                      2.0%
Singapore                                                        1.5%
France                                                           1.4%

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $250,568,605)                                                   $262,498,037
  Cash                                                                26,184,829
  Foreign currency, at value (identified cost, $28,779)                   28,881
  Receivable for investments sold                                     51,759,776
  Receivable for premiums on written options                              15,507
  Interest and dividends receivable                                    5,783,120
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                          210,995
  Prepaid expenses                                                        14,979
                                                                    ------------
    Total assets                                                     346,496,124
LIABILITIES
  Payable for investments purchased                      $1,671,634
  Payable for variation margin on open financial
    futures contracts (Note 5)                              44,377
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                          9,699,219
  Options written, at value (Note 5) (premiums
    received, $694,007)                                    666,420
  Accrued accounting and custody fees                       20,079
  Accrued trustees' fees and expenses (Note 2)               2,626
  Accrued expenses and other liabilities                    25,453
                                                         ---------
    Total liabilities                                                 12,129,808
                                                                    ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $334,366,316
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (net of foreign withholding taxes of
    $2,830)                                                           $ 8,761,374
  Dividend income                                                         129,160
                                                                      -----------
    Total income                                                        8,890,534
EXPENSES
  Investment advisory fee (Note 2)                       $   692,985
  Accounting and custody fees                                172,550
  Legal and audit services                                    26,152
  Trustees' fees and expenses (Note 2)                        13,035
  Insurance expense                                           10,912
  Licensing fees                                               9,919
  Miscellaneous                                                   25
                                                         -----------
    Total expenses                                                        925,578
                                                                      -----------
      Net investment income                                             7,964,956
                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                      (5,487,874)
    Financial futures contracts                             (724,203)
    Written options transactions                             909,323
    Foreign currency transactions and forward foreign
      currency exchange contracts                         (7,389,625)
                                                         -----------
      Net realized loss                                               (12,692,379)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 24,432,204
    Financial futures contracts                             (788,852)
    Written options                                          477,147
    Foreign currency and forward foreign currency
      exchange contracts                                 (11,286,635)
                                                         -----------
      Change in net unrealized appreciation
        (depreciation)                                                 12,833,864
                                                                      -----------
    Net realized and unrealized gain                                      141,485
                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 8,106,441
                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2002       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $  7,964,956      $ 16,766,460
  Net realized gain (loss)                                  (12,692,379)        9,360,416
  Change in net unrealized appreciation (depreciation)       12,833,864        (9,282,597)
                                                           ------------      ------------
  Net increase in net assets from investment operations       8,106,441        16,844,279
                                                           ------------      ------------
CAPITAL TRANSACTIONS
  Contributions                                              20,400,622        19,876,575
  Withdrawals                                               (58,208,664)      (48,001,078)
                                                           ------------      ------------
  Net decrease in net assets from capital transactions      (37,808,042)      (28,124,503)
                                                           ------------      ------------
TOTAL DECREASE IN NET ASSETS                                (29,701,601)      (11,280,224)
NET ASSETS
  At beginning of period                                    364,067,917       375,348,141
                                                           ------------      ------------
  At end of period                                         $334,366,316      $364,067,917
                                                           ============      ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                       YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2002  ----------------------------------------------------------
                                           (UNAUDITED)    2001(a)       2000        1999        1998        1997
                                          -------------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN+++                                 2.36%++       4.54%       9.82%      (0.62)%      7.03%      11.72%
RATIOS:
  Expenses (to average daily net assets)        0.53%+        0.53%       0.53%       0.52%       0.51%       0.61%
  Net Investment Income (to average
    daily net assets)                           4.60%+        4.49%       5.61%       6.33%       6.22%       6.47%
  Portfolio Turnover                             121%++        251%        236%        172%        162%        176%
  Net Assets, End of Period (000's
    omitted)                                $334,366      $364,068    $375,348    $379,604    $461,588    $262,553

-----------------
(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 4.53% to 4.49%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the underlying Funds adjusted for the difference in expenses as set out in the notes to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

      At June 30, 2002 there was one fund, Standish Global Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2002 was approximately 100%.

      The objective of the Portfolio is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity by investing, under normal circumstances, at least 80% of its net assets in U.S. and non-U.S. dollar denominated fixed income securities of U.S. and foreign governments and companies located in the U.S. and various countries, including emerging markets.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually required or paid.

     D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     F. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2002 were as follows:

                                                                   PURCHASES       SALES
                                                                  ------------  ------------
         U.S. Government Securities                               $177,061,179  $186,499,854
                                                                  ============  ============
         Investments (non-U.S.Government Securities)              $213,721,942  $315,734,383
                                                                  ============  ============

(4)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $250,617,851
                                                                       ============
         Gross unrealized appreciation                                   14,400,723
         Gross unrealized depreciation                                   (2,520,537)
                                                                       ------------
         Net unrealized appreciation                                   $ 11,880,186
                                                                       ============

(5)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of the written put options for the six months ended June 30, 2002 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ----------------------------------

                                                                  NUMBER OF CONTRACTS       PREMIUMS
                                                                  -------------------  ------------------
         Outstanding, beginning of period                                       6         $   479,597
         Options written                                                        3             118,816
         Options expired                                                       (3)           (280,438)
         Options closed                                                        (3)           (128,216)
                                                                      -----------         -----------
         Outstanding, end of period                                             3         $   189,759
                                                                      ===========         ===========

      At June 30, 2002, the Portfolio held the following written put option contracts:

         SECURITY                                                 CONTRACTS    VALUE
         -------------------------------------------------------  ---------  ----------
         UST 5.38% Put, Strike Price 102.58, 10/31/2002                 1     $236,564
         6 Month 10 Yr PYR IRS 6.44% Put, 12/09/2002                    1       10,089
         6 Month 10 Yr PYR IRS 6.46% Put, 01/09/2003                    1       13,409
                                                                              --------
         Total (premiums received $189,759)                                   $260,062
                                                                              ========

      A summary of the written call options for the six months ended June 30, 2002 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      -----------------------------------

                                                                  NUMBER OF CONTRACTS      PREMIUMS
                                                                  -------------------  -----------------
         Outstanding, beginning of period                                       5         $  190,891
         Options expired                                                       (4)          (186,862)
                                                                      -----------         ----------
         Outstanding, end of period                                             1         $    4,029
                                                                      ===========         ==========

      At June 30, 2002, the Portfolio held the following written call option contracts:

         SECURITY                                                 CONTRACTS     VALUE
         -------------------------------------------------------  ---------  -----------
         12 Month LIBOR Call, Strike Price 2.68, 09/25/2002             1     $  23,112
                                                                              =========
         Total (premiums received $4,029)

      A summary of the written currency options for the six months ended June 30, 2002 is as follows:

      WRITTEN CURRENCY OPTION TRANSACTIONS
      ---------------------------------------

                                                                  NUMBER OF CONTRACTS       PREMIUMS
                                                                  -------------------  ------------------
         Outstanding, beginning of period                                       5         $   432,586
         Options written                                                       10             725,613
         Options exercised                                                     (2)           (131,182)
         Options expired                                                       (1)            (31,563)
         Options closed                                                        (7)           (495,235)
                                                                      -----------         -----------
         Outstanding, end of period                                             5         $   500,219
                                                                      ===========         ===========

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2002, the Portfolio held the following written currency option contracts:

         SECURITY                                                 CONTRACTS    VALUE
         -------------------------------------------------------  ---------  ----------
         AUD Put/USD Call, Strike Price 0.49, 03/06/2003                1     $ 28,884
         AUD Put/USD Call, Strike Price 0.50, 03/24/2003                1       75,567
         USD Put/NZD Call, Strike Price 0.52, 10/31/2002                1       46,020
         USD Put/AUD Call, Strike Price 0.60, 12/02/2002                1       64,252
         USD Put/AUD Call, Strike Price 0.56, 03/06/2003                1      168,523
                                                                              --------
         Total (premiums received $500,219)                                   $383,246
                                                                              ========

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2002, the Portfolio held the following forward foreign currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                 LOCAL PRINCIPAL    CONTRACT         MARKET          AGGREGATE       UNREALIZED
         CONTRACTS TO RECEIVE                        AMOUNT        VALUE DATE        VALUE          FACE AMOUNT      GAIN/(LOSS)
         ------------------------------------------------------------------------------------------------------------------------
         British Pound Sterling                       3,000,000    09/18/2002   $      4,570,844  $     4,558,350   $      12,494
         Canadian Dollar                             13,515,000    09/20/2002          8,898,274        8,764,762         133,512
         Euro                                        36,735,000    09/18/2002         36,251,687       36,243,852           7,835
         New Zealand Dollar                           4,960,000    07/29/2002          2,402,532        2,427,920         (25,388)
                                                                                ----------------  ----------------  -------------
         TOTAL                                                                  $     52,123,337  $    51,994,884   $     128,453
                                                                                ================  ================  =============

                                       LOCAL PRINCIPAL      CONTRACT            MARKET            AGGREGATE         UNREALIZED
         CONTRACTS TO DELIVER              AMOUNT          VALUE DATE            VALUE           FACE AMOUNT       GAIN/(LOSS)
         ------------------------------------------------------------------------------------------------------------------------
         British Pound Sterling             3,205,000      09/18/2002      $       4,883,185  $      4,692,761   $       (190,424)
         Danish Krone                      65,660,000      09/18/2002              8,713,184         8,272,126           (441,058)
         Euro                             179,001,844   07/02-09/18/2002         176,752,074       169,589,876         (7,162,198)
         Hong Kong Dollar                  83,700,000      07/15/2002             10,730,925        10,710,173            (20,752)
         Japanese Yen                   5,425,570,000      09/18/2002             45,499,541        43,702,991         (1,796,550)
         Mexican Peso                       8,206,900      07/24/2002                817,969           875,123             57,154
         Singapore Dollar                   8,810,000      09/18/2002              5,000,360         4,937,511            (62,849)
                                                                           -----------------  -----------------  ----------------
         TOTAL                                                             $     252,397,238  $    242,780,561   $     (9,616,677)
                                                                           =================  =================  ================

     FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At June 30, 2002, the Portfolio held the following financials futures contracts:

                                                                                   UNDERLYING FACE
         CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED LOSS

         ----------------------------------------------------------------------------------------------------------
         U.S. 10 Year Note (107 Contracts)                Short      9/30/2002       $11,474,089       $(222,327)
         Euro Bond (287 Contracts)                         Long      9/10/2002        30,551,959        (109,497)
                                                                                                       ---------
                                                                                                       $(331,824)
                                                                                                       =========

     INTEREST RATE SWAP CONTRACTS

      Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will be diminished compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, managing duration or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Gains and losses are realized upon the expiration or closing of the swap contracts.

      The Portfolio entered into no such transactions during the six months ended June 30, 2002.

(6)  DELAYED DELIVERY TRANSACTIONS:

      The Fund may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs the custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitement was entered into.

      The Portfolio entered into no such transactions during the six months ended June 30, 2002.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of June 30, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming           Trustee             Trustee since         Chairman of the              22         Port Financial
c/o Decision                                    11/3/1986             Board and Chief                         Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman        Trustee             Trustee since         William Joseph               22         None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt              Trustee             Trustee since         Trustee, The Peabody         22         None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III            Trustee             Trustee since         Trustee, Essex               22         None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood             Trustee and         President since       Vice Chairman,               22         None
c/o Standish Mellon Asset   President           4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 22         None
c/o Standish Mellon Asset   Secretary           1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               22         None
c/o Standish Mellon Asset   Treasurer           1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland          Assistant Vice      Since 1996            Vice President and           22         None
c/o Standish Mellon Asset   President                                 Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                   Assistant Vice      Since 1999            Assistant Vice               22         None
c/o Standish Mellon Asset   President                                 President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                            Assistant Vice      Since 2001            Assistant Manager,           22         None
Cara E. Hultgren,           President                                 Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,        Assistant Vice      Since 2001            Performance Analyst,         22         None
c/o Standish Mellon Asset   President                                 Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

Scott Simonds,              Assistant Vice      Since 2002            Compliance Analyst,          22         None
c/o Standish Mellon Asset   President                                 Boston Partners;
Management,                                                           Fund Accountant,
One Financial Center,                                                 Mellon Financial
Boston MA 02111                                                       Corp.
8/17/60

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $326,356,373)                                                    $345,283,407
  Cash                                                                    270,991
  Foreign currency, at value (cost $53,375)                                63,515
  Receivable for investments sold                                       1,615,893
  Receivable for Fund shares sold                                         136,423
  Interest and dividends receivable                                     7,416,364
  Receivable for variation margin on open financial
    futures contracts (Note 7)                                             34,008
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 7)                                           329,671
  Prepaid expenses                                                         39,390
                                                                     ------------
    Total assets                                                      355,189,662
LIABILITIES
  Payable for investments purchased                      $1,652,092
  Payable for Fund shares redeemed                           12,692
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 7)                          14,922,233
  Options written, at value (Note 7) (premiums
    received, $674,187)                                     731,526
  Accrued accounting, custody and transfer agent fees        36,488
  Accrued trustees' fees and expenses (Note 2)                6,492
  Accrued expenses and other liabilities                     36,498
                                                         ----------
    Total liabilities                                                  17,398,021
                                                                     ------------
NET ASSETS                                                           $337,791,641
                                                                     ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                    $427,221,559
  Accumulated net realized loss                                       (92,761,272)
  Distributions in excess of net investment income                       (646,785)
  Net unrealized appreciation                                           3,978,139
                                                                     ------------
TOTAL NET ASSETS                                                     $337,791,641
                                                                     ============
NET ASSETS ATTRIBUTABLE TO:
  Institutional Class                                                $336,407,670
                                                                     ============
  Service Class                                                      $  1,383,971
                                                                     ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  Institutional Class                                                  17,544,843
                                                                     ============
  Service Class                                                            73,034
                                                                     ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)
    Institutional Class                                              $      19.17
                                                                     ============
    Service Class                                                    $      18.95
                                                                     ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (net of foreign withholding taxes of
    $12,149)                                                          $ 8,634,018
  Dividend income                                                         125,377
                                                                      -----------
    Total investment income                                             8,759,395
EXPENSES
  Investment advisory fee (Note 2)                       $   757,263
  Accounting and custody fees                                231,933
  Legal and audit services                                    40,804
  Registration fees                                           24,423
  Trustees' fees and expenses (Note 2)                        12,888
  Insurance expense                                           12,127
  Transfer agent fees - Institutional Class                    7,421
  Transfer agent fees - Service Class                          4,858
  Service fees - Service Class (Note 3)                        2,015
  Miscellaneous                                                6,102
                                                         -----------
    Total expenses                                         1,099,834

Deduct:
  Reimbursement of operating expenses - Service Class
    (Note 2)                                                  (4,839)
                                                         -----------
      Net expenses                                                      1,094,995
                                                                      -----------
        Net investment income                                           7,664,400
                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (13,190,093)
    Financial futures contracts                             (412,351)
    Written options transactions                             807,091
    Foreign currency transactions and forward foreign
      currency exchange contracts                         (9,706,640)
                                                         -----------
      Net realized loss                                               (22,501,993)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 41,634,922
    Financial futures contracts                           (1,378,757)
    Written options                                          528,311
    Foreign currency and forward foreign currency
      exchange contracts                                 (19,291,206)
                                                         -----------
      Change in net unrealized appreciation
        (depreciation)                                                 21,493,270
                                                                      -----------
    Net realized and unrealized loss                                   (1,008,723)
                                                                      -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 6,655,677
                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2002       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                   $   7,664,400      $  18,414,457
  Net realized gain (loss)                                  (22,501,993)         1,724,470
  Change in net unrealized appreciation (depreciation)       21,493,270           (893,954)
                                                          -------------      -------------
  Net increase in net assets from investment operations       6,655,677         19,244,973
                                                          -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income
    Institutional Class                                     (11,455,621)        (7,366,546)
    Service Class                                               (64,540)           (10,658)
                                                          -------------      -------------
  Total distributions to shareholders                       (11,520,161)        (7,377,204)
                                                          -------------      -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 5)
  Net proceeds from sale of shares
    Institutional Class                                      15,229,692         95,018,761
    Service Class                                               702,112          2,178,771
  Value of shares issued to shareholders in payment of
    distributions declared
    Institutional Class                                       8,100,619          5,721,223
    Service Class                                                64,540             10,658
  Cost of shares redeemed
    Institutional Class                                    (104,731,082)      (144,313,089)
    Service Class                                            (1,215,945)          (523,818)
                                                          -------------      -------------
  Net decrease in net assets from Fund share
    transactions                                            (81,850,064)       (41,907,494)
                                                          -------------      -------------
TOTAL DECREASE IN NET ASSETS                                (86,714,548)       (30,039,725)
NET ASSETS
  At beginning of period                                    424,506,189        454,545,914
                                                          -------------      -------------
  At end of period (including distributions in excess
    of net investment income of $646,785 and
    undistributed net investment income of $3,208,976,
    respectively)                                         $ 337,791,641      $ 424,506,189
                                                          =============      =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                             ENDED
                                           JUNE 30,                      YEAR ENDED DECEMBER 31,
                                             2002      -----------------------------------------------------------
                                          (UNAUDITED)   2001(a)     2000        1999         1998         1997
                                          -----------  ---------  ---------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD       $  19.43    $  18.97   $  21.32   $    23.22   $    22.81   $    23.25
                                           --------    --------   --------   ----------   ----------   ----------
FROM INVESTMENT OPERATIONS:
  Net investment income                        0.40(1)     0.76(1)    1.12(1)      1.34(1)      1.38(1)      1.54(1)
  Net realized and unrealized gain
    (loss) on investments                     (0.06)       0.01       0.84        (1.15)        0.58         1.16
                                           --------    --------   --------   ----------   ----------   ----------
Total from investment operations               0.34        0.77       1.96         0.19         1.96         2.70
                                           --------    --------   --------   ----------   ----------   ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                  (0.60)      (0.31)     (4.31)       (2.08)       (1.21)       (2.86)
  From net realized gain on investments        0.00        0.00       0.00        (0.01)       (0.34)       (0.28)
                                           --------    --------   --------   ----------   ----------   ----------
Total distributions to shareholders           (0.60)      (0.31)     (4.31)       (2.09)       (1.55)       (3.14)
                                           --------    --------   --------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD             $  19.17    $  19.43   $  18.97   $    21.32   $    23.22   $    22.81
                                           ========    ========   ========   ==========   ==========   ==========
TOTAL RETURN                                   1.82%++     4.07%      9.68%        0.79%        8.73%       11.86%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)       0.58%+      0.56%      0.53%        0.52%        0.52%        0.53%
  Net Investment Income (to average
    daily net assets)                          4.22%+      3.94%      5.21%        5.82%        5.92%        6.37%
  Portfolio Turnover                             77%++      211%       240%         162%         156%         173%
  Net Assets, End of Period (000's
    omitted)                               $336,408    $422,626   $454,333   $1,051,443   $1,352,383   $1,172,695

-----------------
(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.007, increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 3.98% to 3.94%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                      FINANCIAL HIGHLIGHTS - SERVICE CLASS
--------------------------------------------------------------------------------

                                                     SIX MONTHS                         FOR THE PERIOD
                                                        ENDED                           APRIL 25, 2000
                                                    JUNE 30, 2002  DECEMBER 31,  (COMMENCEMENT OF OPERATIONS)
                                                     (UNAUDITED)     2001(a)         TO DECEMBER 31, 2000
                                                    -------------  ------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $19.24         $18.81                $21.48
                                                       ------         ------                ------
FROM INVESTMENT OPERATIONS:
  Net investment income*                                 0.38(1)        0.69(1)               0.69(1)
  Net realized and unrealized gain on investments       (0.07)          0.02                  0.67
                                                       ------         ------                ------
Total from investment operations                         0.31           0.71                  1.36
                                                       ------         ------                ------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                            (0.60)         (0.28)                (4.03)
                                                       ------         ------                ------
Total distributions to shareholders                     (0.60)         (0.28)                (4.03)
                                                       ------         ------                ------
NET ASSET VALUE, END OF PERIOD                         $18.95         $19.24                $18.81
                                                       ======         ======                ======
TOTAL RETURN+++                                          1.68%++        3.81%                 6.61%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                0.83%+         0.81%                 0.78%+
  Net Investment Income (to average daily net
    assets)*                                             4.03%+         3.56%                 4.89%+
  Portfolio Turnover                                       77%++         211%                  240%++
  Net Assets, End of Period (000's omitted)            $1,384         $1,880                $  213

-----------------
* For the periods indicated, the investment advisor voluntarily agreed to reimburse the Class for a portion of its operating expenses. If this voluntary action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share                 $ 0.32(1)    $    0.51(1)      $           (0.19)(1)
Ratios (to average daily net assets):
  Expenses                                               1.44%+          1.75%                     7.02%+
  Net investment income                                  3.42%+          2.62%                    (1.35)%+

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.007, increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 3.60% to 3.56%. Per share data and ratio/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             PAR              VALUE
SECURITY                                        RATE     MATURITY           VALUE           (NOTE 1A)
-------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 97.6%
CONVERTIBLE CORPORATE BONDS -- 0.0%
Royal Caribbean Cruises Step Up Notes(a)         0.000% 05/18/2021      USD       375,000  $    152,812
                                                                                           ------------
Total Convertible Corporate Bonds (Cost $163,774)                                               152,812
                                                                                           ------------
CORPORATE -- 3.2%
BANKING -- 0.3%
GS Escrow Corp. 144A Senior Notes                7.125% 08/01/2005              1,125,000     1,194,307
                                                                                           ------------
BASIC INDUSTRY -- 0.5%
CSC Holdings, Inc.                               7.875% 12/15/2007                700,000       567,000
Johnsondiversey, Inc. 144A Senior Sub Notes      9.625% 05/15/2012              1,165,000     1,211,600
                                                                                           ------------
                                                                                              1,778,600
                                                                                           ------------
CONSUMER -- 0.3%
Beckman Coulter, Inc.                            7.100% 03/04/2003                900,000       923,662
                                                                                           ------------
CONSUMER CYCLICAL -- 0.7%
Harrahs Operating Co, Inc.                       7.125% 06/01/2007                425,000       447,627
Mohegan Tribal Gaming Authority                  8.750% 01/01/2009                925,000       957,375
Mohegan Tribal Gaming Authority Senior Sub
  Notes                                          8.125% 01/01/2006                800,000       816,000
                                                                                           ------------
                                                                                              2,221,002
                                                                                           ------------
CONSUMER NONCYCLICAL -- 0.6%
Aramark Services, Inc.                           7.000% 07/15/2006              2,000,000     2,046,268
                                                                                           ------------
ELECTRIC -- 0.7%
Niagara Mohawk Power                             7.375% 07/01/2003              2,268,293     2,352,048
                                                                                           ------------
TECHNOLOGY -- 0.1%
L-3 Communcations Corp. 144A Senior Sub Notes    7.625% 06/15/2012                250,000       251,250
                                                                                           ------------
Total Corporate (Cost $10,566,542)                                                           10,767,137
                                                                                           ------------
YANKEE BONDS -- 2.9%
Banque Centrale de Tunisie                       7.375% 04/25/2012                800,000       772,000
Brascan Corp.                                    7.125% 12/16/2003              1,600,000     1,642,447
Dominican Republic 144A                          9.500% 09/27/2006                345,000       363,112
Domtar, Inc.                                     7.875% 10/15/2011                850,000       923,469
Ministry Finance of Russia                       3.000% 05/14/2008              2,350,000     1,592,125
Petroleos Mexicanos                              8.850% 09/15/2007              1,000,000     1,067,500
Petronas Capital Ltd. 144A                       7.875% 05/22/2022                900,000       901,048
Royal Caribbean Cruises                          8.250% 04/01/2005                950,000       902,500
Russian Federation                               5.000% 03/31/2030              1,610,000     1,118,950
Ukraine Government                              10.000% 03/15/2007                391,600       382,254
                                                                                           ------------
Total Yankee Bonds (Cost $9,617,288)                                                          9,665,405
                                                                                           ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             PAR              VALUE
SECURITY                                        RATE     MATURITY           VALUE           (NOTE 1A)
-------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 1.4%
TREASURY BONDS -- 0.8%
U.S. Treasury Bond                               5.375% 02/15/2031     USD      2,770,000  $  2,712,412
                                                                                           ------------
TREASURY NOTES -- 0.6%
U.S. Treasury Note+                              4.625% 05/15/2006                180,000       185,400
U.S. Treasury Note+                              5.750% 08/15/2010              1,615,000     1,727,533
                                                                                           ------------
                                                                                              1,912,933
                                                                                           ------------
Total U.S. Treasury Obligations (Cost $4,547,676)                                             4,625,345
                                                                                           ------------
FOREIGN DENOMINATED -- 90.1%
CANADA -- 2.3%
Canada Government                                4.500% 09/01/2007      CAD     8,335,000     5,395,856
Canada Government                                5.000% 12/01/2003              3,595,000     2,417,301
                                                                                           ------------
                                                                                              7,813,157
                                                                                           ------------
DENMARK -- 3.9%
Denmark Realkredit                               8.000% 10/01/2026      DKK         1,283           183
Denmark Realkredit                               5.000% 10/01/2019            103,039,716    13,077,368
                                                                                           ------------
                                                                                             13,077,551
                                                                                           ------------
EURO -- 57.2%
Ahold Finance USA, Inc.                          6.375% 06/08/2005     EUR      1,205,000     1,231,771
Bank of Ireland Holdings(b)                      7.400% 12/29/2049              1,300,000     1,378,030
Bundes Obligation Series 136                     5.000% 08/19/2005              1,565,000     1,583,174
Bundes Obligation Series 139                     4.000% 02/16/2007             25,405,000    24,655,204
Buoni del Tesoro Poliennali                      4.500% 03/01/2007              7,325,000     7,235,846
Coca-Cola HBC Finance Plc                        5.250% 06/27/2006              1,220,000     1,213,307
Daimlerchrysler International Finance            6.125% 03/21/2006              1,240,000     1,257,852
Deutschland Republic                             4.125% 07/04/2008                 25,000        24,096
Deutschland Republic                             4.750% 07/04/2028              9,190,000     8,396,921
Deutschland Republic                             5.000% 07/04/2011             16,275,000    16,241,425
Deutschland Republic                             5.250% 07/04/2010              3,160,000     3,206,091
Deutschland Republic                             5.250% 01/04/2011             15,120,000    15,327,052
Deutschland Republic                             5.625% 01/04/2028              6,685,000     6,899,766
Deutschland Republic                             6.250% 01/04/2030              9,860,000    11,102,106
El Paso Corp.                                    5.750% 03/14/2006              1,060,000       983,666
FBG Treasury BV                                  5.750% 03/17/2005              1,590,000     1,607,141
Ford Motor Credit Co.                            6.000% 02/14/2005                580,000       575,498
General Motors Acceptance Corp.                  6.000% 10/16/2006              1,310,000     1,310,022
HBOS PLC(b)                                      6.050% 11/23/2049              1,475,000     1,460,658
Honeywell Holding BV                             5.250% 12/20/2006              1,200,000     1,183,162
Household Finance Corp.                          5.000% 11/16/2006              1,095,000     1,048,452
International Lease Finance Corp.                4.125% 07/12/2004              1,735,000     1,692,760
Italian Government                               7.750% 11/01/2006             31,840,000    35,535,484
Kamps AG 144A Senior Notes                       8.500% 02/15/2009                675,000       719,094
Koninklijke KPN NV                               4.750% 11/05/2008              1,300,000     1,128,551
Lear Corp. Senior Notes                          8.125% 04/01/2008              1,285,000     1,260,701
MBNA Corp. Series 6                              4.375% 08/19/2004              3,620,000     3,591,007

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                             PAR              VALUE
SECURITY                                        RATE     MATURITY           VALUE           (NOTE 1A)
-------------------------------------------------------------------------------------------------------
EURO (CONTINUED)
Messer Greisheim Holdings AG Senior Notes       10.375% 06/01/2011      EUR       900,000  $    963,252
Morgan Stanley Dean Witter                       5.750% 04/01/2009                955,000       937,130
National Westminister Bank(b)                    6.625% 10/29/2049                900,000       927,910
Netherland Government Notes                      5.500% 07/15/2010             12,295,000    12,612,016
NGG Finance Plc                                  5.250% 08/23/2006              1,235,000     1,223,277
Nordbanken(b)                                    6.000% 12/13/2010              2,000,000     2,048,807
Parker-Hannifin Corp.                            6.250% 11/21/2005              1,265,000     1,285,056
Sainsbury Plc                                    5.625% 07/11/2008                985,000       990,990
Sogerim                                          7.000% 04/20/2011                980,000       996,431
Spanish Government                               4.500% 07/30/2004             12,450,000    12,442,749
Svenska Handelsbanken(b)                         5.500% 03/07/2011              1,300,000     1,309,084
Telstra Corp. Ltd.                               6.375% 06/29/2011                175,000       179,993
Telstra Corp. Ltd.                               5.875% 06/21/2005              1,270,000     1,294,482
TPSA Eurofinance BV                              6.625% 03/01/2006                490,000       450,336
TXU Europe Funding Ltd.                          7.000% 11/30/2005                950,000       982,520
Tyco International Group SA                      4.375% 11/19/2004              1,140,000       869,900
Tyco International Group SA                      6.125% 04/04/2007              1,230,000       883,256
United Mexican States                            7.500% 03/08/2010                175,000       170,824
UPM-Kymmene Corp. Senior Notes                   6.125% 01/23/2012              1,000,000     1,005,369
                                                                                           ------------
                                                                                            193,422,219
                                                                                           ------------
JAPAN -- 22.9%
A/S Eksportfinans                                1.800% 06/21/2010     JPY    903,000,000     8,005,459
Development Bank of Japan                        1.750% 06/21/2010          1,718,000,000    15,059,177
Ford Motor Credit Co.                            1.200% 02/07/2005          1,470,000,000    11,922,651
GE Financial Assurance                           1.600% 06/20/2011          1,185,000,000     9,650,699
McDonald's Corp.                                 2.000% 03/09/2010            885,000,000     7,787,409
Procter & Gamble Co.                             2.000% 06/21/2010            839,000,000     7,367,478
Province of Ontario                              1.875% 01/25/2010            520,000,000     4,638,300
Quebec Province                                  1.600% 05/09/2013          1,520,000,000    12,782,242
                                                                                           ------------
                                                                                             77,213,415
                                                                                           ------------
MEXICO -- 0.2%
Mexican Fixed Rate Bonds                        10.500% 07/14/2011     MXN      7,440,000       763,697
                                                                                           ------------
SINGAPORE -- 3.2%
Singapore Government                             5.625% 07/01/2008     SGD     16,525,000    10,678,483
                                                                                           ------------
UNITED KINGDOM -- 0.4%
Inco Ltd.                                       15.750% 07/15/2006     GBP        796,000     1,529,794
                                                                                           ------------
Total Foreign Denominated (Cost $286,437,288)                                               304,498,316
                                                                                           ------------
TOTAL BONDS AND NOTES (COST $311,332,568)                                                   329,709,015
                                                                                           ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      VALUE
SECURITY                                                               SHARES       (NOTE 1A)
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 1.0%
CONVERTIBLE PREFERRED STOCKS -- 0.1%
Ford Motor Co. Capital Trust II 6.50% CVT Pfd                               3,500  $    196,875
General Motors Corp. Series B 5.25% CVT Pfd                                 6,500       170,755
                                                                                   ------------
Total Convertible Preferred Stocks (Cost $337,500)                                      367,630
                                                                                   ------------
NON-CONVERTIBLE PREFERRED STOCKS -- 0.9%
Golden State Bancorp 9.125% Pfd                                           116,000     3,028,760
                                                                                   ------------
Total Non-Convertible Preferred Stocks (Cost $3,001,500)                              3,028,760
                                                                                   ------------
TOTAL PREFERRED STOCKS (COST $3,339,000)                                              3,396,390
                                                                                   ------------

                                                                      CONTRACT
                                                                        SIZE
                                                                    -------------
PURCHASED OPTIONS -- 0.6%
12 Month LIBOR Call, Strike Price 4.07,
  09/25/2002 (USD)                                                         46,000        67,487
JPY Put/USD Call, Strike Price 130.00,
  05/13/2004 (USD)                                                      7,320,000        65,141
JPY Put/USD Call, Strike Price 135.00,
  03/12/2003 (USD)                                                      7,240,000        13,394
JPY Put/USD Call, Strike Price 138.00,
  08/06/2002 (USD)                                                     11,950,000         1,195
USD Put/AUD Call, Strike Price 0.52,
  03/06/2003 (USD)                                                      7,270,000       463,317
USD Put/AUD Call, Strike Price 0.56,
  12/02/2002 (USD)                                                     10,780,000       222,284
USD Put/EUR Call, Strike Price 0.92,
  10/31/2002 (USD)                                                      7,380,000       523,537
USD Put/EUR Call, Strike Price 0.95,
  09/06/2002 (USD)                                                      3,750,000       165,375
USD Put/EUR Call, Strike Price 0.98,
  07/25/2002 (USD)                                                      7,250,000       140,650
USD Put/NZD Call, Strike Price 0.48,
  10/31/2002 (USD)                                                      7,380,000       231,584
UST 5.38% Call, Strike Price 107.95,
  10/31/2002 (USD)                                                         46,500         9,082
                                                                                   ------------
TOTAL PURCHASED OPTIONS (COST $1,409,849)                                             1,903,046
                                                                                   ------------

SHORT-TERM INVESTMENTS -- 3.0%
REPURCHASE AGREEMENTS -- 3.0%
Tri-party repurchase agreement dated 06/28/02 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 07/01/02,
with a maturity value of $10,275,821 and an effective yield of
1.01%, collateralized by a U.S. Government Obligation with a rate of 14.00%, a maturity date of 11/15/11 and an aggregated market
value of $10,483,065.                                                                10,274,956
                                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,274,956)                                      10,274,956
                                                                                   ------------

TOTAL INVESTMENTS -- 102.2% (COST
 $326,356,373)                            $ 345,283,407
OTHER ASSETS, LESS LIABILITIES -- (2.2%)     (7,491,766)
                                          -------------
NET ASSETS -- 100.0%                      $ 337,791,641
                                          =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - Great British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
SGD - Singapore Dollar
USD - United States Dollar

(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b)  Variable Rate Security; rate indicated is as of 6/30/02.
+    Denotes all or part of security pledged as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERCENTAGE
                                                                OF NET
INDUSTRY SECTOR                                                 ASSETS
------------------------------------------------------------------------

Foreign Government                                              57.4%
Financial                                                       29.2%
Consumer Cyclical                                                3.6%
Consumer Noncyclical                                             3.3%
Basic Industry                                                   2.4%
U.S. Government                                                  1.4%
Capital Goods                                                    1.2%
Energy                                                           0.9%
Communications                                                   0.7%
Electric                                                         0.7%
Banking                                                          0.6%
Public Utility                                                   0.4%
Transportation                                                   0.4%
                                                                -----
                                                                102.2

                                                              PERCENTAGE
                                                                OF NET
TOP TEN COUNTRIES BY ISSUER                                     ASSETS
------------------------------------------------------------------------

Germany                                                         26.2%
United States of America                                        23.5%
Italy                                                           13.0%
Canada                                                           8.2%
Netherlands                                                      4.6%
Japan                                                            4.5%
Denmark                                                          3.9%
Spain                                                            3.7%
Singapore                                                        3.2%
United Kingdom                                                   2.6%

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The Fund currently offers two classes of shares: Institutional Class and Service Class. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except for transfer agent fees and an account service fee of up to 0.25% of the average daily net assets of the Service Class of shares. Each class votes separately as a class only with respect to its own distribution plan (Service Class only) or other matters that relate only to that class. Shares of each class would receive their pro-rata share of the net assets of the Fund (after satisfaction of any class-specific expenses) if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

      Shares of the Service Class may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Service Class shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403(b) plans), and programs through which personal and or account maintenance services are provided to groups of individuals whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Service Class shares through their Omnibus Account Administrators.

      The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity by investing, under normal circumstances, at least 80% of net assets in fixed income securities. The Fund also invests, under normal circumstances, at least 65% of net assets in non-U.S. dollar denominated fixed income securities of foreign governments and companies located in various countries, including emerging markets.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     D. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, amortization and/or accretion of premiums and discounts on certain securities, capital loss carry forwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     G. ALLOCATION OF OPERATING ACTIVITY

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Transfer agent fees, which are directly attributable to a class of shares, are charged to that class' operations. Service fees, which are directly attributable to the Service Class shares, are charged to the Service Class operations.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Service Class operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) for the six months ended June 30, 2002, so that the Service Class annual operating expenses do not exceed the total operating expenses of the Institutional Class (net of any expense limitation) for the comparable period plus 0.25% (the maximum Service Fee). Pursuant to this agreement, for the six months ended June 30, 2002, Standish Mellon reimbursed the Service Class $4,839 for class specific operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  SERVICE FEE:

      Pursuant to a service plan, the Service Class pays a service fee at an aggregate annual rate of up to 0.25% of the class' average daily net assets. The service fee is payable for the benefit of participants in the omnibus accounts that are shareholders in the Service Class and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in omnibus accounts that are the beneficial owners of Service Class shares.

(4)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2002 were as follows:

                                                                   PURCHASES       SALES
                                                                  ------------  ------------
         U.S. Government Securities                               $ 55,343,392  $ 57,736,125
                                                                  ============  ============
         Investments (non-U.S.Government Securities)              $227,231,702  $325,017,361
                                                                  ============  ============

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   JUNE 30, 2002         YEAR ENDED
         INSTITUTIONAL CLASS:                                       (UNAUDITED)      DECEMBER 31, 2001
         -------------------------------------------------------  ----------------  --------------------
         Shares sold                                                    796,234           4,900,957
         Shares issued to shareholders in payment of
           distributions declared                                       431,803             296,040
         Shares redeemed                                             (5,436,573)         (7,396,770)
                                                                    -----------         -----------
         Net decrease                                                (4,208,536)         (2,199,773)
                                                                    ===========         ===========

                                                                  SIX MONTHS ENDED
                                                                   JUNE 30, 2002         YEAR ENDED
         SERVICE CLASS:                                             (UNAUDITED)      DECEMBER 31, 2001
         -------------------------------------------------------  ----------------  --------------------
         Shares sold                                                     37,181             113,053
         Shares issued to shareholders in payment of
           distributions declared                                         3,477                 556
         Shares redeemed                                                (65,350)            (27,217)
                                                                    -----------         -----------
         Net increase (decrease)                                        (24,692)             86,392
                                                                    ===========         ===========

(6)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $326,545,440
                                                                       ============
         Gross unrealized appreciation                                   22,520,961
         Gross unrealized depreciation                                   (3,782,994)
                                                                       ------------
         Net unrealized appreciation                                   $ 18,737,967
                                                                       ============

(7)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of written put option transactions for the six months ended June 30, 2002 is as follows:

                                        WRITTEN PUT OPTION TRANSACTIONS
         ----------------------------------------------------------------------------------------------
                                                                  NUMBER OF CONTRACTS      PREMIUMS
                                                                  -------------------  ----------------
         Outstanding, beginning of period                                       5         $ 437,010
         Options expired                                                       (2)         (191,771)
         Options closed                                                        (2)         (104,286)
                                                                      -----------         ---------
         Outstanding, end of period                                             1         $ 140,953
                                                                      ===========         =========

      At June 30, 2002, the Fund held the following written put option contracts:

         SECURITY                                                 CONTRACTS     VALUE
         -------------------------------------------------------------------------------
         UST 5.38% Put, Strike Price 102.58, 10/31/2002                 1     $307,699
                                                                             -----------
         Total (premiums received $140,953)                                   $307,699
                                                                             ===========

      A summary of written call option transactions for the six months ended June 30, 2002 is as follows:

                                        WRITTEN CALL OPTION TRANSACTIONS
         ----------------------------------------------------------------------------------------------
                                                                  NUMBER OF CONTRACTS      PREMIUMS
                                                                  -------------------  ----------------
         Outstanding, beginning of period                                       4         $ 131,740
         Options expired                                                       (2)         (105,304)
         Options closed                                                        (1)          (23,906)
                                                                      -----------         ---------
         Outstanding, end of period                                             1         $   2,530
                                                                      ===========         =========

      At June 30, 2002, the Fund held the following written call option contracts:

         SECURITY                                                 CONTRACTS     VALUE
         -------------------------------------------------------------------------------
         12 Month LIBOR Call, Strike Price 2.68, 09/25/2002             1      $14,514
                                                                             -----------
         Total (premiums received $2,530)                                      $14,514
                                                                             ===========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      A summary of written currency option transactions for the six months ended June 30, 2002 is as follows:

                                      WRITTEN CURRENCY OPTION TRANSACTIONS
         ----------------------------------------------------------------------------------------------
                                                                  NUMBER OF CONTRACTS      PREMIUMS
                                                                  -------------------  ----------------
         Outstanding, beginning of period                                       5         $ 549,390
         Options written                                                       10           775,615
         Options exercised                                                     (3)         (211,064)
         Options closed                                                        (7)         (583,237)
                                                                      -----------         ---------
         Outstanding, end of period                                             5         $ 530,704
                                                                      ===========         =========

      At June 30, 2002, the Fund held the following written currency option contracts:

         SECURITY                                                 CONTRACTS     VALUE
         -------------------------------------------------------------------------------
         AUD Put/USD Call, Strike Price 0.50, 03/24/2003                1     $ 78,478
         AUS Put/USD Call, Strike Price 0.48, 03/06/2003                1       31,624
         USD Put/AUD Call, Strike Price 0.56, 03/06/2003                1      184,513
         USD Put/NZD Call, Strike Price 0.52, 10/31/2002                1       47,970
         USD Put/AUD Call, Strike Price 0.60, 12/02/2002                1       66,728
                                                                              --------
         Total (premiums received $530,704)                                   $409,313
                                                                              ========

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2002, the Fund held the following forward foreign currency contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                        LOCAL PRINCIPAL        CONTRACT              MARKET          AGGREGATE       UNREALIZED
         CONTRACTS TO RECEIVE               AMOUNT            VALUE DATE             VALUE          FACE AMOUNT      GAIN/(LOSS)
         ------------------------------------------------------------------------------------------------------------------------
         British Pound Sterling              2,910,000        09/18/2002        $      4,433,719  $     4,421,599   $      12,120
         Canadian Dollar                    17,030,000     09/18-09/20/2002           11,212,669       11,041,104         171,565
         Euro                               20,870,000        09/18/2002              20,595,419       20,506,586          88,833
         Hong Kong Dollar                   28,500,000        07/15/2002               3,653,899        3,654,104            (205)
         Japanese Yen                      805,770,000        09/18/2002               6,757,293        6,788,290         (30,997)
         New Zealand Dollar                  7,362,000        07/29/2002               3,566,015        3,603,699         (37,684)
                                                                                ----------------  ----------------  -------------
         TOTAL                                                                  $     50,219,014  $    50,015,382   $     203,632
                                                                                ================  ================  =============

                                                   LOCAL PRINCIPAL       CONTRACT             MARKET            AGGREGATE
         CONTRACTS TO DELIVER                          AMOUNT           VALUE DATE             VALUE           FACE AMOUNT
         ----------------------------------------  ---------------  -------------------  -----------------  -----------------
         British Pound Sterling                         2,910,000       09/18/2002       $       4,433,719  $      4,260,822
         Canadian Dollar                               13,420,000       09/18/2002               8,836,300         8,657,227
         Danish Krone                                 102,240,000       09/18/2002              13,567,407        12,880,630
         Euro                                         216,619,000       09/18/2002             213,769,000       203,636,132
         Hong Kong Dollar                             104,100,000       07/15/2002              13,346,348        13,320,537
         Japanese Yen                              10,107,670,000       09/18/2002              84,764,245        81,244,544
         Mexican Peso                                   8,206,900       07/24/2002                 817,969           875,122
         Singapore Dollar                              19,095,000       09/18/2002              10,837,896        10,701,676
                                                                                         -----------------  -----------------
         TOTAL                                                                           $     350,372,884  $    335,576,690
                                                                                         =================  =================

                                                      UNREALIZED
         CONTRACTS TO DELIVER                         GAIN/(LOSS)
         ----------------------------------------  -----------------

         British Pound Sterling                    $        (172,897)
         Canadian Dollar                                    (179,073)
         Danish Krone                                       (686,777)
         Euro                                            (10,132,868)
         Hong Kong Dollar                                    (25,811)
         Japanese Yen                                     (3,519,701)
         Mexican Peso                                         57,153
         Singapore Dollar                                   (136,220)
                                                   -----------------
         TOTAL                                     $     (14,796,194)
                                                   =================

     FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At June 30, 2002, the Fund held the following financials futures contracts:

                                                                                   UNDERLYING FACE
         CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED LOSS
         ----------------------------------------------------------------------------------------------------------
         U.S. 10 Year Note (363 Contracts)                Short      9/30/2002       $38,926,080       $(754,249)

     INTEREST RATE SWAP CONTRACTS

      Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                    STANDISH INTERNATIONAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Fund expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Gains and losses are realized upon the expiration or closing of the swap contracts.

      The Fund entered into no such transactions during the six months ended June 30, 2002.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of June 30, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              22          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               22               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         22               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               22               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               22               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 22               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               22               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           22               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               22               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           22               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         22               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          22               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Financial Center,                                                 Mellon Financial
Boston MA 02111                                                       Corp.
8/17/60

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Fixed Income Portfolio
    ("Portfolio"), at value (Note 1A)                                $1,043,299,040
  Receivable for Fund shares sold                                          432,984
  Prepaid expenses                                                          26,163
                                                                     -------------
    Total assets                                                     1,043,758,187
LIABILITIES
  Payable for Fund shares redeemed                       $43,721,142
  Distributions payable                                      73,276
  Accrued accounting, custody and transfer agent fees         6,898
  Accrued expenses and other liabilities                     42,834
                                                         ----------
    Total liabilities                                                   43,844,150
                                                                     -------------
NET ASSETS                                                           $ 999,914,037
                                                                     =============
NET ASSETS CONSIST OF:
  Paid-in capital                                                    $1,222,615,888
  Accumulated net realized loss                                       (235,093,140)
  Undistributed net investment income                                    2,420,239
  Net unrealized appreciation                                            9,971,050
                                                                     -------------
TOTAL NET ASSETS                                                     $ 999,914,037
                                                                     =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                               52,482,483
                                                                     =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                    $       19.05
                                                                     =============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio (net of
    foreign withholding taxes of $2,623)                             $34,387,554
  Dividend income allocated from Portfolio                               388,480
  Expenses allocated from Portfolio                                   (2,315,631)
                                                                     -----------
    Net investment income allocated from Portfolio                    32,460,403
EXPENSES
  Accounting, custody, and transfer agent fees           $   49,751
  Legal and audit services                                   44,800
  Registration fees                                          22,637
  Insurance expense                                           2,158
  Trustees' fees and expenses (Note 2)                          992
  Miscellaneous                                              20,776
                                                         ----------
    Total expenses                                          141,114

Deduct:
  Reimbursement of Fund operating expenses (Note 2)        (141,114)
                                                         ----------
      Net expenses                                                             0
                                                                     -----------
        Net investment income                                         32,460,403
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                        972,651
    Financial futures contracts                             215,352
    Written options transactions                             61,799
    Foreign currency transactions and forward foreign
      currency exchange contracts                        (1,871,894)
                                                         ----------
      Net realized loss                                                 (622,092)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                14,630,926
    Financial futures contracts                          (5,795,469)
    Written options                                       1,165,332
    Foreign currency and forward foreign currency
      exchange contracts                                 (1,681,268)
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                 8,319,521
                                                                     -----------
    Net realized and unrealized gain on investments                    7,697,429
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $40,157,832
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2002       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                   $   32,460,403    $   127,451,286
  Net realized loss                                             (622,092)       (32,235,330)
  Change in net unrealized appreciation (depreciation)         8,319,521         50,139,865
                                                          --------------    ---------------
  Net increase in net assets from investment operations       40,157,832        145,355,821
                                                          --------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                 (30,364,180)      (128,729,264)
                                                          --------------    ---------------
  Total distributions to shareholders                        (30,364,180)      (128,729,264)
                                                          --------------    ---------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                            43,139,011        278,769,515
  Value of shares issued to shareholders in payment of
    distributions declared                                    21,952,781         97,066,312
  Cost of shares redeemed                                   (550,540,946)    (1,137,874,051)
                                                          --------------    ---------------
  Net decrease in net assets from Fund share
    transactions                                            (485,449,154)      (762,038,224)
                                                          --------------    ---------------
TOTAL DECREASE IN NET ASSETS                                (475,655,502)      (745,411,667)
NET ASSETS
  At beginning of period                                   1,475,569,539      2,220,981,206
                                                          --------------    ---------------
  At end of period (including undistributed net
    investment income of $2,420,239 and $324,016)         $  999,914,037    $ 1,475,569,539
                                                          ==============    ===============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                           YEAR ENDED DECEMBER 31,
                                              2002       --------------------------------------------------------------------
                                           (UNAUDITED)     2001(a)         2000          1999          1998          1997
                                          -------------  ------------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  18.93      $    18.92    $    18.55    $    20.13    $    20.80    $    20.53
                                            --------      ----------    ----------    ----------    ----------    ----------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.50(1)         1.22(1)       1.35(1)       1.34(1)       1.37(1)       1.46
  Net realized and unrealized gain
    (loss) on investments                       0.12            0.10          0.47         (1.47)        (0.30)         0.45
                                            --------      ----------    ----------    ----------    ----------    ----------
Total from investment operations                0.62            1.32          1.82         (0.13)         1.07          1.91
                                            --------      ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.50)          (1.31)        (1.45)        (1.42)        (1.38)        (1.52)
  From net realized gain on investments         0.00            0.00          0.00         (0.03)        (0.36)        (0.12)
                                            --------      ----------    ----------    ----------    ----------    ----------
Total distributions to shareholders            (0.50)          (1.31)        (1.45)        (1.45)        (1.74)        (1.64)
                                            --------      ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD              $  19.05      $    18.93    $    18.92    $    18.55    $    20.13    $    20.80
                                            ========      ==========    ==========    ==========    ==========    ==========
TOTAL RETURN+++                                 3.32%++         7.16%        10.21%        (0.70)%        5.25%         9.54%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.38%+          0.38%         0.37%         0.36%         0.36%         0.37%
  Net Investment Income (to average
    daily net assets)*                          5.32%+          6.35%         7.23%         6.85%         6.54%         6.76%
  Net Assets, End of Period (000's
    omitted)                                $999,914      $1,475,570    $2,220,981    $2,910,545    $3,392,570    $3,288,318

-----------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee payable to the Portfolio and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share would have been:

Net investment income per share             $   0.50(1)          N/A           N/A           N/A           N/A           N/A
Ratios (to average daily net assets):
  Expenses                                      0.41%+           N/A           N/A           N/A           N/A           N/A
  Net investment income                         5.29%+           N/A           N/A           N/A           N/A           N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.004, increase net realized and unrealized gains and losses per share by $0.004 and decrease the ratio of net investment income to average net assets from 6.37% to 6.35%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absense of the expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The objective of the Fund is to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal by the Portfolio investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, losses deferred due to wash sales, excise tax regulations, paydown gains and losses, and amortization and/or accretion of premiums and discounts on certain securities.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                           STANDISH FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.38% of the Fund's average daily net assets for the six months ended June 30, 2002. Pursuant to this agreement, for the six months ended June 30, 2002, Standish Mellon voluntarily reimbursed the Fund for $141,114 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2002, aggregated $42,935,443 and $535,183,436, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   JUNE 30, 2002         YEAR ENDED
                                                                    (UNAUDITED)      DECEMBER 31, 2001
                                                                  ----------------  --------------------
         Shares sold                                                    2,265,069           14,499,016
         Shares issued to shareholders in payment of
           distributions declared                                       1,165,129            5,087,203
         Shares redeemed                                              (28,914,120)         (59,033,911)
                                                                   --------------     ----------------
         Net decrease                                                 (25,483,922)         (39,447,692)
                                                                   ==============     ================

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                           PAR
SECURITY                                   RATE           MATURITY                                                        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 117.3%
ASSET BACKED -- 31.4%
Advanta Mortgage Loan Trust 1997-4 M1       7.040%       01/25/2029         USD                                           3,372,941
Advanta Mortgage Loan Trust 1999-3 A4       7.750%       10/25/2026                                                       2,300,000
Americredit Auto Receivable Trust
  2001-D A4                                 4.410%       11/12/2008                                                       8,675,000
Americredit Auto Receivable Trust
  2002-1 B                                  5.280%       04/09/2007                                                       1,100,000
ANRC Auto Owner Trust 1999-A A4             6.940%       04/17/2006                                                      31,000,000
Bank One Issuance Trust 2002-A2             4.160%       01/15/2008                                                       4,900,000
Capital Auto Receivable Asset Trust
  2002-1 A2(a)                              1.910%       03/15/2004                                                      13,900,000
Capital One Master Trust 2001-7 A           3.850%       08/15/2007                                                      11,725,000
Centex Home Equity 2000-C A4                7.720%       05/25/2029                                                       2,270,000
Centex Home Equity 2001-B A1                4.930%       11/25/2016                                                       6,410,606
Centex Home Equity 2002-A AV(a)             2.040%       01/25/2032                                                       8,765,176
Chase Manhattan Auto Owner Trust
  2001-B A4                                 3.800%       05/15/2008                                                       5,200,000
Citibank Credit Card Issuance Trust
  2000-A2 A2(a)                             1.970%       11/07/2005                                                       4,450,000
Citibank Credit Card Issuance Trust
  2000-C1                                   7.450%       09/15/2007                                                       3,250,000
Citibank Credit Card Issuance Trust
  2001-A6                                   5.650%       06/16/2008                                                       7,425,000
Citibank Credit Card Issuance Trust
  2001-A8                                   4.100%       12/07/2006                                                       3,000,000
Citibank Credit Card Issuance Trust
  2001-C3                                   6.650%       05/15/2008                                                       1,950,000
Citibank Credit Card Master Trust
  1999-5 A                                  6.100%       05/15/2008                                                       2,000,000
Daimler Chrysler Auto Trust 2001-C A3       4.210%       07/06/2005                                                      19,000,000
Daimler Chrysler Auto Trust 2001-D A4       3.780%       02/06/2007                                                       7,425,000
Discover Card Master Trust I 1998-7 A       5.600%       05/16/2006                                                      12,227,000
First USA Credit Card Master Trust
  1997-7 B(a)                               2.140%       05/17/2007                                                       9,430,000
Fleet Credit Card Master Trust II 2000-A
  C                                         7.700%       07/15/2005                                                      10,000,000
Fleet Credit Card Master Trust II
  2001-C A                                  3.860%       03/15/2007                                                       8,800,000
Ford Credit Auto Owner Trust 2000-G A4      6.620%       07/15/2004                                                       8,450,000
Ford Credit Auto Owner Trust 2000-G B       6.920%       04/15/2005                                                       7,075,000
Ford Credit Auto Owner Trust 2001-D A3      4.310%       06/15/2005                                                      22,500,000
Ford Credit Auto Owner Trust 2002-B A4      4.750%       08/15/2006                                                       3,075,000
MBNA Credit Card Master Trust 1999-K
  C(a)                                      2.790%       03/15/2005                                                      18,000,000
MBNA Credit Card Master Trust 2001-C3       6.550%       12/15/2008                                                       4,905,000
MBNA Credit Card Master Trust 2002-A6(a)    3.900%       11/15/2007                                                       4,650,000
MBNA Master Credit Card Trust 1996-J B      2.200%       02/15/2006                                                       1,800,000
National City Auto Receivable Trust
  2002-A A4                                 4.830%       08/15/2009                                                       2,775,000
Nissan Auto Receivable Owner Trust
  2002-A A3                                 3.580%       09/15/2005                                                       1,150,000
Nissan Auto Receivable Owner Trust
  2002-A A4                                 4.280%       10/16/2006                                                       1,525,000
Nissan Auto Receivable Owner Trust
  2002-B A4                                 4.600%       09/17/2007                                                       7,100,000
Onyx Acceptance Auto Trust 2002-B A4        4.710%       03/15/2009                                                       4,600,000
Premier Auto Trust 1999-3 A4                6.430%       03/08/2004                                                       3,900,786
Primedia, Inc. 2001-3 A1                    4.550%       12/20/2004                                                       6,900,000

                                              VALUE
SECURITY                                    (NOTE 1A)
----------------------------------------  --------------
BONDS AND NOTES -- 117.3%
ASSET BACKED -- 31.4%
Advanta Mortgage Loan Trust 1997-4 M1     $    3,498,562
Advanta Mortgage Loan Trust 1999-3 A4          2,474,694
Americredit Auto Receivable Trust
  2001-D A4                                    8,785,143
Americredit Auto Receivable Trust
  2002-1 B                                     1,121,536
ANRC Auto Owner Trust 1999-A A4               31,655,997
Bank One Issuance Trust 2002-A2                4,947,003
Capital Auto Receivable Asset Trust
  2002-1 A2(a)                                13,897,688
Capital One Master Trust 2001-7 A             11,832,820
Centex Home Equity 2000-C A4                   2,445,652
Centex Home Equity 2001-B A1                   6,457,794
Centex Home Equity 2002-A AV(a)                8,769,766
Chase Manhattan Auto Owner Trust
  2001-B A4                                    5,202,101
Citibank Credit Card Issuance Trust
  2000-A2 A2(a)                                4,449,600
Citibank Credit Card Issuance Trust
  2000-C1                                      3,494,486
Citibank Credit Card Issuance Trust
  2001-A6                                      7,770,939
Citibank Credit Card Issuance Trust
  2001-A8                                      3,038,249
Citibank Credit Card Issuance Trust
  2001-C3                                      2,068,605
Citibank Credit Card Master Trust
  1999-5 A                                     2,124,438
Daimler Chrysler Auto Trust 2001-C A3         19,385,117
Daimler Chrysler Auto Trust 2001-D A4          7,442,468
Discover Card Master Trust I 1998-7 A         12,702,337
First USA Credit Card Master Trust
  1997-7 B(a)                                  9,454,926
Fleet Credit Card Master Trust II 2000-A
  C                                           10,325,000
Fleet Credit Card Master Trust II
  2001-C A                                     8,877,963
Ford Credit Auto Owner Trust 2000-G A4         8,652,091
Ford Credit Auto Owner Trust 2000-G B          7,479,235
Ford Credit Auto Owner Trust 2001-D A3        22,967,019
Ford Credit Auto Owner Trust 2002-B A4         3,156,813
MBNA Credit Card Master Trust 1999-K
  C(a)                                        18,002,049
MBNA Credit Card Master Trust 2001-C3          5,150,454
MBNA Credit Card Master Trust 2002-A6(a)       4,655,188
MBNA Master Credit Card Trust 1996-J B         1,802,034
National City Auto Receivable Trust
  2002-A A4                                    2,843,591
Nissan Auto Receivable Owner Trust
  2002-A A3                                    1,162,926
Nissan Auto Receivable Owner Trust
  2002-A A4                                    1,549,414
Nissan Auto Receivable Owner Trust
  2002-B A4                                    7,261,046
Onyx Acceptance Auto Trust 2002-B A4           4,672,513
Premier Auto Trust 1999-3 A4                   3,972,918
Primedia, Inc. 2001-3 A1                       7,016,748

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                              VALUE                                                                        PAR
SECURITY                                   R(NOTE 1A)     MATURITY                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED (CONTINUED)
Residential Asset Mortgage Products,
  Inc. 2002-RS3 AI1(a)                      1.970%       01/25/2022         USD                                           6,335,000
Residential Asset Securities Corp.
  1999-KS1 AI3                              6.110%       05/25/2024                                                       2,638,134
Residential Asset Securities Corp.
  2000-KS5 AI3                              7.040%       04/25/2026                                                      16,975,000
Saxon Asset Securities Trust
  2002-2 AF1(a)                             1.960%       05/25/2017                                                       1,942,000
WFS Financial Owner Trust 2001-C A4         5.180%       03/20/2009                                                       4,225,000
WFS Financial Owner Trust 2002-1 A4A        4.870%       09/20/2009                                                       3,000,000
Total Asset Backed (Cost $326,923,687)
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%
Bear Stearns Mortgage 1998-2 B              6.750%       04/30/2030                                                       3,640,861
Calwest Industrial Trust 2002-CALW A
  144A                                      6.127%       02/15/2017                                                       3,945,000
Prudential Home Mortgage 1993-B 3B
  144A(a)                                   7.575%       04/28/2023                                                       2,804,597
Total Collateralized Mortgage Obligations (Cost $10,483,514)
CONVERTIBLE CORPORATE BONDS -- 0.0%
Tenet Healthcare Corp.                      6.000%       12/01/2005                                                         250,000
Total Convertible Corporate Bonds (Cost $230,854)
CORPORATE -- 30.2%
BANKING -- 6.2%
BankBoston NA                               6.375%       03/25/2008                                                         805,000
BankBoston NA                               6.375%       04/15/2008                                                       3,525,000
BB&T Corp.(a)                               6.375%       06/30/2005                                                       2,275,000
BB&T Corp.                                  6.500%       08/01/2011                                                          25,000
FleetBoston Corp.                           6.500%       03/15/2008                                                       2,950,000
GS Escrow Corp. 144A Senior Notes           7.000%       08/01/2003                                                       4,875,000
GS Escrow Corp. 144A Senior Notes           7.125%       08/01/2005                                                       7,855,000
National City Bank                          6.200%       12/15/2011                                                       2,300,000
National City Corp.                         6.875%       05/15/2019                                                       1,025,000
Union Planters Corp.                        7.750%       03/01/2011                                                       1,900,000
Wachovia Corp.                              4.950%       11/01/2006                                                      10,075,000
Wells Fargo & Co.                           4.250%       08/15/2003                                                      15,000,000
Wells Fargo & Co. Senior Notes              5.125%       02/15/2007                                                       9,975,000
BASIC INDUSTRY -- 1.7%
Crompton Corp. Senior Notes                 8.500%       03/15/2005                                                       1,505,000
CSC Holdings, Inc.                          7.875%       12/15/2007                                                       1,350,000
CSC Holdings, Inc. Senior Notes             8.125%       07/15/2009                                                         920,000
Dial Corp.                                  7.000%       08/15/2006                                                       1,425,000
International Paper Co.                     6.750%       09/01/2011                                                       1,850,000
Occidental Petroleum Senior Notes           7.375%       11/15/2008                                                       1,800,000
Pinnacle Partners 144A Senior Notes         8.830%       08/15/2004                                                       3,725,000
Republic Services, Inc.                     7.125%       05/15/2009                                                       5,375,000

                                              VALUE
SECURITY                                    (NOTE 1A)
----------------------------------------  --------------
ASSET BACKED (CONTINUED)
Residential Asset Mortgage Products,
  Inc. 2002-RS3 AI1(a)                    $    6,314,094
Residential Asset Securities Corp.
  1999-KS1 AI3                                 2,642,857
Residential Asset Securities Corp.
  2000-KS5 AI3                                17,373,142
Saxon Asset Securities Trust
  2002-2 AF1(a)                                1,961,420
WFS Financial Owner Trust 2001-C A4            4,369,577
WFS Financial Owner Trust 2002-1 A4A           3,078,948
                                          --------------
Total Asset Backed (Cost $326,923,687)       328,306,961
                                          --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1
Bear Stearns Mortgage 1998-2 B                 3,738,141
Calwest Industrial Trust 2002-CALW A
  144A                                         4,048,556
Prudential Home Mortgage 1993-B 3B
  144A(a)                                      2,804,597
                                          --------------
Total Collateralized Mortgage Obligation      10,591,294
                                          --------------
CONVERTIBLE CORPORATE BONDS -- 0.0%
Tenet Healthcare Corp.                           247,500
                                          --------------
Total Convertible Corporate Bonds (Cost          247,500
                                          --------------
CORPORATE -- 30.2%
BANKING -- 6.2%
BankBoston NA                                    835,583
BankBoston NA                                  3,652,958
BB&T Corp.(a)                                  2,407,314
BB&T Corp.                                        25,966
FleetBoston Corp.                              3,085,397
GS Escrow Corp. 144A Senior Notes              5,039,453
GS Escrow Corp. 144A Senior Notes              8,338,915
National City Bank                             2,343,700
National City Corp.                            1,025,205
Union Planters Corp.                           2,085,440
Wachovia Corp.                                10,215,267
Wells Fargo & Co.                             15,308,001
Wells Fargo & Co. Senior Notes                10,107,203
                                          --------------
                                              64,470,402
                                          --------------
BASIC INDUSTRY -- 1.7%
Crompton Corp. Senior Notes                    1,556,057
CSC Holdings, Inc.                             1,093,500
CSC Holdings, Inc. Senior Notes                  745,200
Dial Corp.                                     1,468,853
International Paper Co.                        1,929,027
Occidental Petroleum Senior Notes              1,965,092
Pinnacle Partners 144A Senior Notes            3,661,005
Republic Services, Inc.                        5,627,072
                                          --------------
                                              18,045,806
                                          --------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                              VALUE                                                                        PAR
SECURITY                                   R(NOTE 1A)     MATURITY                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS -- 1.7%
Allied Waste Industries 144A Notes          7.625%       01/01/2006         USD                                           5,200,000
American Standard, Inc.                     7.375%       02/01/2008                                                         500,000
CRH America, Inc.                           6.950%       03/15/2012                                                         950,000
Lockheed Martin                             7.250%       05/15/2006                                                       1,600,000
Northrop Grumman Corp.                      7.750%       02/15/2031                                                       2,360,000
NVR Inc. Senior Notes                       8.000%       06/01/2005                                                         760,000
Raytheon Co.                                8.200%       03/01/2006                                                       4,785,000
Stone Container Corp. 144A Senior Notes     8.375%       07/01/2012                                                         369,000
COMMUNICATIONS -- 1.0%
AOL Time Warner, Inc.                       7.625%       04/15/2031                                                       3,670,000
AOL Time Warner, Inc.                       7.700%       05/01/2032                                                       3,125,000
AOL Time Warner, Inc.                       8.110%       08/15/2006                                                       2,725,000
Bell South Corp.                            6.875%       10/15/2031                                                       1,010,000
Comcast Cable Communication Senior Notes
  NCL                                       6.750%       01/30/2011                                                       1,472,000
CONSUMER CYCLICAL -- 2.3%
AT&T Corp.-Liberty Media Group              8.250%       02/01/2030                                                       2,990,000
Cox Communications, Inc.                    7.750%       11/01/2010                                                       2,975,000
ERAC USA Finance Company 144A               8.250%       05/01/2005                                                       1,950,000
International Flavors & Fragrance           6.450%       05/15/2006                                                         800,000
Lear Corp.                                  7.960%       05/15/2005                                                       1,400,000
Mohegan Tribal Gaming Authority Senior
  Sub Notes                                 8.125%       01/01/2006                                                       1,200,000
News America Inc. Deb Notes 144A            7.625%       11/30/2028                                                       5,275,000
TCI Communications, Inc.                    7.875%       02/15/2026                                                         825,000
Univision Communications, Inc.              7.850%       07/15/2011                                                       2,075,000
Viacom, Inc.                                7.700%       07/30/2010                                                       1,875,000
Westinghouse Credit Corp. Deb. Notes        8.875%       06/14/2014                                                       2,875,000
CONSUMER NONCYCLICAL -- 3.5%
Amerisourcebergen Corp. Senior Notes        8.125%       09/01/2008                                                         950,000
Aramark Services, Inc.                      7.000%       07/15/2006                                                       5,900,000
Aramark Services, Inc.                      7.000%       05/01/2007                                                       2,825,000
Fred Meyer, Inc.                            7.450%       03/01/2008                                                       2,975,000
HCA - The Healthcare Co. Senior Notes       7.875%       02/01/2011                                                       3,600,000
Healthsouth Corp. 144A                      7.625%       06/01/2012                                                       2,500,000
HJ Heinz Finance Co. 144A                   6.750%       03/15/2032                                                       2,575,000
Quest Diagnostics, Inc.                     6.750%       07/12/2006                                                         795,000
Quest Diagnostics, Inc.                     7.500%       07/12/2011                                                       1,990,000
Safeway, Inc. Senior Notes                  6.850%       09/15/2004                                                         900,000
Tricon Global Restaurant, Inc. Senior
  Notes                                     8.875%       04/15/2011                                                       2,625,000
Weyerhaeuser Co. 144A                       6.125%       03/15/2007                                                       4,725,000
Weyerhaeuser Co. 144A                       7.375%       03/15/2032                                                       2,465,000

                                              VALUE
SECURITY                                    (NOTE 1A)
----------------------------------------  --------------
CAPITAL GOODS -- 1.7%
Allied Waste Industries 144A Notes        $    5,031,000
American Standard, Inc.                          505,000
CRH America, Inc.                                993,360
Lockheed Martin                                1,724,436
Northrop Grumman Corp.                         2,543,072
NVR Inc. Senior Notes                            767,600
Raytheon Co.                                   5,242,433
Stone Container Corp. 144A Senior Notes          370,845
                                          --------------
                                              17,177,746
                                          --------------
COMMUNICATIONS -- 1.0%
AOL Time Warner, Inc.                          3,113,261
AOL Time Warner, Inc.                          2,670,938
AOL Time Warner, Inc.                          2,725,000
Bell South Corp.                                 991,517
Comcast Cable Communication Senior Notes
  NCL                                          1,295,213
                                          --------------
                                              10,795,929
                                          --------------
CONSUMER CYCLICAL -- 2.3%
AT&T Corp.-Liberty Media Group                 2,742,129
Cox Communications, Inc.                       2,797,690
ERAC USA Finance Company 144A                  2,113,899
International Flavors & Fragrance                828,051
Lear Corp.                                     1,424,500
Mohegan Tribal Gaming Authority Senior
  Sub Notes                                    1,224,000
News America Inc. Deb Notes 144A               4,910,498
TCI Communications, Inc.                         715,193
Univision Communications, Inc.                 2,175,701
Viacom, Inc.                                   2,030,250
Westinghouse Credit Corp. Deb. Notes           3,288,425
                                          --------------
                                              24,250,336
                                          --------------
CONSUMER NONCYCLICAL -- 3.5%
Amerisourcebergen Corp. Senior Notes             978,500
Aramark Services, Inc.                         6,036,492
Aramark Services, Inc.                         2,895,176
Fred Meyer, Inc.                               3,237,422
HCA - The Healthcare Co. Senior Notes          3,830,801
Healthsouth Corp. 144A                         2,462,682
HJ Heinz Finance Co. 144A                      2,564,185
Quest Diagnostics, Inc.                          834,791
Quest Diagnostics, Inc.                        2,152,150
Safeway, Inc. Senior Notes                       952,497
Tricon Global Restaurant, Inc. Senior
  Notes                                        2,782,500
Weyerhaeuser Co. 144A                          4,843,397
Weyerhaeuser Co. 144A                          2,501,661
                                          --------------
                                              36,072,254
                                          --------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                              VALUE                                                                        PAR
SECURITY                                   R(NOTE 1A)     MATURITY                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
ELECTRIC -- 1.1%
DTE Energy Co. Senior Notes                 6.650%       04/15/2009         USD                                           3,175,000
Niagara Mohawk Power                        5.875%       09/01/2002                                                       7,300,000
Niagara Mohawk Power                        7.625%       10/01/2005                                                         593,536
ENERGY -- 2.6%
Amerada Hess Corp.                          7.300%       08/15/2031                                                       2,690,000
Coastal Corp.                               6.200%       05/15/2004                                                       3,734,000
Conoco Funding Co.                          5.450%       10/15/2006                                                       1,230,000
Devon Energy Corp.                          7.950%       04/15/2032                                                       1,600,000
Phillips Petroleum Co.                      8.500%       05/25/2005                                                       2,350,000
Progress Energy, Inc. Senior Notes          6.750%       03/01/2006                                                       2,145,000
Valero Energy Corp.                         6.125%       04/15/2007                                                       1,050,000
Valero Energy Corp.                         7.500%       04/15/2032                                                       1,700,000
Waste Management, Inc.                      6.875%       05/15/2009                                                       7,025,000
Waste Management, Inc.                      7.375%       05/15/2029                                                          50,000
Waste Management, Inc. Senior Notes         7.375%       08/01/2010                                                       2,910,000
FINANCIAL -- 7.9%
Allstate Corp. Senior Notes                 7.875%       05/01/2005                                                       4,275,000
Archstone-Smith Trust REIT                  6.500%       02/15/2012                                                       2,475,000
Avalonbay Communities REIT                  7.500%       12/15/2010                                                       2,600,000
Boeing Capital Corp. MTN                    4.290%       06/20/2005                                                       3,700,000
CarrAmerica Realty Corp. Senior Notes       7.125%       01/15/2012                                                         915,000
Caterpillar Finance Services Corp. MTN      4.690%       04/25/2005                                                       3,100,000
CIT Group, Inc. Senior Notes                7.375%       04/02/2007                                                       1,000,000
Citigroup, Inc.                             6.750%       12/01/2005                                                       4,875,000
Duke Realty Investments REIT                7.375%       09/22/2005                                                       2,114,000
Duke Realty Investments REIT Senior
  Notes                                     6.950%       03/15/2011                                                          25,000
EOP Operating LP                            7.750%       11/15/2007                                                       2,525,000
Equity Office Properties Trust Senior
  Notes REIT                                6.625%       02/15/2005                                                         950,000
Ford Motor Credit Co.                       7.600%       08/01/2005                                                       6,185,000
Ford Motor Credit Co. Senior Notes          6.875%       02/01/2006                                                       3,300,000
General Electric Capital Corp.              6.000%       06/15/2012                                                       3,825,000
General Motors Acceptance Corp.             6.850%       06/17/2004                                                       5,050,000
General Motors Acceptance Corp.             7.500%       07/15/2005                                                       1,760,000
Goldman Sachs Group, Inc.                   7.625%       08/17/2005                                                       1,100,000
Household Finance Corp.                     7.000%       05/15/2012                                                         850,000
Household Finance Corp.                     8.000%       05/09/2005                                                       2,410,000
International Lease Finance Corp.           5.120%       06/01/2005                                                       2,700,000
International Lease Finance Corp.           5.625%       06/01/2007                                                       2,500,000
Jefferies Group, Inc. Senior Notes          7.750%       03/15/2012                                                       2,200,000
La Quinta Corp. REIT                        7.820%       09/10/2026                                                       1,125,000
Merrill Lynch & Co.                         5.350%       06/15/2004                                                      12,300,000
Morgan Stanley Dean Witter                  5.800%       04/01/2007                                                       5,300,000

                                              VALUE
SECURITY                                    (NOTE 1A)
----------------------------------------  --------------
ELECTRIC -- 1.1%
DTE Energy Co. Senior Notes               $    3,318,167
Niagara Mohawk Power                           7,326,918
Niagara Mohawk Power                             636,330
                                          --------------
                                              11,281,415
                                          --------------
ENERGY -- 2.6%
Amerada Hess Corp.                             2,755,194
Coastal Corp.                                  3,698,116
Conoco Funding Co.                             1,260,049
Devon Energy Corp.                             1,722,945
Phillips Petroleum Co.                         2,626,401
Progress Energy, Inc. Senior Notes             2,255,076
Valero Energy Corp.                            1,078,498
Valero Energy Corp.                            1,679,568
Waste Management, Inc.                         7,078,737
Waste Management, Inc.                            48,315
Waste Management, Inc. Senior Notes            3,023,068
                                          --------------
                                              27,225,967
                                          --------------
FINANCIAL -- 7.9%
Allstate Corp. Senior Notes                    4,692,978
Archstone-Smith Trust REIT                     2,474,419
Avalonbay Communities REIT                     2,773,490
Boeing Capital Corp. MTN                       3,716,334
CarrAmerica Realty Corp. Senior Notes            941,262
Caterpillar Finance Services Corp. MTN         3,135,333
CIT Group, Inc. Senior Notes                   1,005,000
Citigroup, Inc.                                5,221,210
Duke Realty Investments REIT                   2,236,904
Duke Realty Investments REIT Senior
  Notes                                           25,799
EOP Operating LP                               2,769,925
Equity Office Properties Trust Senior
  Notes REIT                                     996,218
Ford Motor Credit Co.                          6,480,109
Ford Motor Credit Co. Senior Notes             3,372,393
General Electric Capital Corp.                 3,807,185
General Motors Acceptance Corp.                5,289,401
General Motors Acceptance Corp.                1,878,298
Goldman Sachs Group, Inc.                      1,200,472
Household Finance Corp.                          845,665
Household Finance Corp.                        2,597,595
International Lease Finance Corp.              2,737,891
International Lease Finance Corp.              2,531,350
Jefferies Group, Inc. Senior Notes             2,218,700
La Quinta Corp. REIT                           1,125,000
Merrill Lynch & Co.                           12,715,444
Morgan Stanley Dean Witter                     5,427,251
                                          --------------
                                              82,215,626
                                          --------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                              VALUE                                                                        PAR
SECURITY                                   R(NOTE 1A)     MATURITY                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC UTILITY -- 0.8%
AES Corp.                                   8.750%       12/15/2002         USD                                             125,000
AES Corp. Senior Notes                      8.875%       02/15/2011                                                       1,200,000
Consolidated Natural Gas Co. Senior
  Notes                                     5.375%       11/01/2006                                                         200,000
NiSource Finance Corp.                      7.625%       11/15/2005                                                       7,550,000
TECHNOLOGY -- 0.1%
L-3 Communcations Corp. 144A Senior Sub
  Notes                                     7.625%       06/15/2012                                                         700,000
TRANSPORTATION -- 1.3%
CSX Corp.                                   6.250%       10/15/2008                                                       5,975,000
Norfolk Southern Corp.                      8.375%       05/15/2005                                                       2,900,000
Norfolk Southern Corp.                      6.750%       02/15/2011                                                       2,500,000
Norfolk Southern Corp. Senior Note          6.200%       04/15/2009                                                       1,400,000
Total Corporate (Cost $311,046,813)
YANKEE BONDS -- 6.3%
Abbey National PLC                          7.350%       10/29/2049                                                       5,000,000
Abbey National PLC                          7.950%       10/26/2029                                                       1,483,000
Abitibi-Consolidated, Inc.                  8.300%       08/01/2005                                                       2,250,000
Amvescap Senior Notes 144A                  6.600%       05/15/2005                                                       7,600,000
Banque Centrale de Tunisie                  7.375%       04/25/2012                                                       2,280,000
British Sky Broadcasting                    8.200%       07/15/2009                                                       2,410,000
British Telecommunications PLC              7.875%       12/15/2005                                                       1,350,000
Carnival Corp.                              6.650%       01/15/2028                                                       2,800,000
Cominco Ltd. Notes                          6.875%       02/15/2006                                                       2,725,000
Domtar, Inc.                                8.750%       08/01/2006                                                       1,215,000
Donohue Forest Products                     7.625%       05/15/2007                                                       2,575,000
Inco Ltd.                                   7.750%       05/15/2012                                                       1,155,000
Permanent Financing PLC Series 2A           4.200%       06/10/2007                                                       9,580,000
Petronas Capital Ltd. 144A                  7.875%       05/22/2022                                                       1,100,000
Province of Quebec                          6.125%       01/22/2011                                                       2,755,000
Republic of South Africa                    7.375%       04/25/2012                                                         925,000
Royal Bank of Scotland                      9.118%       03/31/2049                                                       4,350,000
Royal Caribbean Cruises Senior Notes        8.750%       02/02/2011                                                       2,350,000
Russian Federation                          5.000%       03/31/2030                                                         800,000
Tembec Industries, Inc.                     8.500%       02/01/2011                                                       1,000,000
United Mexican States                       7.500%       01/14/2012                                                       1,050,000
United Mexican States                       8.375%       01/14/2011                                                       7,420,000
Total Yankee Bonds (Cost $64,153,520)
NON-AGENCY -- 2.9%
PASS THRU SECURITIES -- 2.9%
DLJ Commercial Mortgage Corp.
  1998-CF2 A1A                              5.880%       11/12/2031                                                       4,678,582
First Chicago/Lennar Trust
  1997-CHL1-D(a)                            8.126%       04/29/2039                                                       8,625,000

                                              VALUE
SECURITY                                    (NOTE 1A)
----------------------------------------  --------------
PUBLIC UTILITY -- 0.8%
AES Corp.                                 $      116,250
AES Corp. Senior Notes                           726,000
Consolidated Natural Gas Co. Senior
  Notes                                          201,216
NiSource Finance Corp.                         7,657,319
                                          --------------
                                               8,700,785
                                          --------------
TECHNOLOGY -- 0.1%
L-3 Communcations Corp. 144A Senior Sub
  Notes                                          703,500
                                          --------------
TRANSPORTATION -- 1.3%
CSX Corp.                                      6,197,396
Norfolk Southern Corp.                         3,140,400
Norfolk Southern Corp.                         2,622,452
Norfolk Southern Corp. Senior Note             1,443,308
                                          --------------
                                              13,403,556
                                          --------------
Total Corporate (Cost $311,046,813)          314,343,322
                                          --------------
YANKEE BONDS -- 6.3%
Abbey National PLC                             5,319,318
Abbey National PLC                             1,648,948
Abitibi-Consolidated, Inc.                     2,309,940
Amvescap Senior Notes 144A                     8,017,264
Banque Centrale de Tunisie                     2,200,200
British Sky Broadcasting                       2,369,512
British Telecommunications PLC                 1,449,015
Carnival Corp.                                 2,398,760
Cominco Ltd. Notes                             2,683,008
Domtar, Inc.                                   1,342,952
Donohue Forest Products                        2,607,188
Inco Ltd.                                      1,217,336
Permanent Financing PLC Series 2A              9,653,574
Petronas Capital Ltd. 144A                     1,101,280
Province of Quebec                             2,893,161
Republic of South Africa                         915,750
Royal Bank of Scotland                         5,100,794
Royal Caribbean Cruises Senior Notes           2,209,000
Russian Federation                               556,000
Tembec Industries, Inc.                        1,030,000
United Mexican States                          1,021,125
United Mexican States                          7,698,250
                                          --------------
Total Yankee Bonds (Cost $64,153,520)         65,742,375
                                          --------------
NON-AGENCY -- 2.9%
PASS THRU SECURITIES -- 2.9%
DLJ Commercial Mortgage Corp.
  1998-CF2 A1A                                 4,860,084
First Chicago/Lennar Trust
  1997-CHL1-D(a)                               8,131,762

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                              VALUE                                                                        PAR
SECURITY                                   R(NOTE 1A)     MATURITY                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
PASS THRU SECURITIES (CONTINUED)
JP Morgan Commercial Mortgage Finance
  Corp. 1997-C5 A3                          7.088%       09/15/2029         USD                                           1,300,000
LB Commercial Conduit Mortgage Trust
  1999-C1 A1                                6.410%       06/15/2031                                                       1,728,117
LB-UBS Commercial Mortgage Trust
  2002-C1 A1                                5.401%       03/15/2026                                                       3,025,118
Morgan Stanley Capital 1998-HF1 E(a)        7.572%       03/15/2030                                                       5,800,000
Morgan Stanley Dean Witter Capital I
  2001-IQA A1                               4.570%       12/18/2032                                                       4,610,554
Total Non-Agency (Cost $29,851,230)
U.S. GOVERNMENT AGENCY -- 30.3%
PASS THRU SECURITIES -- 30.3%
FHLMC                                       7.000% 11/01/2031 - 12/01/2031                                                3,181,469
FHLMC Gold                                  6.500%       05/01/2011                                                       2,594,780
FHLMC Gold (TBA)#                           7.000%       07/01/2032                                                      21,525,000
FNMA                                        6.000%       06/01/2003                                                          29,394
FNMA                                        6.500% 06/01/2029 - 10/01/2031                                                3,462,174
FNMA                                        7.000% 05/01/2031 - 06/01/2032                                               40,991,131
FNMA                                        7.500%       11/01/2029                                                           7,630
FNMA                                        8.500%       06/01/2012                                                         175,187
FNMA (TBA)#                                 6.000% 07/01/2032 - 08/01/2032                                               67,375,000
FNMA (TBA)#                                 6.500%       08/01/2032                                                      97,150,000
FNMA (TBA)#                                 7.000%       08/01/2032                                                      62,655,000
GNMA                                        9.000%       02/15/2021                                                          59,245
GNMA (TBA)#                                 6.500%       07/01/2032                                                      10,600,000
Total U.S. Government Agency (Cost $314,589,032)
U.S. TREASURY OBLIGATIONS -- 12.0%
TREASURY BONDS -- 7.3%
U.S. Treasury Bond+                         5.375%       02/15/2031                                                      21,520,000
U.S. Treasury Bond                          6.250%       05/15/2030                                                      50,790,000
TREASURY NOTES -- 4.7%
U.S. Treasury Inflation Index Note(a)       3.375%       01/15/2007                                                      40,202,428
U.S. Treasury Note                          2.750%       09/30/2003                                                       4,950,000
U.S. Treasury Note                          6.750%       05/15/2005                                                       2,215,000
Total U.S. Treasury Obligations (Cost $124,623,418)
FOREIGN DENOMINATED -- 3.2%
DENMARK -- 0.3%
Denmark Realkredit                          5.000%       10/01/2019         DKK                                          24,262,669

                                              VALUE
SECURITY                                    (NOTE 1A)
----------------------------------------  --------------
PASS THRU SECURITIES (CONTINUED)
JP Morgan Commercial Mortgage Finance
  Corp. 1997-C5 A3                        $    1,409,677
LB Commercial Conduit Mortgage Trust
  1999-C1 A1                                   1,822,419
LB-UBS Commercial Mortgage Trust
  2002-C1 A1                                   3,121,780
Morgan Stanley Capital 1998-HF1 E(a)           6,168,300
Morgan Stanley Dean Witter Capital I
  2001-IQA A1                                  4,649,099
                                          --------------
Total Non-Agency (Cost $29,851,230)           30,163,121
                                          --------------
U.S. GOVERNMENT AGENCY -- 30.3%
PASS THRU SECURITIES -- 30.3%
FHLMC                                          3,298,515
FHLMC Gold                                     2,711,140
FHLMC Gold (TBA)#                             22,291,936
FNMA                                              30,087
FNMA                                           3,536,058
FNMA                                          42,499,195
FNMA                                               8,016
FNMA                                             185,814
FNMA (TBA)#                                   67,039,219
FNMA (TBA)#                                   98,607,250
FNMA (TBA)#                                   64,691,288
GNMA                                              64,851
GNMA (TBA)#                                   10,812,000
                                          --------------
Total U.S. Government Agency (Cost $314,     315,775,369
                                          --------------
U.S. TREASURY OBLIGATIONS -- 12.0%
TREASURY BONDS -- 7.3%
U.S. Treasury Bond+                           21,072,599
U.S. Treasury Bond                            55,017,760
                                          --------------
                                              76,090,359
                                          --------------
TREASURY NOTES -- 4.7%
U.S. Treasury Inflation Index Note(a)         41,816,555
U.S. Treasury Note                             4,980,888
U.S. Treasury Note                             2,417,451
                                          --------------
                                              49,214,894
                                          --------------
Total U.S. Treasury Obligations (Cost $1     125,305,253
                                          --------------
FOREIGN DENOMINATED -- 3.2%
DENMARK -- 0.3%
Denmark Realkredit                             3,079,316
                                          --------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                              VALUE                                                                        PAR
SECURITY                                   R(NOTE 1A)     MATURITY                                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
EURO -- 2.9%
Bundes Obligation Series 136                5.000%       08/19/2005         EUR                                           8,375,000
Deutschland Republic                        4.125%       07/04/2008                                                       1,485,000
Deutschland Republic                        5.000%       07/04/2011                                                       1,940,000
Deutschland Republic                        5.250%       07/04/2010                                                       1,280,000
Deutschland Republic                        5.250%       01/04/2011                                                      10,995,000
Deutschland Republic                        5.625%       01/04/2028                                                       5,222,205
Kingdom of Belgium                          5.750%       09/28/2010                                                         375,000
Total Foreign Denominated (Cost $29,439,987)
TOTAL BONDS AND NOTES (COST $1,211,342,055)

                                              VALUE
SECURITY                                    (NOTE 1A)
----------------------------------------  --------------
EURO -- 2.9%
Bundes Obligation Series 136              $    8,472,257
Deutschland Republic                           1,431,312
Deutschland Republic                           1,935,998
Deutschland Republic                           1,298,670
Deutschland Republic                          11,145,564
Deutschland Republic                           5,389,976
Kingdom of Belgium                               389,426
                                          --------------
                                              30,063,203
                                          --------------
Total Foreign Denominated (Cost $29,439,      33,142,519
                                          --------------
TOTAL BONDS AND NOTES (COST $1,211,342,0   1,223,617,714
                                          --------------

                                                                                                                         SHARES
                                                                                                                      -------------
EQUITIES -- 0.0%
COMMON STOCKS -- 0.0%
GH Water Supply Holdings Ltd. 144A
  (Hong Kong)*                                                                                                               87,018
Guangdong Alliance Ltd. 144A (Hong
  Kong)*                                                                                                                    228,997
HK Property Co. (Hong Kong)*                                                                                                228,997
TOTAL EQUITIES (COST $0)
PREFERRED STOCKS -- 0.8%
CONVERTIBLE PREFERRED STOCKS -- 0.3%
Equity Office Properties Trust 144A CVT Pfd REIT                            USD                                              50,600
Ford Motor Co. Capital Trust II 6.50% CVT Pfd                                                                                10,500
Total Convertible Preferred Stocks (Cost $3,038,200)
NON-CONVERTIBLE PREFERRED STOCKS -- 0.5%
Golden State Bancorp 9.125% Pfd                                                                                             219,000
Total Non-Convertible Preferred Stocks (Cost $5,475,840)
TOTAL PREFERRED STOCKS (COST $8,514,040)

EQUITIES -- 0.0%
COMMON STOCKS -- 0.0%
GH Water Supply Holdings Ltd. 144A
  (Hong Kong)*                                         0
Guangdong Alliance Ltd. 144A (Hong
  Kong)*                                               0
HK Property Co. (Hong Kong)*                           0
                                          --------------
TOTAL EQUITIES (COST $0)                               0
                                          --------------
PREFERRED STOCKS -- 0.8%
CONVERTIBLE PREFERRED STOCKS -- 0.3%
Equity Office Properties Trust 144A CVT        2,289,650
Ford Motor Co. Capital Trust II 6.50% CV         590,625
                                          --------------
Total Convertible Preferred Stocks (Cost       2,880,275
                                          --------------
NON-CONVERTIBLE PREFERRED STOCKS -- 0.5%
Golden State Bancorp 9.125% Pfd                5,718,090
                                          --------------
Total Non-Convertible Preferred Stocks (       5,718,090
                                          --------------
TOTAL PREFERRED STOCKS (COST $8,514,040)       8,598,365
                                          --------------

                                                                      CONTRACT
                                                                        SIZE
                                                                    -------------
PURCHASED OPTIONS -- 0.3%
12 Month LIBOR Call, Strike Price 4.07,
  09/25/2002 (USD)                                                        450,000         660,203
6 Month 30 Yr PYR IRS Put, 6.43%, 12/09/2002
  (USD)                                                                    63,400         127,885
6 Month 30 Yr PYR IRS Put, 6.45%, 01/09/2003
  (USD)                                                                    63,400         148,771
Floor 3 month LIBOR, Strike Price 4.00,
  05/29/2003 (USD)                                                      1,130,000       1,493,230
JPY Put/USD Call, Strike Price 150.00,
  02/02/2004 (USD)                                                     38,880,000          19,440
USD Put/EUR Call, Strike Price 0.93,
  10/31/2002 (USD)                                                     10,910,000         705,593
USD Put/EUR Call, Strike Price 0.98,
  07/25/2002 (USD)                                                      9,800,000         190,120

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      CONTRACT         VALUE
SECURITY                                                                SIZE         (NOTE 1A)
-------------------------------------------------------------------------------------------------
USD Put/EUR Call, Strike Price 0.99,
  7/31/2002 (USD)                                                       9,800,000  $       33,810
UST 5.38% Call, Strike Price 107.95,
  10/31/2002 (USD)                                                        122,750          23,975
                                                                                   --------------
TOTAL PURCHASED OPTIONS (COST $2,800,477)                                               3,403,027
                                                                                   --------------

                                                                         PAR
                                                RATE     MATURITY       VALUE
                                               -------  ----------  -------------
SHORT-TERM INVESTMENTS -- 2.5%
U.S. GOVERNMENT AGENCY -- 2.5%
FNMA Discount Note=/=                            1.700% 07/22/2002    $ 4,185,000       4,180,435
FNMA Discount Note=/=                            1.702% 07/10/2002      1,930,000       1,928,998
FNMA Discount Note=/=                            1.743% 08/14/2002     20,000,000      19,960,000
                                                                                   --------------
                                                                                       26,069,433
                                                                                   --------------
TOTAL SHORT-TERM INVESTMENTS (COST $26,065,732)                                        26,069,433
                                                                                   --------------

TOTAL INVESTMENTS -- 120.9% (COST
 $1,248,722,304)                          $1,261,688,539
OTHER ASSETS, LESS LIABILITIES --
(20.9%)                                    (218,389,347)
                                          -------------
NET ASSETS -- 100.0%                      $1,043,299,192
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT - Convertible
DKK - Danish Krone
EUR - Euro
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
JPY - Japanese Yen
MTN - Medium Term Notes
NCL - Non-callable
REIT - Real Estate Investment Trust
TBA - To Be Announced
USD - United States Dollar

(a)  Variable Rate Security; rate indicated is as of 6/30/02.
#    All or a portion of these securities are delayed delivery contracts (Note
     6).
+    Denotes all or part of security pledged as collateral.
*    Non-income producing security.
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $1,248,722,304)                                                   $1,261,688,539
  Cash                                                                       187,777
  Receivable for investments sold                                        254,265,847
  Interest and dividends receivable                                       10,956,210
  Receivable for variation margin on open financial
    futures contracts (Note 5)                                                67,126
  Prepaid expenses                                                            25,481
                                                                      --------------
    Total assets                                                       1,527,190,980
LIABILITIES
  Payable for investments purchased                     $273,750,380
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                            1,569,981
  Payable for delayed delivery transactions (Note 6)     207,196,021
  Options written, at value (Note 5) (premiums
    received, $1,293,321)                                  1,288,653
  Accrued accounting and custody fees                         26,750
  Accrued trustees' fees and expenses (Note 2)                13,511
  Accrued expenses and other liabilities                      46,492
                                                         -----------
    Total liabilities                                                    483,891,788
                                                                      --------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                          $1,043,299,192
                                                                      ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (net of foreign withholding taxes of
    $2,623)                                                          $34,387,557
  Dividend income                                                        388,480
                                                                     -----------
    Total income                                                      34,776,037
EXPENSES
  Investment advisory fee (Note 2)                       $2,020,457
  Accounting and custody fees                               198,106
  Trustees' fees and expenses (Note 2)                       50,663
  Legal and audit services                                   35,875
  Insurance expense                                          19,444
  Licensing fees                                              9,917
  Miscellaneous                                                 137
                                                         ----------
    Total expenses                                        2,334,599
Deduct:
  Waiver of investment advisory fee                         (18,968)
                                                         ----------
    Net expenses                                                       2,315,631
                                                                     -----------
      Net investment income                                           32,460,406
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                        972,653
    Financial futures contracts                             215,353
    Written options transactions                             61,800
    Foreign currency transactions and forward foreign
      currency exchange contracts                        (1,871,894)
                                                         ----------
      Net realized loss                                                 (622,088)
  Change in unrealized appreciation (depreciation)
    Investment securities                                14,630,926
    Financial futures contracts                          (5,795,469)
    Written options                                       1,165,332
    Foreign currency and forward foreign currency
      exchange contracts                                 (1,681,268)
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                 8,319,521
                                                                     -----------
    Net realized and unrealized gain                                   7,697,433
                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $40,157,839
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                           JUNE 30, 2002      YEAR ENDED
                                                            (UNAUDITED)    DECEMBER 31, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                   $   32,460,406    $   127,857,302
  Net realized loss                                             (622,088)       (32,235,332)
  Change in net unrealized appreciation (depreciation)         8,319,521         50,139,872
                                                          --------------    ---------------
  Net increase in net assets from investment operations       40,157,839        145,761,842
                                                          --------------    ---------------

CAPITAL TRANSACTIONS
  Contributions                                               42,935,443        278,561,004
  Withdrawals                                               (535,183,436)    (1,154,935,357)
                                                          --------------    ---------------
  Net decrease in net assets from capital transactions      (492,247,993)      (876,374,353)
                                                          --------------    ---------------
TOTAL DECREASE IN NET ASSETS                                (452,090,154)      (730,612,511)
NET ASSETS
  At beginning of period                                   1,495,389,346      2,226,001,857
                                                          --------------    ---------------
  At end of period                                        $1,043,299,192    $ 1,495,389,346
                                                          ==============    ===============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                              YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2002  -----------------------------------------------------------------------
                                           (UNAUDITED)      2001((a))         2000          1999          1998          1997
                                          -------------  ---------------  ------------  ------------  ------------  ------------
TOTAL RETURN+++                                  3.32%++         7.18%          10.23%        (0.69)%        5.27%         9.55%
RATIOS:
  Expenses (to average daily net
    assets)*                                     0.38%+          0.36%           0.35%         0.35%         0.34%         0.36%
  Net Investment Income (to average
    daily net assets)*                           5.32%+          6.37%           7.24%         6.86%         6.56%         6.77%
  Portfolio Turnover                              199%++          329%            233%          159%          148%           89%
  Net Assets, End of Period (000's
    omitted)                               $1,043,299      $1,495,389      $2,226,002    $2,911,705    $3,416,462    $3,325,623

-----------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                       0.38%+         N/A          N/A          N/A          N/A          N/A
  Net investment income                          5.32%+         N/A          N/A          N/A          N/A          N/A

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 6.39% to 6.37%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the underlying Fund adjusted for the difference in expenses as set out in the notes to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At June 30, 2002, there was one fund, Standish Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2002 was approximately 100%.

      The objective of the Portfolio is to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     F. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000. Standish Mellon voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.38% of the Portfolio's average daily net assets. Pursuant to this agreement, for the six months ended June, 30, 2002, Standish Mellon voluntarily waived $18,968 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2002 were as follows:

                                                                    PURCHASES         SALES
                                                                  --------------  --------------
         U.S. Government Securities                               $2,457,161,870  $2,655,341,500
                                                                  ==============  ==============
         Investments (non-U.S.Government Securities)              $  443,610,951  $  760,580,140
                                                                  ==============  ==============

(4)  FEDERAL TAXES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2002, as computed on a federal tax basis, were as follows:

         Aggregate Cost                                                $1,248,796,016
                                                                       ==============
         Gross unrealized appreciation                                     19,606,808
         Gross unrealized depreciation                                     (6,714,285)
                                                                       --------------
         Net unrealized appreciation                                   $   12,892,523
                                                                       ==============

(5)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of the written put options for the six months ended June 30, 2002 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ----------------------------------

                                                                  NUMBER OF CONTRACTS      PREMIUMS
                                                                  -------------------  -----------------
         Outstanding, beginning of period                                       2         $  662,934
         Options written                                                        5          1,360,719
         Options closed                                                        (3)          (755,082)
                                                                      -----------         ----------
         Outstanding, end of period                                             4         $1,268,571
                                                                      ===========         ==========

      At June 30, 2002, the Portfolio held the following written put option contracts:

         SECURITY                                                 CONTRACTS      VALUE
         ---------------------------------------------------------------------------------
         UST 5.38% Put, Strike Price 102.58, 10/31/2002                 1     $  812,260
         UST 6.75% Put, Strike Price 104.68, 01/23/2003                 1        173,750
         Put 6 Month 10 YR PYR IRS Put, 6.46%, 01/09/2003               1         91,680
         Put 6 Month 10 YR PYR IRS Put, 6.44%, 12/09/2002               1         68,980
                                                                              ----------
         Total (premiums received $1,268,571)                                 $1,146,670
                                                                              ==========

      A summary of the written call options for the six months ended June 30, 2002 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      -----------------------------------

                                                                  NUMBER OF CONTRACTS     PREMIUMS
                                                                  -------------------  ---------------
         Outstanding, beginning of period                                       1         $ 29,741
         Options written                                                        1           67,852
         Options closed                                                        (1)         (72,843)
                                                                      -----------         --------
         Outstanding, end of period                                             1         $ 24,750
                                                                      ===========         ========

      At June 30, 2002, the Portfolio held the following written call option contracts:

         SECURITY                                                 CONTRACTS     VALUE
         -------------------------------------------------------------------------------
         12 Month LIBOR Call, Strike Price 2.68, 09/25/2002             1     $141,983
                                                                              --------
         Total (premiums received $24,750)                                    $141,983
                                                                              ========

     INTEREST RATE FLOORS

      Interest rate floors purchased by the Portfolio entitle the Portfolio to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter these transactions primarily for hedging purposes including,

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate floors are "marked-to-market" daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as additions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

      At June 30, 2002, the Portfolio did not hold any open interest rate floor agreements.

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2002, the Portfolio held the following forward foreign currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                              LOCAL PRINCIPAL    CONTRACT         MARKET          AGGREGATE         UNREALIZED
         CONTRACTS TO DELIVER                     AMOUNT        VALUE DATE        VALUE          FACE AMOUNT           LOSS
         ------------------------------------------------------------------------------------------------------------------------
         Danish Krone                             23,960,000    09/18/2002   $      3,179,529  $     3,018,584   $       (160,945)
         Euro                                     30,035,000    09/18/2002         29,639,838       28,230,802         (1,409,036)
                                                                             ----------------  ----------------  ----------------
         TOTAL                                                               $     32,819,367  $    31,249,386   $     (1,569,981)
                                                                             ================  ================  ================

     FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                        STANDISH FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2002, the Portfolio held the following financials futures contracts:

                                                                                   UNDERLYING FACE
         CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED LOSS
         ----------------------------------------------------------------------------------------------------------
         U.S. 10 Year Note (948 Contracts)                Short       9/30/2002     $101,658,193      $(1,548,522)

(6)  DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitement was entered into.

      See the Schedule of Investments for outstanding delayed delivery transactions.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of June 30, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              22          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision
Waltham, MA 02154                                                     Resources, Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               22               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         22               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               22               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               22               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 22               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               22               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           22               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               22               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           22               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         22               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          22               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Financial Center,                                                 Mellon Financial
Boston MA 02111                                                       Corp.
8/17/60

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $14,568,128)                                                    $15,378,339
  Cash                                                                3,584,197
  Receivable for investments sold                                       196,805
  Interest and dividends receivable                                     391,218
  Receivable for variation margin on open financial
    futures contracts (Note 6)                                              937
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 6)                                         255,086
  Prepaid expenses                                                       14,232
                                                                    -----------
    Total assets                                                     19,820,814
LIABILITIES
  Payable for investments purchased                      $2,037,268
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 6)                            138,017
  Options written, at value (Note 6) (premiums
    received, $19,834)                                      20,767
  Accrued accounting, custody and transfer agent fees       10,511
  Accrued trustees' fees and expenses (Note 2)                 207
  Accrued expenses and other liabilities                    15,016
                                                         ---------
    Total liabilities                                                 2,221,786
                                                                    -----------
NET ASSETS                                                          $17,599,028
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $18,673,363
  Accumulated net realized loss                                      (2,156,236)
  Undistributed net investment income                                   155,286
  Net unrealized appreciation                                           926,615
                                                                    -----------
TOTAL NET ASSETS                                                    $17,599,028
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                               876,260
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $     20.08
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                    $  679,404
  Dividend income                                                         7,634
                                                                     ----------
    Total investment income                                             687,038
EXPENSES
  Investment advisory fee (Note 2)                       $   58,145
  Accounting, custody, and transfer agent fees               72,633
  Legal and audit services                                   15,092
  Registration fees                                           8,158
  Insurance expense                                           5,643
  Trustees' fees and expenses (Note 2)                        1,882
  Miscellaneous                                               6,251
                                                         ----------
      Total expenses                                        167,804

Deduct:
  Waiver of investment advisory fee (Note 2)                (58,145)
  Reimbursement of Fund operating expenses (Note 2)         (29,707)
                                                         ----------
    Total expense deductions                                (87,852)
                                                         ----------
      Net expenses                                                       79,952
                                                                     ----------
        Net investment income                                           607,086
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                     (1,238,597)
    Financial futures contracts                             (10,409)
    Written options transactions                             64,199
    Foreign currency transactions and forward foreign
      currency exchange contracts                            10,797
                                                         ----------
      Net realized loss                                              (1,174,010)
  Change in unrealized appreciation (depreciation)
    Investment securities                                 1,973,268
    Financial futures contracts                             (79,203)
    Written options                                          52,995
    Foreign currency and forward foreign currency
      exchange contracts                                    474,350
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                2,421,410
                                                                     ----------
    Net realized and unrealized gain                                  1,247,400
                                                                     ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                           $1,854,486
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2002       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $    607,086       $ 1,771,655
  Net realized loss                                          (1,174,010)       (1,897,427)
  Change in net unrealized appreciation (depreciation)        2,421,410        (2,206,088)
                                                           ------------       -----------
  Net increase (decrease) in net assets from investment
    operations                                                1,854,486        (2,331,860)
                                                           ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1F)
  From net investment income                                         --           (66,100)
                                                           ------------       -----------
  Total distributions to shareholders                                --           (66,100)
                                                           ------------       -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                            6,694,707        10,075,691
  Value of shares issued to shareholders in payment of
    distributions declared                                           --            66,044
  Cost of shares redeemed                                   (31,287,331)       (9,021,068)
                                                           ------------       -----------
  Net increase (decrease) in net assets from Fund share
    transactions                                            (24,592,624)        1,120,667
                                                           ------------       -----------
TOTAL DECREASE IN NET ASSETS                                (22,738,138)       (1,277,293)
NET ASSETS
  At beginning of period                                     40,337,166        41,614,459
                                                           ------------       -----------
  At end of period (including undistributed net
    investment income of $155,286 and distributions in
    excess of net investment income of $451,800,
    respectively)                                          $ 17,599,028       $40,337,166
                                                           ============       ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     FOR THE PERIOD
                                                SIX MONTHS         YEAR ENDED         JUNE 30, 1999
                                                   ENDED          DECEMBER 31,      (COMMENCEMENT OF
                                               JUNE 30, 2002  --------------------   OPERATIONS) TO
                                                (UNAUDITED)    2001(a)     2000     DECEMBER 31, 1999
                                               -------------  ---------  ---------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 17.83      $ 18.87    $ 19.47        $ 20.00
                                                  -------      -------    -------        -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                             0.37(1)      0.73(1)    0.98(1)        0.61(1)
  Net realized and unrealized gain (loss) on
    investments                                      1.88        (1.74)     (1.50)         (0.04)
                                                  -------      -------    -------        -------
Total from investment operations                     2.25        (1.01)     (0.52)          0.57
                                                  -------      -------    -------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                           --        (0.03)     (0.08)         (1.10)
                                                  -------      -------    -------        -------
Total distributions to shareholders                    --        (0.03)     (0.08)         (1.10)
                                                  -------      -------    -------        -------
NET ASSET VALUE, END OF PERIOD                    $ 20.08      $ 17.83    $ 18.87        $ 19.47
                                                  =======      =======    =======        =======
TOTAL RETURN+++                                     12.62%++     (5.31)%    (2.73)%         2.84%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*            0.55%+       0.55%      0.27%          0.00%+
  Net Investment Income (to average daily net
    assets)*                                         4.19%+       3.99%      5.30%          5.93%+
  Portfolio Turnover                                   95%++       205%       216%            91%++
  Net Assets, End of Period (000's omitted)       $17,599      $40,337    $41,614        $23,999

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share                   $  0.32(1)   $  0.68(1)  $  0.86(1)      $  0.51(1)
Ratios (to average daily net assets):
  Expenses                                           1.16%        0.85%      0.90%          1.02%+
  Net investment income                              3.59%        3.69%      4.67%          4.91%+

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.002, increase net realized and unrealized gains and losses per share by $0.002 and decrease the ratio of net investment income to average net assets from 4.00% to 3.99%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             PAR         VALUE
SECURITY                       RATE           MATURITY                                                      VALUE      (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 81.6%
CONVERTIBLE CORPORATE BONDS -- 0.1%
Royal Caribbean Cruises Step
  Up Notes(a)                   0.000%       05/18/2021         USD                                           25,000  $    10,187
                                                                                                                      -----------
Total Convertible Corporate Bonds (Cost $10,918)                                                                           10,187
                                                                                                                      -----------
CORPORATE -- 2.1%
BANKING -- 0.6%
GS Escrow Corp. 144A Senior
  Notes                         7.125%       08/01/2005                                                      100,000      106,161
                                                                                                                      -----------
BASIC INDUSTRY -- 1.0%
CSC Holdings, Inc.              7.875%       12/15/2007                                                       75,000       60,750
Johnsondiversey, Inc. 144A
  Senior Sub Notes              9.625%       05/15/2012                                                      110,000      114,400
                                                                                                                      -----------
                                                                                                                          175,150
                                                                                                                      -----------
CONSUMER CYCLICAL -- 0.4%
Mohegan Tribal Gaming
  Authority Senior Notes        8.375%       07/01/2011                                                       75,000       76,500
                                                                                                                      -----------
TECHNOLOGY -- 0.1%
L-3 Communcations Corp. 144A
  Senior Sub Notes              7.625%       06/15/2012                                                       15,000       15,075
                                                                                                                      -----------
Total Corporate (Cost $375,464)                                                                                           372,886
                                                                                                                      -----------
YANKEE BONDS -- 1.2%
Banque Centrale de Tunisie      7.375%       04/25/2012                                                       25,000       24,125
Dominican Republic 144A         9.500%       09/27/2006                                                       10,000       10,525
Ministry Finance of Russia      3.000%       05/14/2008                                                       60,000       40,650
Petroleos Mexicanos             8.850%       09/15/2007                                                       30,000       32,025
Petronas Capital Ltd. 144A      7.875%       05/22/2022                                                       25,000       25,029
Royal Caribbean Cruises         8.250%       04/01/2005                                                       50,000       47,500
Russian Federation              5.000%       03/31/2030                                                       60,000       41,700
Ukraine Government             10.000%       03/15/2007                                                       13,350       13,031
                                                                                                                      -----------
Total Yankee Bonds (Cost $237,414)                                                                                        234,585
                                                                                                                      -----------
U.S. TREASURY OBLIGATIONS -- 0.6%
TREASURY BONDS -- 0.5%
U.S. Treasury Bond              5.375%       02/15/2031                                                       90,000       88,129
                                                                                                                      -----------
TREASURY NOTES -- 0.1%
U.S. Treasury Note              5.750%       08/15/2010                                                       15,000       16,045
                                                                                                                      -----------
Total U.S. Treasury Obligations (Cost $102,277)                                                                           104,174
                                                                                                                      -----------
FOREIGN DENOMINATED -- 77.6%
CANADA -- 1.7%
Canada Government               4.500%       09/01/2007         CAD                                          295,000      190,975
Canada Government               5.000%       12/01/2003                                                      170,000      114,309
                                                                                                                      -----------
                                                                                                                          305,284
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             PAR         VALUE
SECURITY                       RATE           MATURITY                                                      VALUE      (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
DENMARK -- 1.4%
Denmark Realkredit              5.000%       10/01/2019         DKK                                        1,962,133  $   249,026
                                                                                                                      -----------
EURO -- 55.2%
Ahold Finance USA, Inc.         6.375%       06/08/2005         EUR                                          115,000      117,555
Bank of Ireland Holdings(b)     7.400%       12/29/2049                                                      105,000      111,302
Bundes Obligation Series 136    5.000%       08/19/2005                                                      650,000      657,548
Bundes Obligation Series 139    4.000%       02/16/2007                                                      920,000      892,847
Bundes Obligation Series 94     7.500%       11/11/2004                                                      640,000      682,252
Buoni del Tesoro Poliennali     4.500%       03/01/2007                                                      295,000      291,410
Daimlerchrysler
  International Finance         6.125%       03/21/2006                                                      110,000      111,584
Deutschland Republic            4.125%       07/04/2008                                                      265,000      255,419
Deutschland Republic            4.750%       07/04/2028                                                      805,000      735,530
Deutschland Republic            5.000%       07/04/2011                                                      575,000      573,814
Deutschland Republic            5.250%       07/04/2010                                                      450,000      456,564
Deutschland Republic            5.250%       01/04/2011                                                      730,000      739,997
Deutschland Republic            5.625%       01/04/2028                                                      275,000      283,726
El Paso Corp.                   5.750%       03/14/2006                                                      105,000       97,439
FBG Treasury BV                 5.750%       03/17/2005                                                      110,000      111,186
Ford Motor Credit Co.           6.000%       02/14/2005                                                       25,000       24,806
French Treasury Note            5.000%       01/12/2006                                                      205,000      206,335
General Motors Acceptance
  Corp.                         6.000%       10/16/2006                                                      100,000      100,002
HBOS PLC(b)                     6.050%       11/23/2049                                                       55,000       54,465
Household Finance Corp.         5.000%       11/16/2006                                                      105,000      100,536
Italian Government              4.750%       07/01/2005                                                      470,000      471,965
Italian Government BTPS
  Notes NCL                     5.500%       11/01/2010                                                      325,000      332,027
Kamps AG 144A Senior Notes      8.500%       02/15/2009                                                       60,000       63,920
Kingdom of Belgium              5.500%       03/28/2028                                                      305,000      303,827
Koninklijke KPN NV              4.750%       11/05/2008                                                      125,000      108,515
Lear Corp. Senior Notes         8.125%       04/01/2008                                                       50,000       49,055
Messer Greisheim Holdings AG
  Senior Notes                 10.375%       06/01/2011                                                      115,000      123,082
Morgan Stanley Dean Witter      5.750%       04/01/2009                                                       55,000       53,971
National Westminister
  Bank(b)                       6.625%       10/29/2049                                                       25,000       25,775
Netherland Government Notes     5.500%       07/15/2010                                                      300,000      307,735
NGG Finance Plc                 5.250%       08/23/2006                                                      115,000      113,908
Nordbanken(b)                   6.000%       12/13/2010                                                       50,000       51,220
Parker-Hannifin Corp.           6.250%       11/21/2005                                                      115,000      116,823
Sainsbury Plc                   5.625%       07/11/2008                                                      115,000      115,699
Sogerim                         7.000%       04/20/2011                                                       30,000       30,503
Spanish Government              4.950%       07/30/2005                                                      420,000      423,569
Svenska Handelsbanken(b)        5.500%       03/07/2011                                                      100,000      100,699
Telstra Corp. Ltd.              5.875%       06/21/2005                                                      115,000      117,217
TPSA Eurofinance BV             6.625%       03/01/2006                                                       25,000       22,976
TXU Europe Funding Ltd.         7.000%       11/30/2005                                                      100,000      103,423
Tyco International Group SA     4.375%       11/19/2004                                                       35,000       26,707
Tyco International Group SA     6.125%       04/04/2007                                                       35,000       25,133
                                                                                                                      -----------
                                                                                                                        9,692,066
                                                                                                                      -----------
JAPAN -- 17.0%
A/S Eksportfinans               1.800%       06/21/2010         JPY                                       29,000,000      257,097
Development Bank of Japan       1.750%       06/21/2010                                                   70,000,000      613,587

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             PAR         VALUE
SECURITY                       RATE           MATURITY                                                      VALUE      (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
JAPAN (CONTINUED)
Ford Motor Credit Co.           1.200%       02/07/2005         JPY                                       18,000,000  $   145,992
GE Financial Assurance          1.600%       06/20/2011                                                   96,000,000      781,829
McDonald's Corp.                2.000%       03/09/2010                                                   16,000,000      140,789
Procter & Gamble Co.            2.000%       06/21/2010                                                   38,000,000      333,688
Province of Ontario             1.875%       01/25/2010                                                   36,000,000      321,113
Quebec Province                 1.600%       05/09/2013                                                   47,000,000      395,240
                                                                                                                      -----------
                                                                                                                        2,989,335
                                                                                                                      -----------
MEXICO -- 0.1%
Mexican Fixed Rate Bonds       10.500%       07/14/2011         MXN                                          217,400       22,316
                                                                                                                      -----------
UNITED KINGDOM -- 2.2%
Inco Ltd.                      15.750%       07/15/2006         GBP                                          200,000      384,370
                                                                                                                      -----------
Total Foreign Denominated (Cost $12,845,722)                                                                           13,642,397
                                                                                                                      -----------
TOTAL BONDS AND NOTES (COST $13,571,795)                                                                               14,364,229
                                                                                                                      -----------

                                                                                                           SHARES
                                                                                                         ----------
PREFERRED STOCKS -- 0.3%
NON-CONVERTIBLE PREFERRED STOCKS -- 0.3%
Golden State Bancorp 9.125% Pfd                                                                               2,000       52,220
                                                                                                                     -----------
Total Non-Convertible Preferred Stocks (Cost $51,750)                                                                     52,220
                                                                                                                     -----------
TOTAL PREFERRED STOCKS (COST $51,750)                                                                                     52,220
                                                                                                                     -----------

                                                                                                          CONTRACT
                                                                                                            SIZE
                                                                                                         ----------

                                                                                                          CONTRACT
                                                                                                            SIZE
                                                                                                         ----------
PURCHASED OPTIONS -- 0.4%
12 Month LIBOR Call, Strike Price 4.07,
  09/25/2002 (USD)                                                                                            1,250        1,834
JPY Put/USD Call, Strike Price 130.00,
  05/13/2004 (USD)                                                                                          220,000        1,958
JPY Put/USD Call, Strike Price 135.00,
  03/12/2003 (USD)                                                                                          220,000          407
JPY Put/USD Call, Strike Price 138.00,
  08/06/2002 (USD)                                                                                          330,000           33
USD Put/AUD Call, Strike Price 0.52,
  03/06/2003 (USD)                                                                                          225,000       14,339
USD Put/AUD Call, Strike Price 0.56,
  12/02/2002 (USD)                                                                                          325,000        6,702
USD Put/EUR Call, Strike Price 0.92,
  10/31/2002 (USD)                                                                                          210,000       14,897
USD Put/EUR Call, Strike Price 0.95,
  09/06/2002 (USD)                                                                                          140,000        6,174
USD Put/EUR Call, Strike Price 0.98,
  07/25/2002 (USD)                                                                                          300,000        5,820
USD Put/NZD Call, Strike Price 0.48,
  10/31/2002 (USD)                                                                                          210,000        6,590
UST 5.38% Call, Strike Price 107.95,
  10/31/2002 (USD)                                                                                            1,200          234
                                                                                                                     -----------
TOTAL PURCHASED OPTIONS (COST $41,699)                                                                                    58,988
                                                                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR         VALUE
SECURITY                                   RATE     MATURITY                                               VALUE      (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.1%
U.S. GOVERNMENT AGENCY -- 0.1%
FNMA Discount Note+++                       1.756% 09/11/2002                                                25,000  $    24,930
                                                                                                                     -----------
REPURCHASE AGREEMENTS -- 5.0%
Tri-party repurchase agreement dated 06/28/02 with Salomon
Smith Barney, Inc. and Investors Bank and Trust Company, due
07/01/02, with a maturity value of $878,046 and an effective yield of 1.01%, collateralized by a U.S. Government
Obligation with a rate of 14.00%, a maturity date of 11/15/11
and an aggregated market value of $906,643.                                                                              877,972
                                                                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $902,884)                                                                             902,902
                                                                                                                     -----------

TOTAL INVESTMENTS -- 87.4% (COST
 $14,568,128)                             $  15,378,339
OTHER ASSETS, LESS LIABILITIES -- 12.6%       2,220,689
                                          -------------
NET ASSETS -- 100.0%                      $  17,599,028
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - Great British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NCL - Non-callable
NZD - New Zealand Dollar
USD - United States Dollar

(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b)  Variable Rate Security; rate indicated is as of 6/30/02.
=/=  Rate noted is yield to maturity.
+    Denotes all or part of security segregated as collateral.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERCENTAGE OF
                      INDUSTRY SECTOR                          NET ASSETS
------------------------------------------------------------  -------------

Foreign Government                                                     49.6%
Financial                                                              24.5%
Basic Industry                                                          3.9%
Consumer Noncyclical                                                    2.2%
Consumer Cyclical                                                       2.2%
Capital Goods                                                           1.0%
Communications                                                          0.9%
Energy                                                                  0.9%
Banking                                                                 0.7%
Public Utility                                                          0.6%
U.S Government                                                          0.6%
Transportation                                                          0.3%
                                                              -------------
                                                                       87.4%

                                                              PERCENTAGE OF
                TOP TEN COUNTRIES BY ISSUER                    NET ASSETS
------------------------------------------------------------  -------------

Germany                                                                31.1%
United States of America                                               20.2%
Italy                                                                   6.4%
Canada                                                                  5.8%
United Kingdom                                                          4.6%
Japan                                                                   3.5%
Netherlands                                                             3.2%
Spain                                                                   2.4%
France                                                                  1.8%
Belgium                                                                 1.7%

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish International Fixed Income Fund II (the "Fund") is a separate non-diversified investment series of the Trust.

      The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity by investing, under normal circumstances, at least 80% of net assets in fixed income securities, and at least 65% of net assets in non-U.S. dollar denominated fixed income securities of foreign government and companies located in various countries, including emerging markets.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     D. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, amortization and/or accretion of premiums and discounts on certain securities, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     G. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Mellon voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.55% of the Fund's average daily net assets for the six months ended June 30, 2002. Pursuant to this agreement, for the six months ended June 30, 2002, Standish Mellon voluntarily did not impose $58,145 of its investment advisory fee and reimbursed the Fund for $29,707 of it's operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2002 were as follows:

                                                                   PURCHASES      SALES
                                                                  -----------  -----------
         U.S. Government Securities                               $ 4,680,297  $ 5,359,187
                                                                  ===========  ===========
         Investments (non-U.S. Government Securities)             $21,383,024  $46,520,221
                                                                  ===========  ===========

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   JUNE 30, 2002         YEAR ENDED
                                                                    (UNAUDITED)      DECEMBER 31, 2001
                                                                  ----------------  --------------------
         Shares sold                                                     351,817              534,797
         Shares issued to shareholders in payment of
           distributions declared                                             --                3,611
         Shares redeemed                                              (1,737,775)            (481,942)
                                                                   -------------       --------------
         Net increase (decrease)                                      (1,385,958)              56,466
                                                                   =============       ==============

      At June 30, 2002, one shareholder held of record approximately 80% of the total outstanding shares of the Fund.

      A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $14,593,408
                                                                       ===========
         Gross unrealized appreciation                                     923,884
         Gross unrealized depreciation                                    (138,953)
                                                                       -----------
         Net unrealized appreciation                                   $   784,931
                                                                       ===========

(6)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of the written put options for the six months ended June 30, 2002 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ----------------------------------

                                                                  NUMBER OF CONTRACTS     PREMIUMS
                                                                  -------------------  ---------------
         Outstanding, beginning of period                                       5         $ 41,165
         Options expired                                                       (2)         (18,830)
         Options closed                                                        (2)         (18,698)
                                                                      -----------         --------
         Outstanding, end of period                                             1         $  3,637
                                                                      ===========         ========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2002, the Fund held the following written put option contracts:

         SECURITY                                                 CONTRACTS    VALUE
         -----------------------------------------------------------------------------
         UST 5.38% Put, Strike Price 102.58, 10/31/2002                 1     $7,941
                                                                              ------
         Total (premiums received $3,637)                                     $7,941
                                                                              ======

      A summary of the written call options for the six months ended June 30, 2002 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      -----------------------------------

                                                                  NUMBER OF CONTRACTS     PREMIUMS
                                                                  -------------------  ---------------
         Outstanding, beginning of period                                       4         $ 12,710
         Options expired                                                       (3)         (12,641)
                                                                      -----------         --------
         Outstanding, end of period                                             1         $     69
                                                                      ===========         ========

      At June 30, 2002, the Fund held the following written call option contracts:

         SECURITY                                                 CONTRACTS  VALUE
         -------------------------------------------------------------------------
         12 Month LIBOR Call, Strike Price 2.68, 09/25/2002             1    $394
                                                                             ----
         Total (premiums received $69)                                       $394
                                                                             ====

      A summary of the written currency options for the six months ended June 30, 2002 is as follows:

      WRITTEN CURRENCY OPTION TRANSACTIONS
      ---------------------------------------

                                                                  NUMBER OF CONTRACTS     PREMIUMS
                                                                  -------------------  ---------------
         Outstanding, beginning of period                                       5         $ 52,921
         Options written                                                       10           68,065
         Options exercised                                                     (3)         (16,374)
         Options expired                                                       (1)          (3,672)
         Options closed                                                        (6)         (84,812)
                                                                      -----------         --------
         Outstanding, end of period                                             5         $ 16,128
                                                                      ===========         ========

      At June 30, 2002, the Fund held the following written currency option contracts:

         SECURITY                                                 CONTRACTS    VALUE
         ------------------------------------------------------------------------------
         AUD Put/USD Call, Strike Price 0.50, 03/24/2003                1     $ 2,366
         AUD Put/USD Call, Strike Price 0.49, 03/06/2003                1         979
         USD Put/AUD Call, Strike Price 0.56, 03/06/2003                1       5,710
         USD Put/AUD Call, Strike Price 0.60, 12/02/2002                1       2,012
         USD Put/NZD Call, Strike Price 0.52, 10/31/2002                1       1,365
                                                                              -------
         Total (premiums received $16,128)                                    $12,432
                                                                              =======

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2002, the Fund held the following forward foreign currency exchange contracts.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                            LOCAL PRINCIPAL       CONTRACT           MARKET          AGGREGATE       UNREALIZED
         CONTRACTS TO RECEIVE                   AMOUNT           VALUE DATE           VALUE         FACE AMOUNT     GAIN/(LOSS)
         ------------------------------------------------------------------------------------------------------------------------
         British Pound Sterling                    440,000       09/18/2002      $       670,390  $      644,248   $       26,142
         Canadian Dollar                         1,115,000    09/18-09/20/2002           734,141         724,704            9,437
         Danish Krone                            1,100,000       09/18/2002              145,972         138,807            7,165
         Euro                                    2,660,000       09/18/2002            2,625,003       2,545,842           79,161
         Hong Kong Dollar                        6,860,000       07/15/2002              879,500         879,487               13
         Japanese Yen                          468,200,000       09/18/2002            3,926,387       3,798,904          127,483
         Mexican Peso                              575,000       07/24/2002               57,309          60,225           (2,916)
         New Zealand Dollar                        308,000       07/29/2002              149,189         150,766           (1,577)
                                                                                 ---------------  ---------------  --------------
         TOTAL                                                                   $     9,187,891  $    8,942,983   $      244,908
                                                                                 ===============  ===============  ==============

                                            LOCAL PRINCIPAL       CONTRACT           MARKET          AGGREGATE       UNREALIZED
         CONTRACTS TO DELIVER                   AMOUNT           VALUE DATE           VALUE         FACE AMOUNT     GAIN/(LOSS)
         ------------------------------------------------------------------------------------------------------------------------
         Euro                                    2,785,000       09/18/2002      $     2,748,358  $    2,617,264   $     (131,094)
         Hong Kong Dollar                        9,800,000       07/15/2002            1,256,429       1,253,999           (2,430)
         Mexican Peso                              816,278       07/24/2002               81,357          87,042            5,685
                                                                                 ---------------  ---------------  --------------
         TOTAL                                                                   $     4,086,144  $    3,958,305   $     (127,839)
                                                                                 ===============  ===============  ==============

     FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                  STANDISH INTERNATIONAL FIXED INCOME FUND II

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2002, the Fund held the following futures contracts:

                                                                                   UNDERLYING FACE
         CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED LOSS
         ----------------------------------------------------------------------------------------------------------
         U.S. 10 Year Note (10 Contracts)                 Short      9/30/2002       $1,072,344        $(21,716)

     INTEREST RATE SWAP CONTRACTS

      Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Fund expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Gains and losses are realized upon the expiration or closing of the swap contracts.

      The Fund entered into no such transactions during the six months ended June 30, 2002.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of June 30, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              22          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision
Waltham, MA 02154                                                     Resources, Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               22               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         22               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               22               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               22               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 22               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               22               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           22               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               22               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           22               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         22               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          22               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Financial Center,                                                 Mellon Financial
Boston MA 02111                                                       Corp.
8/17/60

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Short-Term Asset Reserve
    Portfolio ("Portfolio"), at value
    (Note 1A)                                                       $147,661,418
  Receivable for Fund shares sold                                          1,210
  Prepaid expenses                                                        13,505
                                                                    ------------
    Total assets                                                     147,676,133
LIABILITIES
  Payable for Fund shares redeemed                       $9,799,103
  Distributions payable                                     49,270
  Accrued accounting, custody and transfer agent fees        3,404
  Accrued expenses and other liabilities                    11,043
                                                         ---------
    Total liabilities                                                  9,862,820
                                                                    ------------
NET ASSETS                                                          $137,813,313
                                                                    ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                   $145,317,027
  Accumulated net realized loss                                       (8,007,694)
  Distributions in excess of net investment income                      (112,877)
  Net unrealized appreciation                                            616,857
                                                                    ------------
TOTAL NET ASSETS                                                    $137,813,313
                                                                    ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                              7,083,780
                                                                    ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                   $      19.45
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                         $2,693,220
  Expenses allocated from Portfolio                                  (254,691)
                                                                   ----------
    Net investment income allocated from Portfolio                  2,438,529
EXPENSES
  Accounting, custody, and transfer agent fees           $ 19,567
  Legal and audit services                                 17,632
  Registration fees                                        15,157
  Trustees' fees and expenses (Note 2)                        992
  Insurance expense                                           876
  Miscellaneous                                             6,857
                                                         --------
    Total expenses                                         61,081

Deduct:
  Reimbursement of Fund operating expenses (Note 2)       (61,077)
                                                         --------
      Net expenses                                                          4
                                                                   ----------
        Net investment income                                       2,438,525
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain allocated from Portfolio on:
    Investment security transactions                      223,515
    Financial futures contracts                            26,040
                                                         --------
      Net realized gain                                               249,555
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                (809,235)
                                                         --------
      Change in net unrealized appreciation
       (depreciation)                                                (809,235)
                                                                   ----------
    Net realized and unrealized loss on investments                  (559,680)
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $1,878,845
                                                                   ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                           JUNE 30, 2002      YEAR ENDED
                                                            (UNAUDITED)    DECEMBER 31, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $  2,438,525     $    8,525,141
  Net realized gain                                             249,555             56,238
  Change in net unrealized appreciation (depreciation)         (809,235)         1,982,667
                                                           ------------     --------------
  Net increase in net assets from investment operations       1,878,845         10,564,046
                                                           ------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                 (2,476,668)        (8,668,230)
                                                           ------------     --------------
  Total distributions to shareholders                        (2,476,668)        (8,668,230)
                                                           ------------     --------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           88,287,962        128,357,852
  Value of shares issued to shareholders in payment of
    distributions declared                                    2,098,722          6,841,681
  Cost of shares redeemed                                   (85,914,666)      (187,014,546)
                                                           ------------     --------------
  Net increase (decrease) in net assets from Fund share
    transactions                                              4,472,018        (51,815,013)
                                                           ------------     --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       3,874,195        (49,919,197)
NET ASSETS
  At beginning of period                                    133,939,118        183,858,315
                                                           ------------     --------------
  At end of period (including distributions in excess
    of net investment income of $112,877 and $74,734)      $137,813,313     $  133,939,118
                                                           ============     ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED
                                            JUNE 30,                      YEAR ENDED DECEMBER 31,
                                              2002       ----------------------------------------------------------
                                           (UNAUDITED)    2001(a)       2000        1999        1998        1997
                                          -------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $  19.55      $  19.36    $  19.23    $  19.44    $  19.48    $  19.50
                                            --------      --------    --------    --------    --------    --------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.33(1)       0.95(1)     1.15(1)     1.08(1)     1.13(1)     1.15
  Net realized and unrealized gain
    (loss) on investments                      (0.09)         0.21        0.13       (0.21)      (0.04)      (0.02)
                                            --------      --------    --------    --------    --------    --------
Total from investment operations                0.24          1.16        1.28        0.87        1.09        1.13
                                            --------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.34)        (0.97)      (1.15)      (1.08)      (1.13)      (1.15)
                                            --------      --------    --------    --------    --------    --------
Total distributions to shareholders            (0.34)        (0.97)      (1.15)      (1.08)      (1.13)      (1.15)
                                            --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD              $  19.45      $  19.55    $  19.36    $  19.23    $  19.44    $  19.48
                                            ========      ========    ========    ========    ========    ========
TOTAL RETURN+++                                 1.21%++       6.14%       6.94%       4.61%       5.75%       5.94%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                                 0.36%+        0.36%       0.36%       0.35%       0.35%       0.36%
  Net Investment Income (to average
    daily net assets)*                          3.44%+        4.89%       6.07%       5.60%       5.81%       5.89%
  Portfolio Turnover(3)                          N/A           N/A         N/A         N/A         N/A         119%
  Net Assets, End of Period (000's
    omitted)                                $137,813      $133,939    $183,858    $301,965    $260,004    $245,757

-----------------
* For the periods indicated, the investment adviser voluntarily agreed to reimburse the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share             $   0.32(1)   $   0.94(1)  $  1.15(1)      N/A         N/A         N/A
Ratios (to average daily net assets):
  Expenses(2)                                   0.45%+        0.41%       0.38%        N/A         N/A         N/A
  Net investment income                         3.35%+        4.84%       6.05%        N/A         N/A         N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Portfolio's allocated expenses for the periods since January 2, 1998.
(3) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio, is shown in the Portfolio's financial statements which are included elsewhere in this report.
+    Computed on annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Short-Term Asset Reserve Fund (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to achieve a high level of current income consistent with preserving principal and liquidity. The Fund invests all of its investable assets in an interest of the Standish Short-Term Asset Reserve Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio Trust seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and distributed monthly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for capital loss carryforwards and amortization and/or accretion of premiums and discounts on certain securities.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM ASSET RESERVE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.36% of the Fund's average daily net assets for the six months ended June 30, 2002. Pursuant to this agreement, for the six months ended June 30, 2002, Standish Mellon voluntarily reimbursed the Fund for $61,077 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2002, aggregated $93,876,617 and $82,148,636, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   JUNE 30, 2002         YEAR ENDED
                                                                    (UNAUDITED)      DECEMBER 31, 2001
                                                                  ----------------  --------------------
         Shares sold                                                  4,543,456           6,602,248
         Shares issued to shareholders in payment of
           distributions declared                                       107,936             351,115
         Shares redeemed                                             (4,417,671)         (9,599,873)
                                                                    -----------         -----------
         Net increase (decrease)                                        233,721          (2,646,510)
                                                                    ===========         ===========

      At June 30, 2002, two shareholders held of record approximately 20% and 14% of the total outstanding shares of the Fund.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   EXPECTED                  PAR         VALUE
SECURITY                                   RATE    MATURITY    MATURITY     VALUE      (NOTE 1A)
--------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 92.4%
ASSET BACKED -- 28.5%
Advanta Home Equity Loan Trust 1999-2 A3   6.440% 12/28/2002  05/25/2029  $3,314,557  $  3,377,373
American Express Credit Account Master
  Trust 1997-1 A                           6.400% 09/13/2002  04/15/2005   1,810,000     1,827,215
American Express Master Trust 1996-1
  A(a)                                     1.990% 04/15/2003  08/15/2004     750,000       750,731
Americredit Auto Receivable Trust 1999-B
  A4                                       5.960% 01/21/2003  03/12/2006     657,496       672,539
BA Master Credit Card Trust 1998-A A(a)    1.950% 03/17/2003  04/15/2005   1,000,000     1,000,144
BMW Vehicle Owner Trust 2002-A A3          3.800% 04/17/2004  05/25/2006   1,700,000     1,720,223
CIT Group Securitization Corp. 1993-1 A4   6.500% 10/11/2002  06/15/2018     963,667       974,581
Capital One Master Trust 2002-3A A(a)      1.920% 04/15/2005  02/15/2008   3,530,000     3,533,899
Centex Home Equity 2001-B A2               5.350% 07/15/2003  10/25/2022   2,500,000     2,550,330
Daimler Chrysler Master Owner Trust
  2002-A A(a)                              1.900%             05/16/2005   3,950,000     3,951,121
Delta Funding Home Equity Loan 1998-2
  A3F                                      6.240% 11/21/2002  05/15/2025     521,482       531,646
EQCC Home Equity Loan Trust 2002-1 2A(a)   2.140% 08/25/2002  11/25/2031     881,080       881,080
First USA Credit Card Master Trust
  1997-2 A(a)                              1.970% 05/06/2004  01/17/2007   2,440,000     2,444,583
Fleet Credit Card Master Trust 1996-A A1   6.000% 01/23/2003  11/15/2005   2,000,000     2,045,908
Ford Credit Auto Owner Trust 2000-F A2     6.560% 05/25/2003  05/15/2004   2,000,000     2,069,694
Ford Credit Auto Owner Trust 2002-A
  A3B(a)                                   1.960%             01/15/2006   2,400,000     2,402,554
Household Automotive Trust 2000-1 A3       7.300% 10/06/2002  07/19/2004     459,416       466,238
MBNA Credit Card Master Trust 2001-A4
  A(a)                                     1.970%             02/15/2007   1,620,000     1,623,566
Nissan Auto Receivable Owner Trust
  2002-A A3                                3.580%             09/15/2005   3,115,000     3,150,013
People's Bank Credit Card Master Trust
  1998-1 A(a)                              1.988% 03/15/2003  11/15/2005   2,643,000     2,643,955
Residential Asset Securities Corp.
  1998-KS3 AI6(a)                          2.260% 08/25/2002  10/25/2029     754,320       758,293
Residential Asset Securities Corp.
  2000-KS4 AI3                             7.355% 08/25/2002  01/25/2026     505,071       514,788
SLMA Student Loan Trust 2002-4 A2(a)       1.900% 09/15/2006  12/15/2009   1,385,000     1,385,000
The Money Store Home Equity Trust 1998-B
  AF6                                      6.315% 10/17/2003  07/15/2026     820,000       853,997
                                                                                      ------------
Total Asset Backed (Cost $42,049,272)                                                   42,129,471
                                                                                      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%
Permanent Financing PLC 1 3A(a)            2.009%             06/10/2007   1,490,000     1,519,800
Witmer Funding LLC 2002-1A A1(a)           2.058%             01/20/2005     670,000       669,999
                                                                                      ------------
Total Collateralized Mortgage Obligations (Cost $2,160,000)                              2,189,799
                                                                                      ------------
CORPORATE -- 48.8%
BANKING -- 16.6%
Bank of America Corp. Senior Notes(a)      2.229%             10/22/2004   3,650,000     3,663,870
Dime Bancorp, Inc.                         9.000%             12/19/2002   1,650,000     1,693,885
First Security Bank                        5.875%             11/01/2003     780,000       810,251
First Union Corp.(a)                       2.229%             03/31/2005     920,000       921,656
FleetBoston Financial Corp. Senior
  Notes(a)                                 2.084%             12/03/2004   3,140,000     3,112,996
National City Corp.                        6.625%             03/01/2004   1,925,000     2,032,847
Northern Trust Co. Notes                   6.625%             10/01/2003   3,000,000     3,139,487
Suntrust Bank(a)                           1.988%             09/05/2003   2,750,000     2,750,000
US Bancorp Senior Notes                    6.875%             12/01/2004   1,500,000     1,605,060
US Bank NA Senior Notes(a)                 2.087%             06/14/2005     570,000       570,029
Wachovia Corp. Senior Notes(a)             2.400%             08/19/2004   1,680,000     1,686,048
Wells Fargo Financial                      5.450%             05/03/2004   2,400,000     2,494,556
                                                                                      ------------
                                                                                        24,480,685
                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   EXPECTED                  PAR         VALUE
SECURITY                                   RATE    MATURITY    MATURITY     VALUE      (NOTE 1A)
--------------------------------------------------------------------------------------------------
BASIC INDUSTRY -- 0.1%
Dominion Resources, Inc.                   6.000%             01/31/2003  $  170,000  $    172,708
                                                                                      ------------
CAPITAL GOODS -- 1.9%
Emerson Electric Co.                       7.875%             06/01/2005   1,500,000     1,649,461
Lockheed Martin Corp.                      6.500%             04/15/2003   1,200,000     1,232,671
                                                                                      ------------
                                                                                         2,882,132
                                                                                      ------------
COMMUNICATIONS -- 1.0%
Turner Broadcasting System, Inc. Senior
  Notes                                    7.400%             02/01/2004   1,400,000     1,410,500
                                                                                      ------------
CONSUMER CYCLICAL -- 2.7%
Daimler Chrysler NA Holding                7.750%             05/27/2003   1,000,000     1,038,676
Diageo PLC                                 7.125%             09/15/2004     830,000       895,762
Viacom, Inc.                               6.750%             01/15/2003   2,000,000     2,042,173
                                                                                      ------------
                                                                                         3,976,611
                                                                                      ------------
CONSUMER NONCYCLICAL -- 1.3%
Coca-Cola Enterprises(a)                   2.190%             04/26/2004   1,450,000     1,450,066
Safeway Store Notes NCL                    7.000%             09/15/2002     500,000       504,302
                                                                                      ------------
                                                                                         1,954,368
                                                                                      ------------
ELECTRIC -- 1.4%
Niagara Mohawk Power                       5.875%             09/01/2002   2,000,000     2,007,375
                                                                                      ------------
ENERGY -- 1.4%
Conoco, Inc.(a)                            2.830%             04/15/2003   2,100,000     2,110,500
                                                                                      ------------
FINANCIAL -- 16.0%
Associates Corp. Senior Notes              5.750%             11/01/2003   1,000,000     1,033,302
Associates Corp. Senior Notes              6.000%             07/15/2005   1,250,000     1,300,375
Caterpillar Financial Service Corp.(a)     2.178%             11/04/2004   2,020,000     2,020,024
Ford Motor Credit Co.                      2.070%             09/16/2002   1,400,000     1,394,260
General Electric Capital Corp.             7.500%             05/15/2005   3,000,000     3,267,500
General Motors Acceptance Corp.            5.750%             11/10/2003   1,000,000     1,021,901
Goldman Sachs Group, Inc.(a)               2.150%             05/28/2004     260,000       260,260
Goldman Sachs Group, Inc.                  7.625%             08/17/2005   1,140,000     1,244,126
Household Finance Corp.                    8.000%             05/09/2005   1,350,000     1,455,084
International Lease Finance Corp.          5.120%             06/01/2005   1,575,000     1,597,103
John Deere Capital Corp. Senior Notes
  MTN                                      2.067%             09/17/2003     750,000       748,050
John Deere Capital Corp. Senior Notes
  MTN(a)                                   2.129%             04/21/2003     750,000       750,032
Merrill Lynch & Co.(a)                     2.203%             05/21/2004   2,650,000     2,650,132
Morgan Stanley Dean Witter Senior
  Notes(a)                                 2.199%             04/22/2004   2,000,000     2,000,084
Morgan Stanley Dean Witter Senior
  Notes(a)                                 2.320%             01/31/2006     620,000       618,884
SLM Holdings Corp.(a)                      2.167%             06/16/2004     840,000       841,344
Salomon Smith Barney Holdings, Inc.(a)     2.250%             05/04/2004   1,400,000     1,400,067
                                                                                      ------------
                                                                                        23,602,528
                                                                                      ------------
PUBLIC UTILITY -- 5.4%
Alabama Power Co. Senior Notes(a)          1.975%             12/29/2003   1,470,000     1,469,980

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   EXPECTED                  PAR         VALUE
SECURITY                                   RATE    MATURITY    MATURITY     VALUE      (NOTE 1A)
--------------------------------------------------------------------------------------------------
PUBLIC UTILITY (CONTINUED)
Baltimore Gas & Electric Co. MTN           6.750%             12/15/2002  $3,000,000  $  3,053,318
Carolina Power & Light                     5.875%             01/15/2004   1,750,000     1,804,254
Columbia Energy Group Series B             6.610%             11/28/2002   1,640,000     1,654,040
                                                                                      ------------
                                                                                         7,981,592
                                                                                      ------------
TRANSPORTATION -- 1.0%
Illinois Central Railroad Co.              6.750%             05/15/2003   1,475,000     1,514,950
                                                                                      ------------
Total Corporate (Cost $71,662,407)                                                      72,093,949
                                                                                      ------------
YANKEE BONDS -- 1.6%
Amvescap PLC                               6.375%             05/15/2003   1,325,000     1,366,292
Quebec Province MTN(a)                     2.100%             07/02/2004   1,000,000       997,558
                                                                                      ------------
Total Yankee Bonds (Cost $2,353,243)                                                     2,363,850
                                                                                      ------------
U.S. GOVERNMENT AGENCY -- 1.5%
PASS THRU SECURITIES -- 1.5%
FHLMC(a)                                   7.105% 04/01/2002  02/01/2023      22,980        24,039
FHLMC Gold                                 6.500% 02/01/2006  05/01/2011   2,062,077     2,154,548
                                                                                      ------------
                                                                                         2,178,587
                                                                                      ------------
Total U.S. Government Agency (Cost $2,178,279)                                           2,178,587
                                                                                      ------------
U.S. TREASURY OBLIGATIONS -- 10.5%
TREASURY NOTES -- 10.5%
U.S. Treasury Note                         3.625%             03/31/2004  10,705,000    10,870,499
U.S. Treasury Note                         3.250%             12/31/2003   4,570,000     4,621,824
                                                                                      ------------
                                                                                        15,492,323
                                                                                      ------------
Total U.S. Treasury Obligations (Cost $15,427,326)                                      15,492,323
                                                                                      ------------
TOTAL BONDS AND NOTES (COST $135,830,527)                                              136,447,979
                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PAR         VALUE
SECURITY                                        RATE    MATURITY     VALUE      (NOTE 1A)
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.2%
COMMERCIAL PAPER -- 7.2%
Caisse Centrale Desjardins                      2.040% 09/02/2002  $2,000,000  $  1,993,400
Koch Industries, Inc.++                         1.980% 07/01/2002   3,000,000     2,999,670
Merck & Co.++                                   2.000% 07/01/2002   1,551,000     1,550,828
UBS Finance Delaware++                          2.000% 07/01/2002   4,000,000     3,999,556
                                                                               ------------
                                                                                 10,543,454
                                                                               ------------
U.S. GOVERNMENT AGENCY -- 0.0%
FHLMC Discount Note++                           1.847% 09/12/2002      25,000        24,960
FNMA Discount Note++                            1.756% 09/11/2002      25,000        24,930
                                                                               ------------
                                                                                     49,890
                                                                               ------------
REPURCHASE AGREEMENTS -- 0.0%
Tri-party repurchase agreement dated 06/28/02
with Salomon Smith Barney, Inc. and Investors
Bank and Trust Company, due 07/01/02, with a
maturity value of $51,075 and an effective
yield of 1.01%, collateralized by a U.S.
Government Obligation with a rate of 14.00%,
a maturity date of 11/15/11 and an aggregate
market value of $56,665.                                                             51,070
                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS (COST $10,643,587)                                  10,644,414
                                                                               ------------

TOTAL INVESTMENTS -- 99.6% (COST
 $146,474,114)                            $ 147,092,393
OTHER ASSETS, LESS LIABILITIES -- 0.4%          569,515
                                          -------------
NET ASSETS -- 100.0%                      $ 147,661,908
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
MTN - Medium Term Notes
SLMA - Student Loan Marketing Association

(a)  Variable Rate Security; rate indicated is as of 6/30/02.
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $146,474,114)                                                   $147,092,393
  Receivable for investments sold                                      5,190,055
  Interest receivable                                                  1,006,276
  Deferred organization costs (Note 1E)                                    1,029
  Prepaid expenses                                                        10,374
                                                                    ------------
    Total assets                                                     153,300,127
LIABILITIES
  Payable for investments purchased                      $5,612,880
  Accrued accounting and custody fees                        9,960
  Accrued trustees' fees and expenses (Note 2)               1,709
  Accrued expenses and other liabilities                    13,670
                                                         ---------
    Total liabilities                                                  5,638,219
                                                                    ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $147,661,908
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                  $2,693,229
                                                                   ----------
EXPENSES
  Investment advisory fee (Note 2)                       $177,103
  Accounting and custody fees                              62,292
  Legal and audit services                                 14,919
  Trustees' fees and expenses (Note 2)                      8,472
  Insurance expense                                         7,855
  Amortization of organizational expenses (Note 1E)         1,003
                                                         --------
    Total expenses                                        271,644

Deduct:
  Waiver of investment advisory fee                       (16,953)
                                                         --------
      Net expenses                                                    254,691
                                                                   ----------
        Net investment income                                       2,438,538
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain
    Investment security transactions                      223,515
    Financial futures contracts                            26,040
                                                         --------
      Net realized gain                                               249,555
  Change in unrealized appreciation (depreciation)
    Investment securities                                (809,238)
                                                         --------
      Change in net unrealized appreciation
       (depreciation)                                                (809,238)
                                                                   ----------
    Net realized and unrealized loss                                 (559,683)
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $1,878,855
                                                                   ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2002       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $  2,438,538      $  8,541,485
  Net realized gain                                             249,555            56,239
  Change in net unrealized appreciation (depreciation)         (809,238)        1,982,669
                                                           ------------      ------------
  Net increase in net assets from investment operations       1,878,855        10,580,393
                                                           ------------      ------------

CAPITAL TRANSACTIONS
  Contributions                                              93,876,617       131,805,540
  Withdrawals                                               (82,148,636)     (188,879,206)
                                                           ------------      ------------
  Net increase (decrease) in net assets from capital
    transactions                                             11,727,981       (57,073,666)
                                                           ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      13,606,836       (46,493,273)
NET ASSETS
  At beginning of period                                    134,055,072       180,548,345
                                                           ------------      ------------
  At end of period                                         $147,661,908      $134,055,072
                                                           ============      ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT-TERM ASSET RESERVE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                               FOR THE PERIOD
                                              ENDED           YEAR ENDED DECEMBER 31,              JANUARY 2, 1998
                                          JUNE 30, 2002  ----------------------------------  (COMMENCEMENT OF OPERATIONS)
                                           (UNAUDITED)    2001(a)       2000        1999         TO DECEMBER 31, 1998
                                          -------------  ----------  ----------  ----------  ----------------------------
TOTAL RETURN+++                                 1.21%++       6.15%       6.96%       4.64%                5.79%++
RATIOS:
  Expenses (to average daily net
    assets)*                                    0.36%+        0.35%       0.34%       0.32%                0.31%+
  Net Investment Income (to average
    daily net assets)*                          3.44%+        4.89%       6.07%       5.62%                5.83%+
  Portfolio Turnover                             119%++        174%         70%         86%                 113%++
  Net Assets, End of Period (000's
    omitted)                                $147,662      $134,055    $180,548    $302,244             $261,738

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                      0.38%+          N/A         N/A         N/A                 N/A
  Net investment income                         3.42%+          N/A         N/A         N/A                 N/A

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase the ratio of net investment income to average net assets by less than 0.01%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the underlying Fund adjusted for the difference in expenses as set out in the notes to the financial statements.

Rollforward ending balance

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT TERM ASSET RESERVE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Short-Term Asset Reserve Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At June 30, 2002 there was one fund, Standish Short Term Asset Reserve Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2002 was approximately 100%.

      The objective of the Portfolio is to achieve a high level of current income consistent with preserving principal and liquidity by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield -- to -- maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT TERM ASSET RESERVE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through January 2003.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.25% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.36% of the Portfolio's average daily net assets for the six months ended June 30, 2002. Pursuant to this agreement, for the six months ended June 30, 2002, Standish Mellon voluntarily did not impose $16,953 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2002 were as follows:

                                                                   PURCHASES      SALES
                                                                  -----------  -----------
         U.S. Government Securities                               $92,882,667  $85,519,258
                                                                  ===========  ===========
         Investments (non-U.S.Government Securities)              $79,363,768  $62,394,822
                                                                  ===========  ===========

(4)  FEDERAL TAXES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $146,473,686
                                                                       ============
         Gross unrealized appreciation                                      767,989
         Gross unrealized depreciation                                     (149,282)
                                                                       ------------
         Net unrealized appreciation                                   $    618,707
                                                                       ===========

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT TERM ASSET RESERVE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio entered into no such transactions during the six months ended June 30, 2002.

     INTEREST RATE FLOORS

      Interest rate floors purchased by the Portfolio entitle the Portfolio to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate floors are "marked-to-market" daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as additions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

      At June 30, 2002, the Portfolio did not hold any open interest rate floor agreements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                  STANDISH SHORT TERM ASSET RESERVE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      The Portfolio entered into no such transactions during the six months ended June 30, 2002.

(6)  DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitement was entered into.

      At June 30, 2002, the Portfolio did not have any delayed delivery transactions.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of June 30, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              22          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision
Waltham, MA 02154                                                     Resources, Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               22               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         22               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               22               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
         ADDRESS,              POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
    AND DATE OF BIRTH        HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               22               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 22               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               22               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           22               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               22               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           22               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         22               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          22               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Financial Center,                                                 Mellon Financial
Boston MA 02111                                                       Corp.
8/17/60

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $72,125,892)                                                     $72,969,978
  Cash                                                                    44,187
  Receivable for investments sold                                     12,064,907
  Receivable for Fund shares sold                                         21,585
  Receivable for premiums on written options (Note 6)                      5,838
  Interest and dividends receivable                                      509,828
  Receivable for variation margin on open financial
    futures contracts (Note 6)                                             7,297
  Prepaid expenses                                                        11,923
                                                                     -----------
    Total assets                                                      85,635,543
LIABILITIES
  Payable for investments purchased                      $11,928,498
  Payable for delayed delivery transactions (Note 7)      7,885,539
  Options written, at value (Note 6) (premiums
    received, $135,862)                                     105,647
  Accrued accounting, custody and transfer agent fees        10,525
  Accrued trustees' fees and expenses (Note 2)                  346
  Accrued expenses and other liabilities                     15,546
                                                         ----------
    Total liabilities                                                 19,946,101
                                                                     -----------
NET ASSETS                                                           $65,689,442
                                                                     ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                    $64,936,063
  Accumulated net realized loss                                         (124,534)
  Undistributed net investment income                                    116,872
  Net unrealized appreciation                                            761,041
                                                                     -----------
TOTAL NET ASSETS                                                     $65,689,442
                                                                     ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                              3,224,030
                                                                     ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                    $     20.37
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                  $1,676,865
  Dividend income                                                         894
                                                                   ----------
    Total investment income                                         1,677,759
EXPENSES
  Investment advisory fee (Note 2)                       $129,157
  Accounting, custody, and transfer agent fees             67,023
  Legal and audit services                                 17,413
  Insurance expense                                         6,468
  Trustees' fees and expenses (Note 2)                      3,470
  Registration fees                                         3,318
  Miscellaneous                                             6,947
                                                         --------
    Total expenses                                        233,796

Deduct:
  Waiver of investment advisory fee (Note 2)             (104,638)
                                                         --------
      Net expenses                                                    129,158
                                                                   ----------
        Net investment income                                       1,548,601
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                      (13,555)
    Financial futures contracts                             5,213
    Written options transactions                           46,412
                                                         --------
      Net realized gain                                                38,070
  Change in unrealized appreciation (depreciation)
    Investment securities                                 451,460
    Financial futures contracts                          (243,146)
    Written options                                        62,830
                                                         --------
      Change in net unrealized appreciation
       (depreciation)                                                 271,144
                                                                   ----------
    Net realized and unrealized gain                                  309,214
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $1,857,815
                                                                   ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2002         YEAR ENDED
                                                           (UNAUDITED)      DECEMBER 31, 2001
                                                         ----------------  --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,548,601         $  3,665,201
  Net realized gain                                             38,070            2,736,894
  Change in net unrealized appreciation (depreciation)         271,144           (1,134,903)
                                                           -----------         ------------
  Net increase in net assets from investment operations      1,857,815            5,267,192
                                                           -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                (1,431,729)          (3,763,393)
  From net realized gains on investments                      (555,925)          (2,399,420)
                                                           -----------         ------------
  Total distributions to shareholders                       (1,987,654)          (6,162,813)
                                                           -----------         ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           3,638,300           13,767,443
  Value of shares issued to shareholders in payment of
    distributions declared                                     945,063            3,365,583
  Cost of shares redeemed                                   (2,328,515)         (10,120,098)
                                                           -----------         ------------
  Net increase in net assets from Fund share
    transactions                                             2,254,848            7,012,928
                                                           -----------         ------------
TOTAL INCREASE IN NET ASSETS                                 2,125,009            6,117,307
NET ASSETS
  At beginning of period                                    63,564,433           57,447,126
                                                           -----------         ------------
  At end of period (including undistributed net
    investment income of $116,872 and $0)                  $65,689,442         $ 63,564,433
                                                           ===========         ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        SIX MONTHS                                 FOR THE PERIOD
                                                          ENDED                                     JUNE 1, 2000
                                                      JUNE 30, 2002        DECEMBER 31,     (COMMENCEMENT OF OPERATIONS)
                                                       (UNAUDITED)           2001(a)            TO DECEMBER 31, 2000
                                                    ------------------  ------------------  ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $ 20.41             $ 20.65                  $ 20.00
                                                    -------             -------                  -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                               0.49(1)             1.27(1)                  0.86(1)
  Net realized and unrealized gain on investments      0.52                0.59                     0.89
                                                    -------             -------                  -------
Total from investment operations                       1.01                1.86                     1.75
                                                    -------             -------                  -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          (0.45)              (1.30)                   (0.88)
  From net realized gain on investments               (0.60)              (0.80)                   (0.22)
                                                    -------             -------                  -------
Total distributions to shareholders                   (1.05)              (2.10)                   (1.10)
                                                    -------             -------                  -------
NET ASSET VALUE, END OF PERIOD                      $ 20.37             $ 20.41                  $ 20.65
                                                    =======             =======                  =======
TOTAL RETURN+++                                        2.90%++             9.21%                    8.87%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*              0.40%+              0.21%                    0.00%+
  Net Investment Income (to average daily net
    assets)*                                           4.80%+              6.00%                    7.21%+
  Portfolio Turnover                                    199%++              357%                     136%++
  Net Assets, End of Period (000's omitted)         $65,689             $63,564                  $57,447

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share                     $  0.45(1)          $  1.17(1)               $  0.78(1)
Ratios (to average daily net assets):
  Expenses                                             0.72%               0.68%                    0.72%+
  Net investment income                                4.48%               5.53%                    6.48%+

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.004, increase net realized and unrealized gains and losses per share by $0.004 and decrease the ratio of net investment income to average net assets from 6.02% to 6.00%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 106.9%
ASSET BACKED -- 27.7%
Advanta Home Equity Trust 1997-2 M1             7.550%       06/25/2027         $ 163,265  $   169,381
Advanta Mortgage Loan Trust 1997-4 M1           7.040%       01/25/2029           357,135      370,436
American Express Master Trust 1998-1 A          5.900%       04/15/2004            75,000       77,376
Americredit Auto Receivable Trust 2001-D A4     4.410%       11/12/2008           550,000      556,983
Americredit Auto Receivable Trust 2002-1 B      5.280%       04/09/2007            75,000       76,468
ANRC Auto Owner Trust 1999-A A4                 6.940%       04/17/2006           905,000      924,151
Bank One Issuance Trust 2002-A2                 4.160%       01/15/2008           275,000      277,638
BMW Vehicle Owner Trust 2001-A A3               4.700%       03/25/2005           625,000      638,198
Capital One Master Trust 2001-7 A               3.850%       08/15/2007           675,000      681,207
Centex Home Equity 2002-A AV(a)                 2.040%       01/25/2032           710,690      711,062
Chase Credit Card Master Trust 2001-4 A         5.500%       11/17/2008           175,000      182,508
Chase Manhattan Auto Owner Trust 2001-B A4      3.800%       05/15/2008           350,000      350,141
Citibank Credit Card Issuance Trust 2000-C1     7.450%       09/15/2007           200,000      215,045
Citibank Credit Card Issuance Trust 2001-A6     5.650%       06/16/2008           650,000      680,284
Citibank Credit Card Master Trust 1999-5 A      6.100%       05/15/2008           125,000      132,777
Daimler Chrysler Auto Trust 2001-C A3           4.210%       07/06/2005         1,000,000    1,020,269
Daimler Chrysler Auto Trust 2001-D A4           3.780%       02/06/2007           500,000      501,176
Discover Card Master Trust I 1998-7 A           5.600%       05/16/2006         1,000,000    1,038,876
EQCC Home Equity Loan Trust 2002-1 2A(a)        2.140%       11/25/2031           550,675      550,675
First USA Credit Card Master Trust 1997-7
  B(a)                                          2.140%       05/17/2007         1,500,000    1,503,965
Fleet Credit Card Master Trust II 2001-B A      5.600%       12/15/2008           400,000      418,652
Fleet Credit Card Master Trust II 2001-C A      3.860%       03/15/2007           450,000      453,987
Ford Credit Auto Owner Trust 2000-G A4          6.620%       07/15/2004           925,000      947,122
Ford Credit Auto Owner Trust 2001-A B           5.960%       07/15/2005           575,000      600,576
Ford Credit Auto Owner Trust 2001-D A3          4.310%       06/15/2005         1,000,000    1,020,756
Ford Credit Auto Owner Trust 2002-A A4A         4.360%       09/15/2006           300,000      305,173
Household Automotive Trust 2001-3 A4            4.370%       12/17/2008           600,000      604,590
MBNA Credit Card Master Trust 2001-C3           6.550%       12/15/2008           325,000      341,264
MBNA Credit Card Master Trust 2002-A6           3.900%       11/15/2007           275,000      275,307
National City Auto Receivable Trust 2002-A A4   4.830%       08/15/2009           150,000      153,708
Nissan Auto Receivable Owner Trust 2002-A A3    3.580%       09/15/2005           175,000      176,967
Nissan Auto Receivable Owner Trust 2002-A A4    4.280%       10/16/2006           125,000      127,001
Residential Asset Securities Corp. 2000-KS5
  AI3                                           7.040%       04/25/2026         1,000,000    1,023,455
Residential Funding 1997-HS5 M1                 7.010%       05/25/2027            92,738       92,589
Saxon Asset Securities Trust 2002-2 AF1#(a)     1.960%       05/25/2017           150,000      151,500
Standard Credit Card Master Trust 1995-9 B      6.650%       10/07/2007            75,000       80,556
Toyota Auto Receivable Owner Trust 2002-B A2    2.790%       12/15/2004           715,000      717,481
                                                                                           -----------
Total Asset Backed (Cost $17,997,620)                                                       18,149,300
                                                                                           -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%
Bear Stearns Mortgage 1998-2 B                  6.750%       04/30/2030           170,423      174,977
Calwest Industrial Trust 2002-CALW A 144A       6.127%       02/15/2017           250,000      256,562
Housing Securities Inc. 1994-2 A1               6.500%       07/25/2009           120,767      125,032
                                                                                           -----------
Total Collateralized Mortgage Obligations (Cost $537,779)                                      556,571
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
CORPORATE -- 19.6%
BANKING -- 3.7%
BankBoston NA                                   6.500%       12/19/2007         $ 125,000  $   129,612
BB&T Corp.(a)                                   6.375%       06/30/2005           360,000      380,938
First Union Corp.                               6.550%       10/15/2035           150,000      158,250
Fleet National Bank                             5.750%       01/15/2009            75,000       76,192
National City Corp.                             6.875%       05/15/2019           325,000      325,065
Suntrust Banks, Inc.                            7.750%       05/01/2010           275,000      306,102
Wachovia Corp.                                  7.500%       07/15/2006            25,000       27,352
Wells Fargo & Co.                               4.250%       08/15/2003         1,000,000    1,020,533
                                                                                           -----------
                                                                                             2,424,044
                                                                                           -----------
BASIC INDUSTRY -- 0.9%
Meadwestvaco Corp.                              6.850%       04/01/2012            50,000       51,892
Republic Services, Inc.                         7.125%       05/15/2009           100,000      104,690
Republic Services, Inc. Senior Notes            6.750%       08/15/2011           170,000      194,106
Westvaco Corp.                                  7.950%       02/15/2031           125,000      135,465
Westvaco Corp.                                  8.200%       01/15/2030            50,000       55,108
Westvaco Corp.                                  8.400%       06/01/2007            75,000       84,416
                                                                                           -----------
                                                                                               625,677
                                                                                           -----------
CAPITAL GOODS -- 0.1%
CRH America, Inc.                               6.950%       03/15/2012            75,000       78,423
                                                                                           -----------
COMMUNICATIONS -- 0.3%
AOL Time Warner, Inc.                           7.625%       04/15/2031           200,000      169,660
Bellsouth Capital Funding                       7.875%       02/15/2030            50,000       55,495
                                                                                           -----------
                                                                                               225,155
                                                                                           -----------
CONSUMER CYCLICAL -- 2.5%
Cox Communications, Inc.                        6.400%       08/01/2008           450,000      415,053
International Flavors & Fragrance               6.450%       05/15/2006           225,000      232,889
News America Holdings Corp. Senior Notes        8.500%       02/15/2005           275,000      294,709
News America, Inc.                              6.750%       01/09/2038           250,000      227,700
Time Warner Entertainment                       8.375%       03/15/2023           150,000      137,040
Viacom Inc.                                     5.625%       05/01/2007           325,000      329,002
                                                                                           -----------
                                                                                             1,636,393
                                                                                           -----------
CONSUMER NONCYCLICAL -- 1.4%
Albertson's, Inc.                               8.000%       05/01/2031           250,000      276,747
Archer-Daniels-Midland                          7.000%       02/01/2031           325,000      335,585
Coors Brewing Co. 144A                          6.375%       05/15/2012           150,000      153,542
Weyerhaeuser Co. 144A                           6.125%       03/15/2007           150,000      153,759
                                                                                           -----------
                                                                                               919,633
                                                                                           -----------
ELECTRIC -- 1.0%
DTE Energy Co. Senior Notes                     6.650%       04/15/2009           400,000      418,037
Niagara Mohawk Power                            7.375%       07/01/2003           207,927      215,604
                                                                                           -----------
                                                                                               633,641
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
ENERGY -- 2.6%
Amerada Hess Corp.                              7.300%       08/15/2031         $ 170,000  $   174,120
Coastal Corp.                                   6.200%       05/15/2004           125,000      123,799
Conoco Funding Co.                              5.450%       10/15/2006           160,000      163,909
Conoco, Inc.(a)                                 2.830%       04/15/2003         1,000,000    1,005,000
Progress Energy, Inc. Senior Notes              7.750%       03/01/2031           125,000      133,712
Valero Energy Corp.                             6.125%       04/15/2007           100,000      102,714
Valero Energy Corp.                             7.500%       04/15/2032            35,000       34,579
                                                                                           -----------
                                                                                             1,737,833
                                                                                           -----------
FINANCIAL -- 5.9%
Anadarko Finance Co.                            7.500%       05/01/2031           150,000      157,830
Archstone-Smith Trust REIT                      6.500%       02/15/2012           125,000      124,971
Avalonbay Communities REIT                      6.625%       09/15/2011            90,000       90,994
Caterpillar Finance Services Corp. MTN          4.690%       04/25/2005           125,000      126,425
CIT Group, Inc. Senior Notes                    7.375%       04/02/2007            50,000       50,250
Duke Realty Investments REIT                    7.375%       09/22/2005           360,000      380,930
EOP Operating LP                                7.875%       07/15/2031           150,000      158,249
Equity Office Properties Trust Senior Notes
  REIT                                          6.625%       02/15/2005           150,000      157,298
Ford Motor Credit Co.                           7.500%       03/15/2005            50,000       52,331
Ford Motor Credit Co. Senior Notes              6.875%       02/01/2006           225,000      229,936
General Electric Capital Corp.                  6.750%       03/15/2032           475,000      467,699
Goldman Sachs Group, Inc.                       6.875%       01/15/2011           250,000      259,003
Household Finance Corp.                         7.000%       05/15/2012           175,000      174,107
Household Finance Corp.                         8.000%       05/09/2005           150,000      161,676
International Lease Finance Corp.               5.625%       06/01/2007           175,000      177,194
Merrill Lynch & Co.                             6.000%       02/12/2003           640,000      653,946
Morgan Stanley Dean Witter                      6.600%       04/01/2012           450,000      458,288
                                                                                           -----------
                                                                                             3,881,127
                                                                                           -----------
PUBLIC UTILITY -- 0.6%
Consolidated Natural Gas Co. Senior Notes       5.375%       11/01/2006           150,000      150,912
Texas Utilities Electric Co.                    8.250%       04/01/2004           250,000      268,175
                                                                                           -----------
                                                                                               419,087
                                                                                           -----------
TECHNOLOGY -- 0.3%
IBM Corp.                                       6.220%       08/01/2027           200,000      202,020
                                                                                           -----------
TRANSPORTATION -- 0.3%
CSX Corp.                                       7.250%       05/01/2027           175,000      188,440
                                                                                           -----------
Total Corporate (Cost $12,680,380)                                                          12,971,473
                                                                                           -----------
YANKEE BONDS -- 3.6%
Abbey National PLC(a)                           6.700%       06/29/2049           325,000      339,574
Amvescap Inc. Senior Notes                      5.900%       01/15/2007           200,000      205,094
Brascan Corp.                                   7.375%       10/01/2002           370,000      372,590
National Westminster Bank(a)                    7.750%       04/29/2049           430,000      471,389
Permanent Financing PLC Series 2A               4.200%       06/10/2007           600,000      604,608

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
YANKEE BONDS (CONTINUED)
Potash Corp. Saskatchewan                       7.750%       05/31/2011         $ 175,000  $   194,326
United Mexican States                           8.375%       01/14/2011           165,000      171,187
                                                                                           -----------
Total Yankee Bonds (Cost $2,225,733)                                                         2,358,768
                                                                                           -----------
NON-AGENCY -- 6.0%
PASS THRU SECURITIES -- 6.0%
Chase Commercial Mortgage Securities Corp.
  1997-1 D Non-ERISA                            7.370%       05/19/2007           175,000      188,474
Chase Commercial Mortgage Securities Corp.
  1997-1 E Non-ERISA                            7.370%       06/19/2029           300,000      319,125
CS First Boston Mortgage Securities Corp.
  2001-CF2 A3                                   6.238%       02/15/2034           175,000      184,379
DLJ Commercial Mortgage Corp. 1998-CF2 A1A      5.880%       11/12/2031           269,918      280,389
DLJ Commercial Mortgage Corp. 1999-CG1 A1A      6.080%       03/10/2032           431,105      450,594
JP Morgan Commercial Mortgage Finance Corp.
  1997-C5 A3                                    7.088%       09/15/2029           100,000      108,437
LB Commercial Conduit Mortgage Trust 1999-C1
  A1                                            6.410%       06/15/2031            86,406       91,121
LB-UBS Commercial Mortgage Trust 2002-C1 A1     5.401%       03/15/2026           146,377      151,054
Merrill Lynch Mortgage Investments 1996-C2 D
  Non-ERISA                                     6.960%       11/21/2028           150,000      154,863
Morgan Stanley Capital I 1998-HF1 C             6.750%       03/15/2030           150,000      161,392
Morgan Stanley Capital I 1999-CAM1 A2           6.760%       03/15/2032           144,309      153,656
Morgan Stanley Capital I 1999-CAM1 A4           7.020%       11/15/2009            75,000       81,586
Morgan Stanley Dean Witter Capital I 2001-IQA
  A1                                            4.570%       12/18/2032           330,337      333,098
Morgan Stanley Dean Witter Capital I 2001-PPM
  A3                                            6.540%       02/01/2031           300,000      320,162
Morgan Stanley Dean Witter Capital, Inc.
  2001-PPM A2                                   6.400%       02/01/2031           162,319      171,708
Mortgage Capital Funding, Inc. 1996-MC1A C      7.800%       04/15/2006           310,000      341,794
Mortgage Capital Funding, Inc. 1997-MC2 C       6.881%       11/20/2027            75,000       80,300
Mortgage Capital Funding, Inc. 1997-MC2 D       7.117%       11/20/2007           350,000      371,875
                                                                                           -----------
Total Non-Agency (Cost $3,855,163)                                                           3,944,007
                                                                                           -----------
U.S. GOVERNMENT AGENCY -- 22.8%
PASS THRU SECURITIES -- 22.8%
FNMA                                            6.500% 06/01/2011 - 08/01/2031  3,271,223    3,374,134
FNMA                                            7.000% 05/01/2032 - 06/01/2032  3,223,435    3,342,025
FNMA (TBA)#                                     6.000%       08/01/2032         2,600,000    2,583,750
FNMA (TBA)#                                     6.500%       08/01/2032         5,250,000    5,328,750
GNMA                                            8.000% 08/15/2025 - 11/15/2026    315,718      338,053
                                                                                           -----------
Total U.S. Government Agency (Cost $14,869,998)                                             14,966,712
                                                                                           -----------
U.S. TREASURY OBLIGATIONS -- 26.3%
TREASURY BONDS -- 12.0%
U.S. Treasury Bond                              5.375%       02/15/2031         1,950,000    1,909,460
U.S. Treasury Bond                              6.250%       05/15/2030         5,530,000    5,990,317
                                                                                           -----------
                                                                                             7,899,777
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
TREASURY NOTES -- 14.3%
U.S. Treasury Inflation Index Note(a)           3.375%       01/15/2007         $1,831,765 $ 1,905,311
U.S. Treasury Note                              2.750%       09/30/2003         1,215,000    1,222,582
U.S. Treasury Note                              3.250%       05/31/2004           720,000      725,508
U.S. Treasury Note                              4.250%       05/31/2003         1,895,000    1,935,269
U.S. Treasury Note                              4.625%       05/15/2006            60,000       61,800
U.S. Treasury Note+                             6.750%       05/15/2005           170,000      185,538
U.S. Treasury Note+                             7.875%       11/15/2004            50,000       55,411
U.S. Treasury Note                              3.250%       12/31/2003         3,245,000    3,281,798
                                                                                           -----------
                                                                                             9,373,217
                                                                                           -----------
Total U.S. Treasury Obligations (Cost $17,244,276)                                          17,272,994
                                                                                           -----------
TOTAL BONDS AND NOTES (COST $69,410,949)                                                    70,219,825
                                                                                           -----------

                                                                                 SHARES
                                                                                ---------
PREFERRED STOCKS -- 0.1%
CONVERTIBLE PREFERRED STOCKS -- 0.1%
Ford Motor Co. Capital Trust II 6.50% CVT Pfd                                         600       33,750
General Motors Corp. Series B 5.25% CVT Pfd                                         1,250       32,837
                                                                                           -----------
TOTAL PREFERRED STOCKS (COST $61,250)                                                           66,587
                                                                                           -----------

                                                                                CONTRACT
                                                                                  SIZE
                                                                                ---------

                                                                                CONTRACT
                                                                                  SIZE
                                                                                ---------
PURCHASED OPTIONS -- 0.2%
12 Month LIBOR Call, Strike Price 4.07,
  09/25/2002 (USD)                                                                 24,750       36,311
6 Month 30 Yr PYR IRS Put, 6.43%, 12/09/2002
  (USD)                                                                             3,520        7,100
6 Month 30 Yr PYR IRS Put, 6.45%, 01/09/2003
  (USD)                                                                             3,520        8,260
Floor 3 month LIBOR, Strike Price 4.00,
  05/29/2003 (USD)                                                                 59,000       77,965
UST 5.00% Call, Strike Price 99.13,
  07/29/2002 (USD)                                                                 10,750       23,586
UST 5.38% Call, Strike Price 107.95,
  10/31/2002 (USD)                                                                  6,650        1,299
                                                                                           -----------
TOTAL PURCHASED OPTIONS (COST $124,846)                                                        154,521
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.9%
U.S. GOVERNMENT AGENCY -- 1.9%
FNMA Discount Note=/=                           1.702%       07/10/2002         $ 150,000  $   149,922
FNMA Discount Note=/=                           1.743%       08/14/2002         1,070,000    1,067,860
                                                                                           -----------
                                                                                             1,217,782
                                                                                           -----------
REPURCHASE AGREEMENTS -- 2.0%
Tri-party repurchase agreement dated 06/28/02 with Salomon Smith Barney, Inc.
and Investors Bank and Trust Company, due 07/01/02, with a maturity value of
$1,311,373 and an effective yield of 1.01%, collateralized by a U.S.
Government Obligation with a rate of 14.00%, a maturity date of 11/15/11 and
an aggregated market value of $1,345,799.                                                    1,311,263
                                                                                           -----------
TOTAL SHORT-TERM INVESTMENTS (COST $2,528,847)                                               2,529,045
                                                                                           -----------

TOTAL INVESTMENTS -- 111.1% (COST
 $72,125,892)                             $  72,969,978
OTHER ASSETS, LESS LIABILITIES --
(11.1%)                                      (7,280,536)
                                          -------------
NET ASSETS -- 100.0%                      $  65,689,442
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MTN - Medium Term Notes
REIT - Real Estate Investment Trust
TBA - To Be Announced
USD - United States Dollar

(a)  Variable Rate Security; rate indicated is as of 6/30/02.
#    All or a portion of these securities are delayed delivery contracts (Note
     7).
+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 6).
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Investment Grade Bond Fund (formerly, Standish High Grade Bond Fund) (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to maximize total return, consistent with preserving principal and liquidity, primarily through the generation of current income and, to a lesser extent, capital appreciation by investing, under normal circumstances, at least 80% of net assets in investment grade fixed income securities including, but not limited to, government, agency, corporate and mortgage and asset-backed issues.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     E. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.40% of the Fund's average daily net assets for the six months ended June 30, 2002. Pursuant to this agreement, for the six months ended June 30, 2002, Standish Mellon voluntarily did not impose $104,638 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2002 were as follows:

                                                                   PURCHASES       SALES
                                                                  ------------  ------------
         U.S. Government Securities                               $123,665,200  $123,334,734
                                                                  ============  ============
         Investments (non-U.S.Government Securities)              $ 16,601,542  $ 15,455,743
                                                                  ============  ============

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   JUNE 30, 2002         YEAR ENDED
                                                                    (UNAUDITED)      DECEMBER 31, 2001
                                                                  ----------------  --------------------
         Shares sold                                                   176,884             645,220
         Shares issued to shareholders in payment of
           distributions declared                                       46,462             163,715
         Shares redeemed                                              (113,568)           (476,503)
                                                                     ---------           ---------
         Net increase                                                  109,778             332,432
                                                                     =========           =========

      At June 30, 2002, three shareholders held of record approximately 61%, 11% and 11% of the total outstanding shares of the Fund.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $72,131,594
                                                                       ===========
         Gross unrealized appreciation                                   1,048,154
         Gross unrealized depreciation                                    (209,770)
                                                                       -----------
         Net unrealized appreciation                                   $   838,384
                                                                       ===========

(6)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of the written put options for the six months ended June 30, 2002 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ----------------------------------

                                                                  NUMBER OF CONTRACTS      PREMIUMS
                                                                  -------------------  ----------------
         Outstanding, beginning of period                                       3         $  37,838
         Options written                                                        7           133,441
         Options expired                                                       (1)          (10,750)
         Options closed                                                        (3)          (36,036)
                                                                      -----------         ---------
         Outstanding, end of period                                             6         $ 124,493
                                                                      ===========         =========

      At June 30, 2002, the Fund held the following written put option contracts:

         SECURITY                                                 CONTRACTS    VALUE
         -------------------------------------------------------  ---------  ---------
         -----------------------------------------------------------------------------
         UST 5.38% Put, Strike Price 102.58, 10/31/2002                 1     $44,004
         UST 6.75% Put, Strike Price 104.68, 01/23/2003                 1      25,655
         UST 5.00% Put, Strike Price 94.30, 07/29/2002                  1          49
         UST 4.88% Put, Strike Price 95.55, 07/29/2002                  1         673
         6 Month 10 Yr PYR IRS Put, 6.44%, 12/09/2002                   1       3,803
         6 Month 10 Yr PYR IRS Put, 6.46%, 01/09/2003                   1       5,055
                                                                              -------
         Total (premiums received $124,493)                                   $79,239
                                                                              =======

      A summary of the written call options for the six months ended June 30, 2002 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      -----------------------------------

                                                                  NUMBER OF CONTRACTS  PREMIUMS
                                                                  -------------------  --------
         Outstanding, beginning of period                                       2      $ 7,744
         Options written                                                        3       17,405
         Options expired                                                       (1)      (6,383)
         Options closed                                                        (1)      (7,397)
                                                                      -----------      -------
         Outstanding, end of period                                             3      $11,369
                                                                      ===========      =======

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2002, the Fund held the following written call option contracts:

         SECURITY                                                 CONTRACTS    VALUE
         -------------------------------------------------------  ---------  ---------
         -----------------------------------------------------------------------------
         12 Month LIBOR Call, Strike Price 2.68, 09/25/2002             1       7,809
         UST 4.88% Call, Strike Price 99.96, 07/29/2002                 1      16,718
         UST 5.00% Call, Strike Price 104.55, 07/29/2002                1       1,881
                                                                              -------
         Total (premiums received $11,369)                                    $26,408
                                                                              =======

      At June 30, 2002, the Fund had segregated sufficient securities for open written options contracts.

     INTEREST RATE FLOORS

      Interest rate floors purchased by the Fund entitle the Fund to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminsh compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Fund expects to enter these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

      Open interest rate floor agreements held at June 30, 2002 are disclosed on the Schedule of Investments under Purchased Options.

     FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                      STANDISH INVESTMENT GRADE BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2002, the Fund held the following financials futures contracts:

                                                                                   UNDERLYING FACE  UNREALIZED GAIN
         CONTRACT                                       POSITION  EXPIRATION DATE  AMOUNT AT VALUE      (LOSS)
         ---------------------------------------------  --------  ---------------  ---------------  ---------------
         U.S. 5 Year Note (37 contracts)                   Long      9/30/2002       $3,974,610        $  56,378
         U.S. 10 Year Note (84 contracts)                 Short      9/30/2002        9,007,688         (169,638)
                                                                                                       ---------
                                                                                                       $(113,260)
                                                                                                       =========

(7)  DELAYED DELIVERY TRANSACTIONS:

      The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

      The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      See Schedule of Investments for outstanding delayed delivery transactions.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of June 30, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
           NAME,                                       TERM OF OFFICE     PRINCIPAL OCCUPATION(S)      FUND COMPLEX
        ADDRESS, AND              POSITION(S)          AND LENGTH OF           DURING PAST 5           OVERSEEN BY
       DATE OF BIRTH            HELD WITH TRUST         TIME SERVED                YEARS                 TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                   Trustee         Trustee since         Chairman of the Board             22
c/o Decision Resources, Inc.                        11/3/1986             and Chief Executive
1100 Winter Street                                                        Officer, Decision
Waltham, MA 02154                                                         Resources, Inc.
9/30/40

Benjamin M. Friedman                Trustee         Trustee since         William Joseph Maier,             22
c/o Harvard University                              9/13/1989             Professor of Political
Cambridge, MA 02138                                                       Economy, Harvard
8/5/44                                                                    University

John H. Hewitt                      Trustee         Trustee since         Trustee, The Peabody              22
P.O. Box 2333                                       11/3/1986             Foundation; Trustee,
New London, NH 03257                                                      Mertens House, Inc.
4/11/35

Caleb Loring III                    Trustee         Trustee since         Trustee, Essex Street             22
c/o Essex Street Associates                         11/3/1986             Associates (family
400 Essex Street                                                          investment trust
Beverly, MA 01915                                                         office)
11/14/43


                                     OTHER
           NAME,                 DIRECTORSHIPS
        ADDRESS, AND                HELD BY
       DATE OF BIRTH                TRUSTEE
--------------------------------------------------
Samuel C. Fleming             Port Financial Corp.
c/o Decision Resources, Inc.
1100 Winter Street
Waltham, MA 02154
9/30/40
Benjamin M. Friedman                  None
c/o Harvard University
Cambridge, MA 02138
8/5/44
John H. Hewitt                        None
P.O. Box 2333
New London, NH 03257
4/11/35
Caleb Loring III                      None
c/o Essex Street Associates
400 Essex Street
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                                        NUMBER OF
                                                                                                      PORTFOLIOS IN
           NAME,                                       TERM OF OFFICE     PRINCIPAL OCCUPATION(S)      FUND COMPLEX
        ADDRESS, AND              POSITION(S)          AND LENGTH OF           DURING PAST 5           OVERSEEN BY
       DATE OF BIRTH            HELD WITH TRUST         TIME SERVED                YEARS                 TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
Richard S. Wood                   Trustee and       President since       Vice Chairman,                    22
c/o Standish Mellon Asset          President        4/26/1989             President and Chief
Management,                                                               Investment Officer,
One Financial Center                                                      Standish Mellon Asset
Boston, MA 02111                                                          Management
5/20/54


                                     OTHER
           NAME,                 DIRECTORSHIPS
        ADDRESS, AND                HELD BY
       DATE OF BIRTH                TRUSTEE
----------------------------------------------
Richard S. Wood                       None
c/o Standish Mellon Asset
Management,
One Financial Center
Boston, MA 02111
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                                          NUMBER OF
                                                                                                        PORTFOLIOS IN
             NAME,                                       TERM OF OFFICE     PRINCIPAL OCCUPATION(S)      FUND COMPLEX
          ADDRESS, AND              POSITION(S)          AND LENGTH OF           DURING PAST 5           OVERSEEN BY
         DATE OF BIRTH            HELD WITH TRUST         TIME SERVED                YEARS                 TRUSTEE
  -----------------------------------------------------------------------------------------------------------------------
  Beverly E. Banfield            Vice President and   Vice President since  Director and Secretary;           22
  c/o Standish Mellon Asset          Secretary        1996; Secretary       Compliance Manager,
  Management,                                         since 2002            Standish Mellon Asset
  One Financial Center                                                      Management
  Boston, MA 02111
  7/6/56

  Steven M. Anderson             Vice President and   Vice President since  Assistant Vice                    22
  c/o Standish Mellon Asset          Treasurer        1999; Treasurer       President and Mutual
  Management,                                         since 2002            Funds Controller,
  One Financial Center                                                      Mellon Institutional
  Boston, MA 02111                                                          Asset Management
  7/14/65

  Denise B. Kneeland               Assistant Vice     Since 1996            Vice President and                22
  c/o Standish Mellon Asset          President                              Manager, Mutual Funds
  Management,                                                               Operations, Standish
  One Financial Center                                                      Mellon Asset Management
  Boston, MA 02111
  8/19/51

  Lisa Kane                        Assistant Vice     Since 1999            Assistant Vice                    22
  c/o Standish Mellon Asset          President                              President and Client
  Management,                                                               Manager, Standish
  One Financial Center                                                      Mellon Asset Management
  Boston, MA 02111
  6/25/70

  Cara E. Hultgren,                Assistant Vice     Since 2001            Assistant Manager,                22
  c/o Standish Mellon Asset          President                              Mutual Fund Operations
  Management,                                                               since 2000; Shareholder
  One Financial Center                                                      Representative,
  Boston MA 02111                                                           Standish Mellon Asset
  1/19/71                                                                   Management

  Jonathan M. Windham,             Assistant Vice     Since 2001            Performance Analyst,              22
  c/o Standish Mellon Asset          President                              Mutual Fund Operations
  Management,                                                               since 2000; Pricing
  One Financial Center,                                                     Analyst, PFPC 1998-2000
  Boston MA 02111
  4/7/75

  Scott Simonds,                   Assistant Vice     Since 2002            Compliance Analyst,               22
  c/o Standish Mellon Asset          President                              Boston Partners; Fund
  Management,                                                               Accountant, Mellon
  One Financial Center,                                                     Financial Corp.
  Boston MA 02111
  8/17/60


                                       OTHER
             NAME,                 DIRECTORSHIPS
          ADDRESS, AND                HELD BY
         DATE OF BIRTH                TRUSTEE
  ----------------------------------------------
  Beverly E. Banfield                   None
  c/o Standish Mellon Asset
  Management,
  One Financial Center
  Boston, MA 02111
  7/6/56
  Steven M. Anderson                    None
  c/o Standish Mellon Asset
  Management,
  One Financial Center
  Boston, MA 02111
  7/14/65
  Denise B. Kneeland                    None
  c/o Standish Mellon Asset
  Management,
  One Financial Center
  Boston, MA 02111
  8/19/51
  Lisa Kane                             None
  c/o Standish Mellon Asset
  Management,
  One Financial Center
  Boston, MA 02111
  6/25/70
  Cara E. Hultgren,                     None
  c/o Standish Mellon Asset
  Management,
  One Financial Center
  Boston MA 02111
  1/19/71
  Jonathan M. Windham,                  None
  c/o Standish Mellon Asset
  Management,
  One Financial Center,
  Boston MA 02111
  4/7/75
  Scott Simonds,                        None
  c/o Standish Mellon Asset
  Management,
  One Financial Center,
  Boston MA 02111
  8/17/60

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH HIGH YIELD BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish High Yield Bond Portfolio
    ("Portfolio"), at value (Note 1A)                           $41,236,501
  Receivable for Fund shares sold                                        40
  Prepaid expenses                                                   15,441
                                                                -----------
    Total assets                                                 41,251,982
                                                                -----------
LIABILITIES
  Accrued accounting, custody and transfer agent fees    $2,410
  Accrued expenses and other liabilities                 9,679
                                                         -----
    Total liabilities                                                12,089
                                                                -----------
NET ASSETS                                                      $41,239,893
                                                                ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                               $56,424,115
  Accumulated net realized loss                                 (12,728,833)
  Undistributed net investment income                               253,581
  Net unrealized depreciation                                    (2,708,970)
                                                                -----------
TOTAL NET ASSETS                                                $41,239,893
                                                                ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                         2,911,242
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                               $     14.17
                                                                ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH HIGH YIELD BOND FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                           $ 1,824,051
  Dividend income allocated from Portfolio                               112,250
  Expenses allocated from Portfolio                                     (108,247)
                                                                     -----------
    Net investment income allocated from Portfolio                     1,828,054
EXPENSES
  Accounting, custody, and transfer agent fees           $   14,973
  Legal and audit services                                    7,334
  Registration fees                                           6,317
  Amortization of organizational expenses (Note 1C)           1,532
  Trustees' fees and expenses (Note 2)                          992
  Insurance expense                                             552
  Miscellaneous                                               6,147
                                                         ----------
    Total expenses                                           37,847

Deduct:
  Reimbursement of Fund operating expenses (Note 2)         (37,847)
                                                         ----------
      Net expenses                                                             0
                                                                     -----------
        Net investment income                                          1,828,054
                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss allocated from Portfolio on:
    Investment security transactions                     (2,613,770)
    Foreign currency transactions and forward foreign
      currency exchange contracts                          (141,043)
                                                         ----------
      Net realized loss                                               (2,754,813)
  Change in unrealized appreciation (depreciation)
    allocated from Portfolio on:
    Investment securities                                   556,961
    Foreign currency and forward foreign currency
      exchange contracts                                    (98,289)
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                   458,672
                                                                     -----------
    Net realized and unrealized loss on investments                   (2,296,141)
                                                                     -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                           $  (468,087)
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH HIGH YIELD BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2002       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,828,054        $ 3,897,326
  Net realized loss                                         (2,754,813)        (4,708,865)
  Change in net unrealized appreciation (depreciation)         458,672            924,092
                                                           -----------        -----------
  Net increase (decrease) in net assets from investment
    operations                                                (468,087)           112,553
                                                           -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                (1,563,667)        (3,594,597)
  Return of capital                                                 --            (24,330)
                                                           -----------        -----------
    Total distributions to shareholders                     (1,563,667)        (3,618,927)
                                                           -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                           3,647,705         20,105,805
  Value of shares issued to shareholders in payment of
    distributions declared                                   1,287,722          2,165,577
  Cost of shares redeemed                                   (7,965,456)        (4,269,917)
                                                           -----------        -----------
  Net increase (decrease) in net assets from Fund share
    transactions                                            (3,030,029)        18,001,465
                                                           -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (5,061,783)        14,495,091
NET ASSETS
  At beginning of period                                    46,301,676         31,806,585
                                                           -----------        -----------
  At end of period
    (including undistributed net investment income of
    $253,581 and distributions in excess of net
    investment income of $10,806, respectively)            $41,239,893        $46,301,676
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH HIGH YIELD BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                        FOR THE PERIOD
                                           SIX MONTHS                                                    JUNE 2, 1997
                                              ENDED               YEAR ENDED DECEMBER 31,              (COMMENCEMENT OF
                                          JUNE 30, 2002  ------------------------------------------      OPERATIONS)
                                           (UNAUDITED)    2001(a)     2000       1999       1998     TO DECEMBER 31, 1997
                                          -------------  ---------  ---------  ---------  ---------  --------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 14.88      $ 15.88    $ 17.39    $ 19.02    $ 20.51         $ 20.00
                                             -------      -------    -------    -------    -------         -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.63(1)      1.40(1)    1.64(1)    1.84(1)    1.70(1)         0.98(1)
  Net realized and unrealized gain
    (loss) on investments                      (0.79)       (1.18)     (1.19)     (1.45)     (1.52)           0.26
                                             -------      -------    -------    -------    -------         -------
Total from investment operations               (0.16)        0.22       0.45       0.39       0.18            1.24
                                             -------      -------    -------    -------    -------         -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.55)       (1.21)     (1.93)     (2.00)     (1.67)          (0.63)
  From net realized gain on investments           --           --         --         --         --           (0.10)
  From tax return of capital                      --        (0.01)     (0.03)     (0.02)        --              --
                                             -------      -------    -------    -------    -------         -------
Total distributions to shareholders            (0.55)       (1.22)     (1.96)     (2.02)     (1.67)          (0.73)
                                             -------      -------    -------    -------    -------         -------
NET ASSET VALUE, END OF PERIOD               $ 14.17      $ 14.88    $ 15.88    $ 17.39    $ 19.02         $ 20.51
                                             =======      =======    =======    =======    =======         =======
TOTAL RETURN+++                                (1.24)%++     1.52%      2.84%      2.20%      0.86%           6.20%++
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*(2)                                 0.50%+       0.50%      0.37%      0.00%      0.00%           0.00%+
  Net Investment Income (to average
    daily net assets)*                          8.49%+       8.86%     10.41%      9.87%      8.40%           8.07%+
  Net Assets, End of Period (000's
    omitted)                                 $41,240      $46,302    $31,807    $31,138    $40,457         $27,398

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment adisory fee payable to the Portfolio and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share              $0.59(1)     $1.33(1)  $  1.64(1) $  1.64(1) $  1.51(1)       $0.74(1)
Ratios (to average daily net assets):
  Expenses(2)                                 1.01%+       0.97%       1.11%      1.08%      0.91%          1.96%+
  Net investment income                       7.98%+       8.39%       9.67%      8.79%      7.49%          6.11%+

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05 and decrease the ratio of net investment income to average net assets from 9.20% to 8.86%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Standish High Yield Bond Portfolio's (formerly the Standish World High Yield Portfolio) allocated expenses.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH HIGH YIELD BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish High Yield Bond Fund (formerly, Standish World High Yield Fund) (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to maximize total return, consisting primarily of a high level of income. The Fund invests all of its investable assets in an interest of the Standish High Yield Bond Portfolio (formerly, Standish World High Yield Portfolio) (the "Portfolio"), a subtrust of the Standish, Ayer & Wood Master Portfolio ( the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio Trust seeks to achieve its objective by investing, under normal circumstances, at least 80% of assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferreds and warrants. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DEFERRED ORGANIZATION EXPENSE

      Costs incurred by the Fund in connection with its organization and initial registration were amortized, on a straight-line basis, over the five year period since the Fund's inception on June 2, 1997.

     D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, amortization and/or accretion of premiums and discounts on certain securities, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                         STANDISH HIGH YIELD BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     E. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time. Pursuant to this agreement, for the six months ended June 30, 2002, Standish Mellon voluntarily reimbursed the Fund for $37,847 of its operating expenses.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2002 aggregated $3,647,665 and $8,991,028, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   JUNE 30, 2002         YEAR ENDED
                                                                    (UNAUDITED)      DECEMBER 31, 2001
                                                                  ----------------  --------------------
         Shares sold                                                     243,616            1,248,696
         Shares issued to shareholders in payment of
           distributions declared                                         87,796              145,422
         Shares redeemed                                                (531,385)            (285,857)
                                                                    ------------      ---------------
         Net increase (decrease)                                        (199,973)           1,108,261
                                                                    ============      ===============

      At June 30, 2002, two shareholders held of record approximately 61% and 14%, of the total outstanding shares of the Fund, respectively.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR          VALUE
SECURITY                                 RATE     MATURITY                                                 VALUE       (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 89.8%
CONVERTIBLE CORPORATE BONDS -- 1.7%
Davita, Inc.                              7.000% 05/15/2009  USD                                             485,000  $   479,985
Echostar DBS Corp.                        4.875% 01/01/2007                                                  175,000      126,000
Omnicare, Inc.                            5.000% 12/01/2007                                                   75,000       70,662
Royal Caribbean Cruises Step Up
  Notes(a)                                0.000% 05/18/2021                                                   50,000       20,375
                                                                                                                      -----------
Total Convertible Corporate Bonds (Cost $698,333)                                                                         697,022
                                                                                                                      -----------
CORPORATE -- 70.2%
BANKING -- 0.2%
GS Escrow Corp. 144A Senior Notes         7.125% 08/01/2005                                                  100,000      106,161
                                                                                                                      -----------
BASIC INDUSTRY -- 9.6%
AK Steel Corp. 144A                       7.750% 06/15/2012                                                  200,000      199,000
Burns Philp & Capital Property Ltd.
  144A Senior Sub Notes                   9.750% 07/15/2012                                                  325,000      321,750
Crompton Corp. Senior Notes               8.500% 03/15/2005                                                   75,000       77,544
CSC Holdings, Inc.                        8.125% 08/15/2009                                                  450,000      364,500
CSC Holdings, Inc.                        7.875% 12/15/2007                                                  225,000      182,250
CSC Holdings, Inc. Senior Notes           8.125% 07/15/2009                                                  325,000      263,250
Earle M. Jorgensen Co. 144A               9.750% 06/01/2012                                                  100,000       99,000
Great Lakes Dredge & Dock Co.            11.250% 08/15/2008                                                  200,000      210,000
Huntsman International LLC 144A
  Senior Notes                            9.875% 03/01/2009                                                  225,000      225,000
IMC Global, Inc.                         10.875% 06/01/2008                                                  525,000      564,375
Johnsondiversey, Inc. 144A Senior Sub
  Notes                                   9.625% 05/15/2012                                                  130,000      135,200
Kansas City Southern 144A Senior
  Notes                                   7.500% 06/15/2009                                                  250,000      250,000
Pioneer Natural Resources Co. Senior
  Notes                                   8.250% 08/15/2007                                                  100,000      101,500
Polyone Corp.                             8.875% 05/01/2012                                                   90,000       91,170
Russell Corp. 144A Senior Notes           9.250% 05/01/2010                                                  125,000      128,437
Ryland Group, Inc. Senior Notes           8.000% 08/15/2006                                                  225,000      229,500
Steel Dynamics, Inc. 144A Senior
  Notes                                   9.500% 03/15/2009                                                  450,000      477,000
Witco Corp.                               6.125% 02/01/2006                                                   50,000       47,143
                                                                                                                      -----------
                                                                                                                        3,966,619
                                                                                                                      -----------
CAPITAL GOODS -- 4.8%
Alliant Techsystems, Inc.                 8.500% 05/15/2011                                                   75,000       76,500
Allied Waste Industries                   8.875% 04/01/2008                                                  275,000      272,250
Allied Waste Industries 144A Notes       10.000% 08/01/2009                                                  350,000      345,625
Allied Waste Industries Series B          7.375% 01/01/2004                                                  125,000      121,250
Allied Waste Industries Series B          8.500% 12/01/2008                                                  300,000      294,750
American Standard, Inc.                   7.375% 02/01/2008                                                   75,000       75,750
NVR Inc. Senior Notes                     8.000% 06/01/2005                                                  420,000      424,200
Stone Container Corp. 144A Senior
  Notes                                   8.375% 07/01/2012                                                  360,000      360,000
                                                                                                                      -----------
                                                                                                                        1,970,325
                                                                                                                      -----------
COMMUNICATIONS -- 3.2%
Block Communciations, Inc. 144A
  Senior Sub Notes                        9.250% 04/15/2009                                                  625,000      621,875
Entercom Communications Corp.             7.625% 03/01/2014                                                   50,000       49,250
Qwest Capital Funding                     6.875% 07/15/2028                                                  125,000       61,875

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR          VALUE
SECURITY                                 RATE     MATURITY                                                 VALUE       (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS (CONTINUED)
Salem Communications Corp. Senior Sub
  Notes                                   9.500% 10/01/2007  USD                                             475,000  $   498,750
Worldcom, Inc.                            8.250% 05/15/2031                                                  620,000       99,200
                                                                                                                      -----------
                                                                                                                        1,330,950
                                                                                                                      -----------
CONSUMER CYCLICAL -- 26.6%
American Media Operations                10.250% 05/01/2009                                                  100,000      105,000
Ameristar Casinos, Inc.                  10.750% 02/15/2009                                                  675,000      722,250
Anchor Gaming Co.                         9.875% 10/15/2008                                                  675,000      797,894
Argosy Gaming Co.                        10.750% 06/01/2009                                                  600,000      646,500
Charter Communications Holdings LLC
  Senior Notes                            8.250% 04/01/2007                                                  575,000      385,250
Charter Communications Holdings LLC
  Senior Step Up Notes(a)                 0.000% 01/15/2010                                                  100,000       45,000
Chumash Casino & Resort 144A Senior
  Notes                                   9.000% 07/15/2010                                                  675,000      681,750
D.R. Horton, Inc.                        10.500% 04/01/2005                                                  350,000      374,500
D.R. Horton, Inc. 144A Senior Notes       8.500% 04/15/2012                                                  275,000      279,125
Echostar DBS Corp. 144A Senior Notes      9.125% 01/15/2009                                                  650,000      604,500
Entravision Communications Corp. 144A
  Senior Sub Notes                        8.125% 03/15/2009                                                  125,000      125,000
Extended Stay America, Inc. Senior
  Sub Notes                               9.875% 06/15/2011                                                  285,000      293,550
Fox Sports Networks LLC Step Up
  Notes(a)                                0.000% 08/15/2007                                                  100,000      102,250
Hollywood Casino Corp.                   11.250% 05/01/2007                                                  250,000      269,375
Host Marriott LP 144A Senior Notes        9.500% 01/15/2007                                                  150,000      151,500
Host Marriott LP Senior Notes             8.375% 02/15/2006                                                  450,000      441,000
Isle of Capri Casinos                     8.750% 04/15/2009                                                  660,000      663,300
John Q Hamons Hotels, Inc. 144A           8.875% 05/15/2012                                                  200,000      197,000
Kaufman & Broad Home Corp. Senior
  Notes                                   7.750% 10/15/2004                                                  125,000      127,500
Lamar Media Corp.                         8.625% 09/15/2007                                                  225,000      228,375
Lear Corp.                                7.960% 05/15/2005                                                  225,000      228,937
MeriStar Hospitality Corp.                9.000% 01/15/2008                                                  225,000      218,250
Mohegan Tribal Gaming Authority           8.750% 01/01/2009                                                   50,000       51,750
Mohegan Tribal Gaming Authority
  Senior Notes                            8.375% 07/01/2011                                                  550,000      561,000
Mohegan Tribal Gaming Authority
  Senior Sub Notes                        8.125% 01/01/2006                                                  350,000      357,000
Panavision, Inc. Step Up Sub Notes(a)     9.625% 02/01/2006                                                  400,000      160,000
Premier Parks, Inc.                       9.750% 06/15/2007                                                  225,000      231,750
Regal Cinemas, Inc. 144A                  9.375% 02/01/2012                                                  375,000      390,000
Scotts Company                            8.625% 01/15/2009                                                  475,000      489,250
Six Flags, Inc. Senior Notes              9.500% 02/01/2009                                                  100,000      101,500
Speedway Motorsports                      8.500% 08/15/2007                                                  400,000      412,000
Station Casinos, Inc.                     8.375% 02/15/2008                                                  200,000      204,500
TCI Communications, Inc. Senior Notes     6.875% 02/15/2006                                                  105,000       99,487
Univision Communications, Inc.            7.850% 07/15/2011                                                  200,000      209,706
                                                                                                                      -----------
                                                                                                                       10,955,749
                                                                                                                      -----------
CONSUMER NONCYCLICAL -- 10.9%
Chattem, Inc.                             8.875% 04/01/2008                                                  250,000      253,750
Conmed Corp. Notes                        9.000% 03/15/2008                                                  400,000      413,000
Constellation Brands, Inc. Series B       8.125% 01/15/2012                                                  100,000      103,500
Elizabeth Arden, Inc.                    11.750% 02/01/2011                                                  100,000      102,000
Extendicare Health Services 144A
  Senior Notes                            9.500% 07/01/2010                                                  100,000      100,750
HCA - The Healthcare Co.                  8.750% 09/01/2010                                                  225,000      251,772
HCA - The Healthcare Co. Senior Notes     7.875% 02/01/2011                                                  100,000      106,411

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR          VALUE
SECURITY                                 RATE     MATURITY                                                 VALUE       (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICAL (CONTINUED)
Healthsouth Corp. Senior Notes            8.375% 10/01/2011  USD                                             450,000  $   470,250
Ingles Markets, Inc.                      8.875% 12/01/2011                                                  350,000      348,250
Marsh Supermarket, Inc. Series B          8.875% 08/01/2007                                                  550,000      554,125
Pathmark Stores                           8.750% 02/01/2012                                                  275,000      279,125
Stater Brothers Holdings Senior Notes    10.750% 08/15/2006                                                  650,000      671,125
Tricon Global Restaurant, Inc. Senior
  Notes                                   7.450% 05/15/2005                                                  150,000      152,250
Tricon Global Restaurant, Inc. Senior
  Notes                                   7.650% 05/15/2008                                                  175,000      177,625
Tricon Global Restaurant, Inc. Senior
  Notes                                   8.875% 04/15/2011                                                  475,000      503,500
                                                                                                                      -----------
                                                                                                                        4,487,433
                                                                                                                      -----------
ELECTRIC -- 1.6%
Niagara Mohawk Power Step Up Notes(a)     0.000% 07/01/2010                                                  700,000      669,060
                                                                                                                      -----------
ENERGY -- 7.9%
Amerigas Partners Senior Notes            8.875% 05/20/2011                                                  450,000      468,000
Calpine Corp. Senior Notes                8.500% 02/15/2011                                                  400,000      270,000
Chesapeake Energy Corp.                   8.125% 04/01/2011                                                  175,000      172,375
Chesapeake Energy Corp.                   8.375% 11/01/2008                                                  275,000      273,625
CMS Energy Corp. Senior Notes             8.500% 04/15/2011                                                   75,000       57,000
CMS Energy Corp. Senior Notes             9.875% 10/15/2007                                                  550,000      429,000
El Paso Energy Partners                   8.500% 06/01/2011                                                   80,000       79,200
Pioneer Natural Resources Co.             7.500% 04/15/2012                                                   75,000       74,625
Pogo Producing Co. 144A                   8.250% 04/15/2011                                                   55,000       55,000
Swift Energy Co. Senior Sub Notes         9.375% 05/01/2012                                                  100,000       95,000
Vintage Petroleum, Inc. Senior Sub
  Notes                                   7.875% 05/15/2011                                                  225,000      204,750
Waste Management, Inc. Senior Notes       7.375% 08/01/2010                                                  600,000      623,313
Western Resources, Inc. 144A              7.875% 05/01/2007                                                  125,000      126,406
XTO Energy, Inc. Senior Notes             7.500% 04/15/2012                                                  315,000      319,725
                                                                                                                      -----------
                                                                                                                        3,248,019
                                                                                                                      -----------
FINANCIAL -- 1.8%
Crescent Real Estate Equity REIT 144A
  Senior Notes                            9.250% 04/15/2009                                                  375,000      387,981
Felcor Lodging LP REIT                    9.500% 09/15/2008                                                  100,000      100,500
La Quinta Corp. REIT                      7.820% 09/10/2026                                                  100,000      100,000
MeriStar Hospitality Corp. 144A
  Senior Notes REIT                      10.500% 06/15/2009                                                  175,000      177,625
                                                                                                                      -----------
                                                                                                                          766,106
                                                                                                                      -----------
HEALTH CARE -- 0.5%
Columbia/HCA Healthcare                   8.850% 01/01/2007                                                  175,000      192,373
                                                                                                                      -----------
PUBLIC UTILITY -- 1.9%
AES Corp. Senior Notes                    8.875% 02/15/2011                                                  550,000      332,750
AES Corp. Senior Notes                    9.375% 09/15/2010                                                  550,000      357,500
NiSource Finance Corp.                    7.875% 11/15/2010                                                   75,000       77,645
                                                                                                                      -----------
                                                                                                                          767,895
                                                                                                                      -----------
TECHNOLOGY -- 0.7%
L-3 Communcations Corp. 144A Senior
  Sub Notes                               7.625% 06/15/2012                                                  275,000      276,375
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR          VALUE
SECURITY                                 RATE     MATURITY                                                 VALUE       (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION -- 0.5%
Delta Air Lines                           7.900% 12/15/2009  USD                                             250,000  $   225,000
                                                                                                                      -----------
Total Corporate (Cost $29,982,651)                                                                                     28,962,065
                                                                                                                      -----------
YANKEE BONDS -- 11.9%
Banque Centrale de Tunisie                7.375% 04/25/2012                                                   45,000       43,425
Biovail Corp. Senior Sub Notes            7.875% 04/01/2010                                                  175,000      170,271
British Sky Broadcasting                  8.200% 07/15/2009                                                  425,000      417,860
British Sky Broadcasting                  6.875% 02/23/2009                                                   75,000       71,797
Colt Telecom Group PLC Senior Step Up
  Notes(a)                               12.000% 12/15/2006                                                  165,000       89,100
Corus Entertainment, Inc. 144A Senior
  Sub Notes                               8.750% 03/01/2012                                                  400,000      408,000
Dominican Republic 144A                   9.500% 09/27/2006                                                   40,000       42,100
GT Group Telecom, Inc. Senior Step Up
  Notes(a){*}                             0.000% 02/01/2010                                                  925,000        4,625
Kingdom of Morocco(b)                     2.750% 01/05/2009                                                   25,000       22,125
Ministry Finance of Russia                3.000% 05/14/2003                                                   95,000       91,912
Ministry Finance of Russia                3.000% 05/14/2008                                                  115,000       77,912
Ministry Finance of Russia                3.000% 05/14/2011                                                   80,000       45,400
Petroliam Nasional Berhad 144A            7.750% 08/15/2015                                                  100,000      104,849
Petronas Capital Ltd. 144A                7.875% 05/22/2022                                                   85,000       85,099
Quebecor Media, Inc. Senior Notes        11.125% 07/15/2011                                                  220,000      217,800
Republic of Brazil                       10.125% 05/15/2027                                                   75,000       39,750
Republic of Bulgaria 144A                 8.250% 01/15/2015                                                   90,000       89,325
Republic of Bulgaria Series A(b)          2.813% 07/28/2024                                                   45,000       40,275
Republic of Colombia                      9.750% 04/23/2009                                                  130,000      126,425
Republic of Colombia                     11.750% 02/25/2020                                                   40,000       39,140
Republic of Ecuador 144A                 12.000% 11/15/2012                                                   10,000        7,050
Republic of Ecuador 144A Step Up
  Notes                                   5.000% 08/15/2030                                                   50,000       25,250
Republic of El Salvador 144A              8.250% 04/10/2032                                                   50,000       47,750
Republic of Panama                        8.875% 09/30/2027                                                   40,000       35,200
Republic of Panama                        9.625% 02/08/2011                                                   20,000       19,400
Republic of Philippines                   8.375% 03/12/2009                                                   45,000       44,887
Republic of Philippines                   9.375% 01/18/2017                                                   55,000       56,375
Republic of Philippines                  10.625% 03/16/2025                                                   40,000       41,340
Republic of South Africa                  7.375% 04/25/2012                                                   55,000       54,450
Republic of South Africa                  9.125% 05/19/2009                                                   50,000       56,000
Republic of Uruguay                       7.625% 01/20/2012                                                   15,000        8,550
Royal Caribbean Cruises                   7.500% 10/15/2027                                                  175,000      127,750
Royal Caribbean Cruises Senior Notes      8.125% 07/28/2004                                                  100,000       96,000
Royal Caribbean Cruises Senior Notes      8.750% 02/02/2011                                                  625,000      587,500
Russian Federation                        5.000% 03/31/2030                                                  393,950      273,795
Russian Federation                       12.750% 06/24/2028                                                   50,000       60,250
Tembec Industries, Inc.                   8.500% 02/01/2011                                                  225,000      231,750
Tyco International Group SA               4.950% 08/01/2003                                                  225,000      195,188
Tyco International Group SA               6.375% 10/15/2011                                                  125,000       96,250
Ukraine Government Senior Notes          11.000% 03/15/2007                                                   35,600       35,956
United Mexican States                     8.300% 08/15/2031                                                   45,000       43,763
United Mexican States                     8.375% 01/14/2011                                                   80,000       83,000
United Mexican States                     9.875% 02/01/2010                                                  195,000      219,083
United Mexican States Series A            6.250% 12/31/2019                                                  250,000      236,563
                                                                                                                      -----------
Total Yankee Bonds (Cost $5,696,182)                                                                                    4,910,290
                                                                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR          VALUE
SECURITY                                 RATE     MATURITY                                                 VALUE       (NOTE 1A)
---------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY -- 0.7%
PASS THRU SECURITIES -- 0.7%
FMAC Loan Receivables Trust 1997-A D
  144A                                    8.140% 04/15/2019  USD                                             350,000  $    24,500
GMAC Commercial Mortgage Securities,
  Inc. 1996-C1 F
  Non-ERISA                               7.860% 11/15/2006                                                  250,000      248,203
                                                                                                                      -----------
Total Non-Agency (Cost $287,407)                                                                                          272,703
                                                                                                                      -----------
FOREIGN DENOMINATED -- 5.3%
EURO -- 4.6%
Bundes Obligation Series 136              5.000% 08/19/2005  EUR                                              70,000       70,813
Colt Telecom Europe PLC CVT               2.000% 12/16/2006                                                  125,000       47,073
Colt Telecom Group PLC CVT                2.000% 03/29/2006                                                  200,000       79,280
Deutschland Republic                      5.250% 07/04/2010                                                   70,000       71,021
Exodus Communications Senior Notes{*}    11.375% 07/15/2008                                                  660,000      111,190
Kamps AG 144A Senior Notes                8.500% 02/15/2009                                                  590,000      628,542
Messer Greisheim Holdings AG Senior
  Notes                                  10.375% 06/01/2011                                                  425,000      454,869
Sanitec International SA 144A Senior
  Notes                                   9.000% 05/15/2012                                                  150,000      154,596
Tyco International Group SA               4.375% 11/19/2004                                                  150,000      114,461
Tyco International Group SA               5.500% 11/19/2008                                                  260,000      182,939
                                                                                                                      -----------
                                                                                                                        1,914,784
                                                                                                                      -----------
JAPAN -- 0.5%
Republic of Algeria(b)                    0.938% 03/04/2010  JPY                                          27,654,626      192,832
                                                                                                                      -----------
MEXICO -- 0.2%
Mexican Fixed Rate Bonds                 10.500% 07/14/2011  MXN                                             700,000       71,853
                                                                                                                      -----------
Total Foreign Denominated (Cost $2,594,544)                                                                             2,179,469
                                                                                                                      -----------
TOTAL BONDS AND NOTES (COST $39,259,117)                                                                               37,021,549
                                                                                                                      -----------

                                                                       SHARES
-----------------------------------------------------------------------------------------------
EQUITIES -- 0.0%
COMMON STOCKS -- 0.0%
GH Water Supply Holdings Ltd. 144A (Hong
  Kong)*                                                                    3,644             0
Guangdong Alliance Ltd. 144A (Hong Kong)*                                   9,590             0
Guangdong Investment Ltd. (Hong Kong)*                                          1             0
HK Property Co. (Hong Kong)*                                                9,590             0
                                                                                   ------------
                                                                                              0
                                                                                   ------------
TOTAL EQUITIES (COST $1)                                                                      0
                                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       PAR
SECURITY                                                               SHARES         VALUE
-----------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 7.1%
CONVERTIBLE PREFERRED STOCKS -- 3.0%
Equity Office Properties Trust 144A CVT Pfd                                17,000  $    769,250
Ford Motor Co. Capital Trust II 6.50% CVT Pfd                               1,850       104,063
General Motors Corp. Series B 5.25% CVT Pfd                                 3,000        78,810
Six Flags, Inc. 7.25% CVT Pfd                                              13,600       304,912
                                                                                   ------------
Total Convertible Preferred Stocks (Cost $1,310,895)                                  1,257,035
                                                                                   ------------
NON-CONVERTIBLE PREFERRED STOCKS -- 4.1%
CSC Holdings, Inc. 11.125% Pfd                                              1,500        96,000
Global Crossing PIK 10.50% Pfd*                                             4,210            42
Golden State Bancorp 9.125% Pfd                                            61,000     1,592,710
                                                                                   ------------
Total Non-Convertible Preferred Stocks (Cost $1,979,625)                              1,688,752
                                                                                   ------------
TOTAL PREFERRED STOCKS (COST $3,290,520)                                              2,945,787
                                                                                   ------------
WARRANTS -- 0.0%
COMMUNICATIONS -- 0.0%
GT Group Telecom, Inc., 02/01/2010*                                           925             0
McLeod USA, Inc., 04/16/2007*{*}                                            3,379         1,183
                                                                                   ------------
TOTAL WARRANTS (COST $19,251)                                                             1,183
                                                                                   ------------

TOTAL INVESTMENTS -- 96.9% (COST
 $42,568,889)                             $  39,968,519
OTHER ASSETS, LESS LIABILITIES -- 3.1%        1,268,094
                                          -------------
NET ASSETS -- 100.0%                      $  41,236,613
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT - Convertible
EUR - Euro
JPY - Japanese Yen
MXN - Mexican Peso
PIK - Payment-in-kind
REIT - Real Estate Investment Trust
Step Up - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2002.
Maturity date disclosed is the ultimate maturity.
USD - United States Dollar

(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
{*}  Defaulted security.
(b)  Variable Rate Security; rate indicated is as of 6/30/02.
*    Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERCENTAGE
                                                                OF NET
INDUSTRY SECTOR                                                 ASSETS
------------------------------------------------------------------------

Consumer Cyclical                                               29.6%
Basic Industry                                                  14.5%
Consumer Non-cyclical                                           12.8%
Financial                                                        9.4%
Energy                                                           8.3%
Communications                                                   6.4%
Capital Goods                                                    6.2%
Foreign Government                                               5.2%
Public Utility                                                   1.9%
Electric                                                         1.6%
Transportation                                                   0.6%
Banking                                                          0.4%
                                                                -----
                                                                96.9%

                                                              PERCENTAGE
                                                                OF NET
TOP TEN COUNTRIES                                               ASSETS
------------------------------------------------------------------------

United States of America                                        81.4%
Germany                                                          3.0%
Liberia                                                          2.0%
United Kingdom                                                   1.7%
Mexico                                                           1.6%
Luxembourg                                                       1.6%
Russia                                                           1.3%
Canada                                                           1.1%
Algeria                                                          0.5%
Malaysia                                                         0.5%

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $42,568,889)                                                    $39,968,519
  Receivable for investments sold                                     1,739,565
  Receivable from investment adviser (Note 2)                             3,348
  Interest and dividends receivable                                     908,981
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                           8,097
  Receivable for closed forward foreign currency
    exchange contracts (Note 5)                                           9,813
  Prepaid expenses                                                        6,723
                                                                    -----------
    Total assets                                                     42,645,046
LIABILITIES
  Payable for investments purchased                      $1,214,780
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                            127,651
  Due to custodian                                          38,931
  Accrued accounting and custody fees                        7,243
  Accrued trustees' fees and expenses (Note 2)                 342
  Accrued expenses and other liabilities                    19,486
                                                         ---------
    Total liabilities                                                 1,408,433
                                                                    -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS)                                                        $41,236,613
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                    $1,824,055
  Dividend income                                                       112,251
                                                                     ----------
    Total income                                                      1,936,306
EXPENSES
  Investment advisory fee (Note 2)                       $  108,486
  Accounting and custody fees                                47,524
  Legal and audit services                                   17,260
  Insurance expense                                           4,981
  Trustees' fees and expenses (Note 2)                        2,214
  Amortization of organizational expenses (Note 1F)             478
  Miscellaneous                                               1,025
                                                         ----------
    Total expenses                                          181,968

Deduct:
  Waiver of investment advisory fee                         (73,721)
                                                         ----------
  Net expenses                                                          108,247
                                                                     ----------
      Net investment income                                           1,828,059
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss
    Investment security transactions                     (2,613,777)
    Foreign currency transactions and forward foreign
      currency exchange contracts                          (141,043)
                                                         ----------
      Net realized loss                                              (2,754,820)
  Change in unrealized appreciation (depreciation)
  Investment securities                                     556,964
  Foreign currency and forward foreign currency
    exchange contracts                                      (98,289)
                                                         ----------
      Change in net unrealized appreciation
        (depreciation)                                                  458,675
                                                                     ----------
  Net realized and unrealized loss                                   (2,296,145)
                                                                     ----------
      Net Decrease in Net Assets from Operations                     $ (468,086)
                                                                     ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2002       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $ 1,828,059        $ 3,897,569
  Net realized loss                                         (2,754,820)        (4,708,875)
  Change in net unrealized appreciation (depreciation)         458,675            924,092
                                                           -----------        -----------
  Net increase (decrease) in net assets from investment
    operations                                                (468,086)           112,786
                                                           -----------        -----------
CAPITAL TRANSACTIONS
  Contributions                                              3,647,665         20,114,689
  Withdrawals                                               (8,991,028)        (4,997,771)
                                                           -----------        -----------
  Net increase (decrease) in net assets from capital
    transactions                                            (5,343,363)        15,116,918
                                                           -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (5,811,449)        15,229,704
NET ASSETS
  At beginning of period                                    47,048,062         31,818,358
                                                           -----------        -----------
  At end of period                                         $41,236,613        $47,048,062
                                                           ===========        ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                          FOR THE PERIOD
                                           SIX MONTHS                                                      JUNE 2, 1997
                                              ENDED                 YEAR ENDED DECEMBER 31,                (COMMENCEMENT
                                          JUNE 30, 2002  ----------------------------------------------  OF OPERATIONS) TO
                                           (UNAUDITED)      2001(a)       2000       1999       1998     DECEMBER 31, 1997
                                          -------------  -------------  ---------  ---------  ---------  -----------------
TOTAL RETURN+++                                (1.24)%++       1.54%        2.84%      2.20%      0.86%          6.20%++
RATIOS:
  Expenses (to average daily net
    assets)*                                    0.50%+         0.50%        0.37%      0.00%      0.00%          0.00%+
  Net Investment Income (to average
    daily net assets)*                          8.47%+         8.87%       10.37%      9.83%      8.40%          8.07%+
  Portfolio Turnover                              75%++         117%         148%       137%       145%            25%++
  Net Assets, End of Period
    (000's omitted)                          $41,237        $47,048      $31,818    $31,144    $41,641        $27,784

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                      0.83%+        0.81%      0.89%      0.86%      0.75%            1.50%+
  Net investment income                         8.14%+        8.56%      9.85%      8.97%      7.65%            6.57%+

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium anddiscount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income toaverage net assets from 9.20% to 8.87%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the underlying Fund adjusted for the difference in expenses as set out in the notes to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish High Yield Bond Portfolio (formerly, Standish World High Yield Portfolio) (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At June 30, 2002, there was one fund, Standish High Yield Bond Fund (formerly, Standish World High Yield Fund) (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2002 was approximately 100%.

      The objective of the Portfolio is to maximize total return, consisting primarily of a high level of income by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferreds and warrants.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     F. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration were amortized, on a straight-line basis, over the five year period since the Portfolio's inception on June 2, 1997.

     G. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Portfolio's average daily net assets for the six months ended June 30, 2002. Pursuant to this agreement, for the six months ended June 30, 2002, Standish Mellon voluntarily did not impose $73,721 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2002 were $31,803,645 and $35,780,602, respectively. For the six months ended June 30, 2002, the Portfolio did not purchase or sell any long-term U.S. government securities.

(4)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $42,600,813
                                                                       ===========
         Gross unrealized appreciation                                   1,131,330
         Gross unrealized depreciation                                  (3,763,624)
                                                                       -----------
         Net unrealized depreciation                                   $(2,632,294)
                                                                       ===========

(5)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio entered into no such transactions during the six months ended June 30, 2002.

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2002, the Portfolio held the following forward foreign currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                  LOCAL PRINCIPAL    CONTRACT        MARKET          AGGREGATE       UNREALIZED
         CONTRACTS TO DELIVER                         AMOUNT        VALUE DATE        VALUE         FACE AMOUNT     GAIN/(LOSS)
         ------------------------------------------------------------------------------------------------------------------------
         Euro                                          2,401,500    09/18/2002         2,369,904       2,257,705         (112,199)
         Japanese Yen                                 31,177,000    09/18/2002           261,454         249,615          (11,839)
         Mexican Peso                                    772,155    07/24/2002            76,960          82,337            5,377
                                                                                 ---------------  ---------------  --------------
         TOTAL                                                                   $     2,708,318  $    2,589,657   $     (118,661)
                                                                                 ===============  ===============  ==============

      FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                                      MARKET                                MARKET       CONTRACT    UNREALIZED
         CONTRACTS TO DELIVER                          VALUE         IN EXCHANGE FOR         VALUE      VALUE DATE  GAIN/(LOSS)
         -----------------------------------------------------------------------------------------------------------------------
         Euro                                            119,473  Czech Republic Koruna        122,193  07/16/2002         2,720
         Czech Republic Koruna                           122,192          Euro                 118,579  07/16/2002        (3,613)
                                                   -------------                         -------------              ------------
         TOTAL                                     $     241,665                         $     240,772              $       (893)
                                                   =============                         =============              ============

(6)  DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Portfolio segregates securities having a value at least equal to the amount of the purchase commitment.

      The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                       STANDISH HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitement was entered into.

      At June 30, 2002, the Portfolio did not have any delayed delivery transactions.

(7)  CONCENTRATION OF RISK:

      The Portfolio invests in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the value of high yield securities tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

      There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(8)  LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

      For the six months ended June 30, 2002, the expense related to the commitment fee was $1,041 for the Portfolio.

      During the six months ended June 30, 2002, the Portfolio had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of June 30, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX         OTHER
       ADDRESS, AND          POSITION(S) HELD      AND LENGTH OF          DURING PAST         OVERSEEN BY      DIRECTORSHIPS
      DATE OF BIRTH             WITH TRUST          TIME SERVED             5 YEARS             TRUSTEE       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              22          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision
Waltham, MA 02154                                                     Resources, Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               22               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         22               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               22               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

Richard S. Wood                Trustee and      President since       Vice Chairman,               22               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                                       NUMBER OF
                                                                                 PRINCIPAL           PORTFOLIOS IN
             NAME,                  POSITION(S)          TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX
          ADDRESS, AND               HELD WITH           AND LENGTH OF          DURING PAST           OVERSEEN BY
         DATE OF BIRTH                 TRUST              TIME SERVED             5 YEARS               TRUSTEE
  --------------------------------------------------------------------------------------------------------------------
  Beverly E. Banfield           Vice President and    Vice President since  Director and                   22
  c/o Standish Mellon Asset     Secretary             1996; Secretary       Secretary;
  Management,                                         since 2002            Compliance Manager,
  One Financial Center                                                      Standish Mellon
  Boston, MA 02111                                                          Asset Management
  7/6/56

  Steven M. Anderson            Vice President and    Vice President since  Assistant Vice                 22
  c/o Standish Mellon Asset     Treasurer             1999; Treasurer       President and Mutual
  Management,                                         since 2002            Funds Controller,
  One Financial Center                                                      Mellon Institutional
  Boston, MA 02111                                                          Asset Management
  7/14/65

  Denise B. Kneeland            Assistant Vice        Since 1996            Vice President and             22
  c/o Standish Mellon Asset     President                                   Manager, Mutual
  Management,                                                               Funds Operations,
  One Financial Center                                                      Standish Mellon
  Boston, MA 02111                                                          Asset Management
  8/19/51

  Lisa Kane                     Assistant Vice        Since 1999            Assistant Vice                 22
  c/o Standish Mellon Asset     President                                   President and Client
  Management,                                                               Manager, Standish
  One Financial Center                                                      Mellon Asset
  Boston, MA 02111                                                          Management
  6/25/70

  Cara E. Hultgren,             Assistant Vice        Since 2001            Assistant Manager,             22
  c/o Standish Mellon Asset     President                                   Mutual Fund
  Management,                                                               Operations since
  One Financial Center                                                      2000; Shareholder
  Boston MA 02111                                                           Representative,
  1/19/71                                                                   Standish Mellon
                                                                            Asset Management

  Jonathan M. Windham,          Assistant Vice        Since 2001            Performance Analyst,           22
  c/o Standish Mellon Asset     President                                   Mutual Fund
  Management,                                                               Operations since
  One Financial Center,                                                     2000; Pricing
  Boston MA 02111                                                           Analyst, PFPC
  4/7/75                                                                    1998-2000

  Scott Simonds,                Assistant Vice        Since 2002            Compliance Analyst,            22
  c/o Standish Mellon Asset     President                                   Boston Partners;
  Management,                                                               Fund Accountant,
  One Financial Center,                                                     Mellon Financial
  Boston MA 02111                                                           Corp.
  8/17/60

                                       OTHER
             NAME,                 DIRECTORSHIPS
          ADDRESS, AND                HELD BY
         DATE OF BIRTH                TRUSTEE
  ----------------------------------------------
  Beverly E. Banfield           None
  c/o Standish Mellon Asset
  Management,
  One Financial Center
  Boston, MA 02111
  7/6/56
  Steven M. Anderson            None
  c/o Standish Mellon Asset
  Management,
  One Financial Center
  Boston, MA 02111
  7/14/65
  Denise B. Kneeland            None
  c/o Standish Mellon Asset
  Management,
  One Financial Center
  Boston, MA 02111
  8/19/51
  Lisa Kane                     None
  c/o Standish Mellon Asset
  Management,
  One Financial Center
  Boston, MA 02111
  6/25/70
  Cara E. Hultgren,             None
  c/o Standish Mellon Asset
  Management,
  One Financial Center
  Boston MA 02111
  1/19/71
  Jonathan M. Windham,          None
  c/o Standish Mellon Asset
  Management,
  One Financial Center,
  Boston MA 02111
  4/7/75
  Scott Simonds,                None
  c/o Standish Mellon Asset
  Management,
  One Financial Center,
  Boston MA 02111
  8/17/60

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM FIXED INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (identified cost,
    $31,047,748)                                                  $31,540,399
  Receivable for investments sold                                     307,223
  Receivable for Fund shares sold                                         300
  Interest receivable                                                 274,149
  Prepaid expenses                                                     18,628
                                                                  -----------
    Total assets                                                   32,140,699
LIABILITIES
  Payable for investments purchased                      $324,132
  Payable for Fund shares redeemed                           150
  Accrued accounting, custody and transfer agent fees      7,321
  Accrued trustees' fees and expenses (Note 2)               361
  Accrued expenses and other liabilities                  14,631
                                                         -------
    Total liabilities                                                 346,595
                                                                  -----------
NET ASSETS                                                        $31,794,104
                                                                  ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $31,191,861
  Accumulated net realized gain                                       108,171
  Undistributed net investment income                                   1,421
  Net unrealized appreciation                                         492,651
                                                                  -----------
TOTAL NET ASSETS                                                  $31,794,104
                                                                  ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                           1,598,326
                                                                  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
  PER SHARE
  (Net Assets/Shares outstanding)                                 $     19.89
                                                                  ===========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM FIXED INCOME FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income                                                  $  939,093
                                                                   ----------
EXPENSES
  Investment advisory fee (Note 2)                       $ 57,670
  Accounting, custody, and transfer agent fees             48,579
  Legal and audit services                                 16,730
  Registration fees                                         8,926
  Insurance expense                                         5,654
  Trustees' fees and expenses (Note 2)                      2,206
  Miscellaneous                                             6,102
                                                         --------
    Total expenses                                        145,867
Deduct:
  Waiver of investment advisory fee (Note 2)              (57,670)
  Reimbursement of Fund operating expenses (Note 2)       (30,526)
                                                         --------
    Total expense deductions                              (88,196)
                                                         --------
      Net expenses                                                     57,671
                                                                   ----------
        Net investment income                                         881,422
                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain
    Investment security transactions                      293,990
                                                         --------
      Net realized gain                                               293,990
  Change in unrealized appreciation (depreciation)
    Investment securities                                (161,322)
                                                         --------
      Change in net unrealized appreciation
       (depreciation)                                                (161,322)
                                                                   ----------
    Net realized and unrealized gain                                  132,668
                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $1,014,090
                                                                   ==========

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM FIXED INCOME FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2002       YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2001
                                                         ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                    $    881,422      $  2,543,464
  Net realized gain                                             293,990           376,162
  Change in net unrealized appreciation (depreciation)         (161,322)          451,643
                                                           ------------      ------------
  Net increase in net assets from investment operations       1,014,090         3,371,269
                                                           ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                   (880,001)       (2,584,956)
                                                           ------------      ------------
  Total distributions to shareholders                          (880,001)       (2,584,956)
                                                           ------------      ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                            2,109,291         8,334,150
  Value of shares issued to shareholders in payment of
    distributions declared                                      413,629         1,659,563
  Cost of shares redeemed                                   (12,031,922)      (14,842,930)
                                                           ------------      ------------
  Net decrease in net assets from Fund share
    transactions                                             (9,509,002)       (4,849,217)
                                                           ------------      ------------
TOTAL DECREASE IN NET ASSETS                                 (9,374,913)       (4,062,904)
NET ASSETS
  At beginning of period                                     41,169,017        45,231,921
                                                           ------------      ------------
  At end of period (including undistributed net
    investment income of
    $1,421 and $0)                                         $ 31,794,104      $ 41,169,017
                                                           ============      ============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS
                                              ENDED                     YEAR ENDED DECEMBER 31,
                                          JUNE 30, 2002  -----------------------------------------------------
                                           (UNAUDITED)    2001(a)     2000       1999       1998       1997
                                          -------------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD         $ 19.86      $ 19.57    $ 19.36    $ 19.87    $ 19.95    $ 19.99
                                             -------      -------    -------    -------    -------    -------
FROM INVESTMENT OPERATIONS:
  Net investment income*                        0.45(1)      1.13(1)     1.28(1)     1.24(1)     1.25(1)     1.34
  Net realized and unrealized gain
    (loss) on investments                       0.08         0.34       0.21      (0.53)     (0.16)     (0.04)
                                             -------      -------    -------    -------    -------    -------
Total from investment operations                0.53         1.47       1.49       0.71       1.09       1.30
                                             -------      -------    -------    -------    -------    -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                   (0.50)       (1.18)     (1.28)     (1.22)     (1.17)     (1.34)
                                             -------      -------    -------    -------    -------    -------
Total distributions to shareholders            (0.50)       (1.18)     (1.28)     (1.22)     (1.17)     (1.34)
                                             -------      -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD               $ 19.89      $ 19.86    $ 19.57    $ 19.36    $ 19.87    $ 19.95
                                             =======      =======    =======    =======    =======    =======
TOTAL RETURN+                                   2.70%+++     7.66%      7.93%      3.67%      5.58%      6.66%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                    0.30%++      0.30%      0.30%      0.30%      0.30%      0.37%
  Net Investment Income (to average
    daily net assets)*                          4.59%++      5.64%      6.66%      6.27%      6.19%      6.60%
  Portfolio Turnover                             130%+++      149%       170%       147%       145%        94%
  Net Assets, End of Period (000's
    omitted)                                 $31,794      $41,169    $45,232    $38,109    $26,579    $13,916

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share              $  0.41(1)   $  1.07(1)  $  1.21(1)  $  1.12(1)  $  1.15(1)  $  1.18
Ratios (to average daily net assets):
  Expenses                                      0.76%++      0.60%       0.69%       0.89%       0.81%       1.28%
  Net investment income                         4.13%++      5.34%       6.27%       5.68%       5.68%       5.69%

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains and losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
+    Total return would have been lower in the absense of expense waivers.
++   Computed on an annualized basis.
+++  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM FIXED INCOME FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 81.6%
ASSET BACKED -- 22.5%
Advanta Home Equity Loan Trust 1999-2 A3        6.440%       05/25/2029         $ 615,561  $   627,226
American Express Co. 1999-1 A                   5.600%       11/15/2006           725,000      756,891
ANRC Auto Owner Trust 2000-A A4                 7.150%       02/15/2007           200,000      208,626
ARG Funding 1999-1A A3                          6.020%       05/20/2005           600,000      606,595
Capital One Master Trust 1998-4 A               5.430%       01/15/2007           425,000      440,749
Capital One Master Trust 2001-7 A               3.850%       08/15/2007           925,000      933,506
Centex Home Equity 2001-B A2                    5.350%       10/25/2022           750,000      765,099
Citibank Credit Card Master Trust 1999-1 A      5.500%       02/15/2006         1,000,000    1,040,400
Daimler Chrysler Auto Trust 2001-A A4           5.400%       03/06/2006           650,000      676,281
Equicredit Funding Trust 1996-A A3              7.350%       11/15/2019            58,702       59,229
Fleet Credit Card Master Trust II 2001-C A      3.860%       03/15/2007           500,000      504,430
MMCA Automobile Trust 1999-2 A2                 6.800%       08/15/2003            47,297       47,407
Vanderbilt Mortgage Finance 1998-B 1A3          6.195%       10/07/2012           469,716      480,223
                                                                                           -----------
Total Asset Backed (Cost $6,962,438)                                                         7,146,662
                                                                                           -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%
Vendee Mortgage Trust 2001-2 B                  6.750%       11/15/2014           402,719      406,872
                                                                                           -----------
Total Collateralized Mortgage Obligations (Cost $412,881)                                      406,872
                                                                                           -----------
CORPORATE -- 47.2%
BANKING -- 13.9%
BB&T Corp.(a)                                   6.375%       06/30/2005           175,000      185,178
Deutsche Bank(a)                                5.375%       09/24/2002           755,000      755,076
Dime Bancorp, Inc.                              9.000%       12/19/2002           460,000      472,235
Fifth Third Bank                                6.750%       07/15/2005           500,000      532,577
First Union Corp.                               6.550%       10/15/2035           600,000      633,000
FleetBoston Financial Corp.                     7.250%       09/15/2005           650,000      700,050
National City Corp.                             7.200%       05/15/2005           500,000      539,618
US Bancorp Senior Notes                         6.875%       12/01/2004           550,000      588,522
                                                                                           -----------
                                                                                             4,406,256
                                                                                           -----------
CAPITAL GOODS -- 3.0%
Boeing Co.                                      7.875%       02/15/2005           100,000      108,941
Emerson Electric Co.                            7.875%       06/01/2005           475,000      522,329
Lockheed Martin Corp.                           6.500%       04/15/2003           325,000      333,848
                                                                                           -----------
                                                                                               965,118
                                                                                           -----------
COMMUNICATIONS -- 1.5%
Turner Broadcasting System, Inc. Senior Notes   7.400%       02/01/2004           475,000      478,563
                                                                                           -----------
CONSUMER CYCLICAL -- 4.5%
Daimler Chrysler NA Holding                     7.750%       05/27/2003           500,000      519,338
Diageo PLC                                      7.125%       09/15/2004           350,000      377,731
Target Corp.                                    7.500%       02/15/2005           500,000      543,467
                                                                                           -----------
                                                                                             1,440,536
                                                                                           -----------

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM FIXED INCOME FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
ENERGY -- 1.3%
Phillips Petroleum Co.                          8.500%       05/25/2005         $ 375,000  $   419,107
                                                                                           -----------
FINANCIAL -- 18.6%
Allstate Corp. Senior Notes                     7.875%       05/01/2005           350,000      384,220
Caterpillar Financial Service Corp.             6.875%       08/01/2004           550,000      584,990
Ford Motor Credit Co.++                         2.070%       09/16/2002           300,000      298,770
General Electric Capital Corp.                  7.500%       05/15/2005           775,000      844,104
General Motors Acceptance Corp.                 7.500%       07/15/2005           375,000      400,205
Goldman Sachs Group, Inc.                       7.625%       08/17/2005           300,000      327,402
Household Finance Corp.                         8.000%       05/09/2005           350,000      377,244
International Lease Finance Corp.               5.120%       06/01/2005           600,000      608,420
Merrill Lynch & Co.                             5.350%       06/15/2004           800,000      827,021
Morgan Stanley Dean Witter                      7.750%       06/15/2005           750,000      824,803
Toyota Motor Credit Co.                         5.625%       11/13/2003           425,000      441,588
                                                                                           -----------
                                                                                             5,918,767
                                                                                           -----------
PUBLIC UTILITY -- 2.8%
Alabama Power Co. Senior Notes                  5.490%       11/01/2005           300,000      308,708
Carolina Power & Light                          5.875%       01/15/2004           550,000      567,051
                                                                                           -----------
                                                                                               875,759
                                                                                           -----------
TRANSPORTATION -- 1.6%
Illinois Central Railroad Co.                   6.750%       05/15/2003           500,000      513,542
                                                                                           -----------
Total Corporate (Cost $14,775,093)                                                          15,017,648
                                                                                           -----------
YANKEE BONDS -- 2.1%
British Telecommunications PLC                  7.875%       12/15/2005           150,000      161,002
Carnival Corp.                                  6.150%       10/01/2003           500,000      513,250
                                                                                           -----------
Total Yankee Bonds (Cost $666,895)                                                             674,252
                                                                                           -----------
NON-AGENCY -- 1.0%
PASS THRU SECURITIES -- 1.0%
NationsLink Funding Corp. 1998-2 A1             6.001%       08/20/2030           298,599      311,624
                                                                                           -----------
Total Non-Agency (Cost $300,431)                                                               311,624
                                                                                           -----------
U.S. GOVERNMENT AGENCY -- 5.1%
PASS THRU SECURITIES -- 5.1%
FHLMC Gold                                      6.000%       07/01/2011           513,156      529,274
FHLMC Gold#                                     6.500%       05/01/2011           309,312      323,182
FNMA                                            6.500%       06/01/2011           684,425      715,642
Private Export Funding Corp.                    6.860%       04/30/2004            40,000       42,111
                                                                                           -----------
Total U.S. Government Agency (Cost $1,560,539)                                               1,610,209
                                                                                           -----------
U.S. TREASURY OBLIGATIONS -- 2.4%
TREASURY NOTES -- 2.4%
U.S. Treasury Note                              3.625%       03/31/2004           175,000      177,706
U.S. Treasury Note                              5.875%       11/15/2004           285,000      302,901

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM FIXED INCOME FUND
              SCHEDULE OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   PAR        VALUE
SECURITY                                        RATE          MATURITY            VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------
TREASURY NOTES (CONTINUED)
U.S. Treasury Note                              6.500%       08/15/2005         $ 275,000  $   299,492
                                                                                           -----------
Total U.S. Treasury Obligations (Cost $776,684)                                                780,099
                                                                                           -----------
TOTAL BONDS AND NOTES (COST $25,454,961)                                                    25,947,366
                                                                                           -----------
SHORT-TERM INVESTMENTS -- 17.6%
COMMERCIAL PAPER -- 17.5%
Caisse Centrale Desjardins++                    2.040%       09/02/2002           500,000      498,350
Kinder Morgan, Inc.++                           2.050%       07/15/2002           628,000      627,428
Koch Industries, Inc.++                         1.980%       07/01/2002         1,000,000      999,890
Principal Financial Services++                  1.780%       07/12/2002           500,000      499,679
Svenska Handelsbanken++                         1.770%       07/10/2002           545,000      544,705
UBS Finance++                                   2.000%       07/01/2002         1,000,000      999,889
United Parcel Service++                         1.800%       07/03/2002           885,000      884,823
USAA Capital Corp.++                            1.800%       07/01/2002           500,000      499,950
                                                                                           -----------
                                                                                             5,554,714
                                                                                           -----------
REPURCHASE AGREEMENTS -- 0.1%
Tri-party repurchase agreement dated 06/28/02 with Salomon Smith Barney, Inc.
and Investors Bank and Trust Company, due 07/01/02, with a maturity value of
$38,323 and an effective yield of 1.01%, collateralized by a U.S. Government
Obligation with a rate of 14.00%, a maturity date of 11/15/11 and an
aggregated market value of $42,499.                                                             38,319
                                                                                           -----------
TOTAL SHORT-TERM INVESTMENTS (COST $5,592,787)                                               5,593,033
                                                                                           -----------

TOTAL INVESTMENTS -- 99.2% (COST
 $31,047,748)                             $  31,540,399
OTHER ASSETS, LESS LIABILITIES -- 0.8%          253,705
                                          -------------
NET ASSETS -- 100.0%                      $  31,794,104
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association

(a)  Variable Rate Security; rate indicated is as of 6/30/02.
=/=  Rate noted is yield to maturity.
#    All or a portion of these securities are delayed delivery contracts (Note
     7).

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Short-Term Fixed Income Fund (formerly, Standish Controlled Maturity Fund) (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to maximize total return, consistent with preserving principal and liquidity, while seeking a relatively high level of current income by investing, under normal circumstances, at least 80% of net assets in fixed income securities of U.S. companies and the U.S. government.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Fund to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Fund and the counterparty. Additionally, procedures have been established by the Fund to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis.

     D. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of capital loss carry forwards, losses deferred due to wash sales and amortization and/or accretion of premiums and discounts on certain securities.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     E. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expenses and the relative size of the funds.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.30% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.30% of the Fund's average daily net assets for the six months ended June 30, 2002. Pursuant to this agreement, for the six months ended June 30, 2002, Standish Mellon voluntarily did not impose $57,670 of its investment advisory fee and reimbursed the Fund for $30,526 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2002 were as follows:

                                                                   PURCHASES      SALES
                                                                  -----------  -----------
         U.S. Government Securities                               $30,442,220  $35,124,102
                                                                  ===========  ===========
         Investments (non-U.S.Government Securities)              $13,687,409  $22,187,311
                                                                  ===========  ===========

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  SIX MONTHS ENDED
                                                                   JUNE 30, 2002         YEAR ENDED
                                                                    (UNAUDITED)      DECEMBER 31, 2001
                                                                  ----------------  --------------------
         Shares sold                                                     105,658              420,232
         Shares issued to shareholders in payment of
           distributions declared                                         20,960               83,470
         Shares redeemed                                                (600,759)            (742,197)
                                                                    ------------       --------------
         Net decrease                                                   (474,141)            (238,495)
                                                                    ============       ==============

      At June 30, 2002, two shareholders held of record approximately 58% and 36% of the total outstanding shares of the Fund. A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2002, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $31,047,585
                                                                       ===========
         Gross unrealized appreciation                                     520,119
         Gross unrealized depreciation                                     (27,305)
                                                                       -----------
         Net unrealized appreciation                                   $   492,814
                                                                       ===========

(6)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

      The Fund trades the following instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Fund entered into no such transactions during the six months ended June 30, 2002.

     FUTURES CONTRACTS

      The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At June 30, 2002, the Fund did not hold any open futures contracts.

(7)  DELAYED DELIVERY TRANSACTIONS:

      The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

      The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

                     STANDISH, AYER & WOOD INVESTMENT TRUST
                     STANDISH SHORT-TERM FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      See the Schedule of Investments for outstanding delayed delivery transactions.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of June 30, 2002. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Standish Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              22          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision
Waltham, MA 02154                                                     Resources, Inc.
9/30/40

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               22               None
c/o Harvard University                          9/13/1989             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         22               None
P.O. Box 2333                                   11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               22               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

INTERESTED TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Richard S. Wood                Trustee and      President since       Vice Chairman,               22               None
c/o Standish Mellon Asset       President       4/26/1989             President and Chief
Management,                                                           Investment Officer,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
5/20/54

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 22               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Manager,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Assistant Vice               22               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       President and Mutual
Management,                                     since 2002            Funds Controller,
One Financial Center                                                  Mellon Institutional
Boston, MA 02111                                                      Asset Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           22               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Financial Center                                                  Standish Mellon
Boston, MA 02111                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Assistant Vice               22               None
c/o Standish Mellon Asset       President                             President and Client
Management,                                                           Manager, Standish
One Financial Center                                                  Mellon Asset
Boston, MA 02111                                                      Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           22               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2000; Shareholder
One Financial Center,                                                 Representative,
Boston MA 02111                                                       Standish Mellon
1/19/71                                                               Asset Management

Jonathan M. Windham,          Assistant Vice    Since 2001            Performance Analyst,         22               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Financial Center,                                                 2000; Pricing
Boston MA 02111                                                       Analyst, PFPC
4/7/75                                                                1998-2000

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          22               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Financial Center,                                                 Mellon Financial
Boston MA 02111                                                       Corp.
8/17/60